UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-05555

                         SANFORD C. BERNSTEIN FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: September 30, 2006

                     Date of reporting period: June 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

Sanford C. Bernstein Fund, Inc.
Tax-Managed International Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2006 (unaudited)

Company                                                 Shares     U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS-97.9%
Financial-36.4%
Banking-22.1%
ABN AMRO Holding NV                                   1,233,802   $   33,788,768
Allied Irish Banks Plc                                2,381,600       57,238,076
Banco Bilbao Vizcaya Argentaria, SA                   4,099,559       84,357,732
Barclays Plc                                          8,550,000       96,924,760
BNP Paribas, SA                                       1,616,763      154,601,738
Commerzbank AG                                        1,967,704       71,374,662
Credit Agricole, SA                                   1,395,000       52,940,251
Credit Suisse Group                                   3,129,133      174,580,863
Fortis                                                1,360,000       46,328,181
HBOS Plc                                              3,440,000       59,697,652
KBC Groep NV                                            253,000       27,153,414
Mitsubishi Tokyo Financial Group, Inc.                    8,133      114,007,888
Royal Bank of Scotland Group Plc                      2,400,000       78,779,629
Societe Generale                                        638,060       93,683,915
Standard Chartered Plc                                2,062,566       50,326,231
Sumitomo Mitsui Financial Group, Inc.                    20,162      213,512,074
UBS AG                                                1,151,589      126,058,848
UniCredito Italiano SpA                               7,661,151       59,918,534
                                                                  --------------
                                                                   1,595,273,216
                                                                  --------------
Financial Services-3.7%
Man Group Plc                                           729,026       34,319,867
Nomura Holdings, Inc.                                 6,204,600      116,525,271
ORIX Corp.                                              469,110      114,468,354
                                                                  --------------
                                                                     265,313,492
                                                                  --------------
Insurance-8.7%
Assurances Generales de France                          740,400       87,280,853
Aviva Plc                                             4,827,668       68,324,562
Friends Provident Plc                                 8,905,370       29,446,771
ING Groep NV                                          6,806,391      267,202,189
Muenchener Rueckversicherungs AG                        515,000       70,228,728
Prudential Plc                                        4,178,404       47,248,864
QBE Insurance Group, Ltd.                             3,646,875       55,442,739
                                                                  --------------
                                                                     625,174,706
                                                                  --------------
Wholesale & International Trade-1.9%
Mitsui & Co., Ltd.                                    9,806,000      138,645,624
                                                                  --------------
                                                                   2,624,407,038
                                                                  --------------


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1 o SCB TAX MANAGED INTERNATIONAL PORTFOLIO

Company                                                 Shares     U.S. $ Value
--------------------------------------------------------------------------------
Capital Equipment-10.9%
Aerospace & Defense-1.3%
BAE Systems Plc                                       4,750,000     $ 32,449,822
European Aeronautic Defence & Space Co.               2,074,090       59,497,862
                                                                    ------------
                                                                      91,947,684
                                                                    ------------
Automobiles-5.4%
Continental AG                                          979,000       99,899,823
Honda Motor Co., Ltd.                                   967,400       30,728,607
Renault, SA                                           1,099,900      118,026,863
Toyota Motor Corp.                                    2,685,300      140,345,239
                                                                    ------------
                                                                     389,000,532
                                                                    ------------
Machinery & Engineering-4.2%
ABB, Ltd.                                             6,442,724       83,652,417
Atlas Copco AB                                        3,449,141       96,047,033
Komatsu, Ltd.                                         1,340,000       26,664,625
MAN AG                                                  733,700       53,046,602
Sumitomo Heavy Industries, Ltd.                       5,132,000       47,419,201
                                                                    ------------
                                                                     306,829,878
                                                                    ------------
                                                                     787,778,094
                                                                    ------------
Industrial Commodities-9.0%
Chemicals-0.6%
Arkema(a)                                                25,400          991,205
Mitsui Chemicals, Inc.                                5,848,000       38,218,608
                                                                    ------------
                                                                      39,209,813
                                                                    ------------
Forest & Paper-0.5%
Svenska Cellulosa AB                                    867,000       35,794,798
                                                                    ------------
Metal - Nonferrous-4.6%
BHP Billiton Plc                                      3,414,021       66,421,223
Rio Tinto Plc                                         2,236,616      117,770,604
Teck Cominco, Ltd.                                      485,000       29,100,869
Xstrata Plc                                           3,166,252      120,514,024
                                                                    ------------
                                                                     333,806,720
                                                                    ------------
Metal - Steel-2.5%
Arcelor                                               1,115,000       53,962,616
JFE Holdings, Inc.                                    2,447,900      103,931,930
Kobe Steel, Ltd.                                      7,500,000       23,479,814
                                                                    ------------
                                                                     181,374,360
                                                                    ------------
Miscellaneous Materials-0.8%
Nitto Denko Corp.                                       819,800       58,406,348
                                                                    ------------
                                                                     648,592,039
                                                                    ------------
Energy-8.5%
Energy Sources-8.5%
BG Group Plc                                          4,320,357       57,666,740


--------------------------------------------------------------------------------
                                     SCB TAX MANAGED INTERNATIONAL PORTFOLIO o 2

Company                                                Shares      U.S. $ Value
--------------------------------------------------------------------------------
BP Plc                                                5,634,200     $ 65,326,814
Canadian Natural Resources, Ltd.                        944,900       52,243,329
ENI SpA                                               4,024,835      118,221,331
Nexen, Inc.                                             860,000       48,458,300
Nippon Mining Holdings, Inc.                          3,496,000       29,509,388
Norsk Hydro ASA                                       3,592,951       95,292,946
Repsol YPF, SA                                        2,368,400       67,826,095
Royal Dutch Shell Plc                                   387,899       13,549,028
Total, SA                                             1,016,000       66,742,853
                                                                    ------------
                                                                     614,836,824
                                                                    ------------
Technology/Electronics-7.8%
Data Processing-6.0%
Canon, Inc.                                           3,489,450      171,015,369
Cap Gemini, SA                                        2,503,658      142,780,664
SAP AG                                                  554,718      116,626,538
                                                                    ------------
                                                                     430,422,571
                                                                    ------------
Electrical & Electronics-0.4%
Koninklijke Philips Electronics NV                      885,000       27,570,398
                                                                    ------------
Electronic Components & Instruments-1.4%
Flextronics International, Ltd.(a)                    1,647,800       17,499,636
Hoya Corp.                                            1,870,500       66,589,965
Kyocera Corp.                                           212,000       16,443,047
                                                                    ------------
                                                                     100,532,648
                                                                    ------------
                                                                     558,525,617
                                                                    ------------
Consumer Staples-6.6%
Beverages & Tobacco-3.4%
British American Tobacco Plc                          4,643,689      116,914,647
Japan Tobacco, Inc.                                      21,850       79,795,968
SABMiller Plc                                         2,802,552       50,452,642
                                                                    ------------
                                                                     247,163,257
                                                                    ------------
Food & Household Products-3.2%
Delhaize Group                                          193,976       13,439,510
Essilor International, SA                               352,935       35,499,174
J Sainsbury Plc                                       9,565,300       59,073,785
Luxottica Group SpA                                   1,762,622       47,775,310
Nestle, SA                                              200,442       62,840,679
Tate & Lyle Plc                                         639,832        7,158,112
                                                                    ------------
                                                                     225,786,570
                                                                    ------------
                                                                     472,949,827
                                                                    ------------
Medical-5.4%
Health & Personal Care-5.4%
AstraZeneca Plc                                         665,000       39,987,024
GlaxoSmithKline Plc                                     958,900       26,760,003
Nobel Biocare Holding AG                                134,190       31,807,303


--------------------------------------------------------------------------------
3 o SCB TAX MANAGED INTERNATIONAL PORTFOLIO

Company                                                Shares      U.S. $ Value
--------------------------------------------------------------------------------
Novartis AG                                           1,334,838     $ 72,036,494
Roche Holding AG                                        727,316      120,016,223
Sanofi-Synthelabo, SA                                   979,128       95,396,857
                                                                    ------------
                                                                     386,003,904
                                                                    ------------
Construction & Housing-4.3%
Building Materials-0.7%
Buzzi Unicem SpA                                      1,087,991       24,934,389
Rinker Group, Ltd.                                    2,103,529       25,475,575
                                                                    ------------
                                                                      50,409,964
                                                                    ------------
Construction & Housing-3.4%
CRH Plc                                               2,563,906       83,536,264
George Wimpey Plc                                     3,620,000       30,399,575
Leopalace21 Corp.                                       751,100       25,874,419
Persimmon Plc                                         1,433,000       32,658,633
Vinci, SA                                               738,032       75,895,411
                                                                    ------------
                                                                     248,364,302
                                                                    ------------
Real Estate-0.2%
Sino Land Co., Ltd                                    7,618,024       12,184,870
                                                                    ------------
                                                                     310,959,136
                                                                    ------------
Consumer Cyclicals-3.1%
Appliances & Household Durables-0.5%
Matsushita Electric Industrial Co., Ltd.                837,000       17,671,631
Sony Corp.                                              431,700       19,033,643
                                                                    ------------
                                                                      36,705,274
                                                                    ------------
Broadcasting & Publishing-1.2%
Societe Television Francaise 1                        2,082,446       67,847,600
WPP Group Plc                                         1,461,235       17,663,465
                                                                    ------------
                                                                      85,511,065
                                                                    ------------
Leisure & Tourism-0.8%
Aristocrat Leisure, Ltd.                                732,315        7,001,805
Whitbread Plc                                         2,244,000       48,326,075
                                                                    ------------
                                                                      55,327,880
                                                                    ------------
Merchandising-0.6%
Marks & Spencer Group Plc                             3,975,301       43,112,867
                                                                    ------------
                                                                     220,657,086
                                                                    ------------
Utilities-2.9%
Electric & Gas Utility-2.9%
E.ON AG                                                 673,800       77,453,869
Endesa, SA                                            2,222,400       77,217,065
RWE AG                                                  659,000       54,689,905
                                                                    ------------
                                                                     209,360,839
                                                                    ------------


--------------------------------------------------------------------------------
                                     SCB TAX MANAGED INTERNATIONAL PORTFOLIO o 4

                                                      Shares or
                                                      Principal
                                                       Amount
Company                                                 (000)      U.S. $ Value
 -------------------------------------------------------------------------------
Telecommunications-1.7%
Telecommunications-1.7%
Nippon Telegraph & Telephone Corp.                        3,700   $   18,065,537
Singapore Telecommunications, Ltd.                    9,802,582       15,744,649
Vodafone Group Plc                                   43,102,400       91,736,567
                                                                  --------------
                                                                     125,546,753
                                                                  --------------
Transportation-1.3%
Transportation - Airlines-0.6%
Deutsche Lufthansa AG                                 2,125,000       39,060,978
                                                                  --------------
Transportation - Shipping-0.7%
Mitsui OSK Lines, Ltd.                                7,751,000       52,780,688
                                                                  --------------
                                                                      91,841,666
                                                                  --------------
Total Common Stocks
   (cost $5,442,005,087)                                           7,051,458,823
                                                                  --------------
SHORT-TERM INVESTMENT-0.8%
Repurchase Agreement-0.8%
State Street Bank & Trust Co., 4.25%, dated
   6/30/06, due 7/03/06 in the amount of
   $59,328,005 (collateralized by $62,535,000 U.S.
   Treasury Note, 3.875%, due 9/15/10, value
   $60,496,609) (cost $59,307,000)                   $   59,307       59,307,000
                                                                  --------------
Total Investments(b) - 98.7%
   (cost $5,501,312,087)                                           7,110,765,823
Other assets less liabilities(c) - 1.3%                               96,969,464
                                                                  --------------
Net Assets - 100%                                                 $7,207,735,287
                                                                  --------------


--------------------------------------------------------------------------------
FINANCIAL FUTURES CONTRACTS PURCHASED
--------------------------------------------------------------------------------

                                                           Value at
           Number of     Expiration                        June 30,     Unrealized
Type       Contracts        Month       Original Value       2006      Appreciation
-----------------------------------------------------------------------------------
DJ Euro
Stoxx 50      394      September 2006     $17,697,460    $18,454,498     $757,038

(a)  Non-income producing security.


--------------------------------------------------------------------------------
5 o SCB TAX MANAGED INTERNATIONAL PORTFOLIO

(b) At June 30, 2006, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation was $1,661,675,746 and gross unrealized depreciation of investments was $52,222,010, resulting in net unrealized appreciation of $1,609,453,736 (excluding foreign currency transactions and futures contracts).

(c) The amount of U.S. $1,335,457 has been segregated as collateral for financial futures contracts outstanding at June 30, 2006.

COUNTRY BREAKDOWN*

23.4%   Japan
21.1%   United Kingdom
15.6%   France
 9.5%   Switzerland
 8.2%   Germany
 4.6%   Netherlands
 3.5%   Italy
 3.2%   Spain
 2.0%   Ireland
 1.9%   Sweden
 1.8%   Canada
 1.3%   Norway
 1.2%   Australia
 1.9%   Other
 0.8%   Short-Term

* All data are as of June 30, 2006. The Fund's country breakdown is expressed as a percentage of total investments and may vary over time. "Other" country weightings represent less than 2.0% weightings in Belgium, Hong Kong, and Singapore.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.


--------------------------------------------------------------------------------
                                     SCB TAX MANAGED INTERNATIONAL PORTFOLIO o 6

Sanford C. Bernstein Fund, Inc.
International Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2006 (unaudited)

Company                                                 Shares     U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS-97.1%
Financial-35.0%
Banking-20.8%
ABN AMRO Holding NV                                     580,914   $   15,908,848
Banco Bilbao Vizcaya Argentaria, SA*                  1,768,529       36,391,499
Barclays Plc                                          2,909,000       32,977,091
BNP Paribas, SA*                                        891,716       85,269,668
Commerzbank AG                                          897,626       32,559,649
Credit Agricole, SA*                                    398,000       15,104,100
Credit Suisse Group*                                  1,372,731       76,587,529
Fortis*                                                 708,000       24,116,446
HBOS Plc                                              1,831,090       31,776,678
KBC Groep NV*                                           115,000       12,342,461
Mitsubishi Tokyo Financial Group, Inc.                    3,639       51,011,276
Royal Bank of Scotland Group Plc                      1,223,800       40,171,046
Societe Generale*                                       283,100       41,566,492
Standard Chartered Plc                                  620,664       15,144,087
Sumitomo Mitsui Financial Group, Inc.*                    8,897       94,217,683
UBS AG                                                  519,034       56,816,128
UniCredito Italiano SpA*                              3,472,147       27,155,966
                                                                  --------------
                                                                     689,116,647
                                                                  --------------
Financial Services-3.8%
Man Group Plc                                           374,722       17,640,536
Nomura Holdings, Inc.*                                2,731,700       51,302,595
ORIX Corp.*                                             228,790       55,827,449
                                                                  --------------
                                                                     124,770,580
                                                                  --------------
Insurance-8.6%
Assurances Generales de France*                         342,900       40,422,210
Aviva Plc                                             2,264,529       32,049,211
Friends Provident Plc                                 3,980,000       13,160,391
ING Groep NV                                          3,087,751      121,217,518
Muenchener Rueckversicherungs AG*                       225,600       30,764,274
Prudential Plc                                        1,829,055       20,682,723
QBE Insurance Group, Ltd.*                            1,644,245       24,997,141
                                                                  --------------
                                                                     283,293,468
                                                                  --------------
Wholesale & International Trade-1.8%
Mitsui & Co., Ltd.*                                   4,282,000       60,542,582
                                                                  --------------
                                                                   1,157,723,277
                                                                  --------------
Capital Equipment-10.9%
Aerospace & Defense-1.1%
BAE Systems Plc                                       2,310,000       15,780,861


--------------------------------------------------------------------------------
1 o SCB INTERNATIONAL PORTFOLIO

Company                                                   Shares    U.S. $ Value
--------------------------------------------------------------------------------
European Aeronautic Defence & Space Co.*                  729,740   $ 20,933,503
                                                                    ------------
                                                                      36,714,364
                                                                    ------------
Automobiles-5.6%
Continental AG                                            460,700     47,011,081
Honda Motor Co., Ltd.                                     422,000     13,404,458
Renault, SA*                                              493,500     52,955,956
Toyota Motor Corp.*                                     1,375,400     71,884,274
                                                                    ------------
                                                                     185,255,769
                                                                    ------------
Machinery & Engineering-4.2%
ABB, Ltd.                                               2,876,248     37,345,244
Atlas Copco AB Class A*                                 1,535,234     42,751,129
Komatsu, Ltd.                                             738,000     14,685,443
MAN AG*                                                   315,000     22,774,539
Sumitomo Heavy Industries, Ltd.                         2,291,000     21,168,626
                                                                    ------------
                                                                     138,724,981
                                                                    ------------
                                                                     360,695,114
                                                                    ------------
Industrial Commodities-8.6%
Chemicals-0.4%
Arkema(a)                                                   9,640        376,190
Mitsui Chemicals, Inc.*                                 1,806,000     11,802,805
                                                                    ------------
                                                                      12,178,995
                                                                    ------------
Forest & Paper-0.5%
Svenska Cellulosa AB*                                     403,100     16,642,311
                                                                    ------------
Metal - Nonferrous-4.6%
BHP Billiton Plc                                        1,478,349     28,761,905
Rio Tinto Plc                                             990,875     52,175,227
Teck Cominco, Ltd. Class B                                230,000     13,800,412
Xstrata Plc*                                            1,507,416     57,375,335
                                                                    ------------
                                                                     152,112,879
                                                                    ------------
Metal - Steel-2.3%
Arcelor                                                   520,006     25,166,712
JFE Holdings, Inc.*                                       965,000     40,971,573
Kobe Steel, Ltd.                                        3,030,000      9,485,844
                                                                    ------------
                                                                      75,624,129
                                                                    ------------
Miscellaneous Materials-0.8%
Nitto Denko Corp.*                                        399,200     28,440,857
                                                                    ------------
                                                                     284,999,171
                                                                    ------------
Energy-8.4%
Energy Sources-8.4%
BG Group Plc                                            2,010,697     26,838,139
BP Plc                                                  2,546,300     29,523,564
Canadian Natural Resources, Ltd.                          352,800     19,506,240
ENI SpA*                                                1,951,194     57,312,350


--------------------------------------------------------------------------------
                                                 SCB INTERNATIONAL PORTFOLIO o 2

Company                                                   Shares    U.S. $ Value
--------------------------------------------------------------------------------
Nexen, Inc.                                               295,000   $ 16,622,324
Nippon Mining Holdings, Inc.                            1,680,000     14,180,713
Norsk Hydro ASA*                                        1,628,378     43,188,158
Repsol YPF, SA*                                         1,091,500     31,258,311
Royal Dutch Shell Plc                                     372,096     12,997,041
Total, SA*                                                385,600     25,330,752
                                                                    ------------
                                                                     276,757,592
                                                                    ------------
Technology/Electronics-7.9%
Data Processing-5.9%
Canon, Inc.*                                            1,634,100     80,086,035
Cap Gemini, SA*                                         1,127,179     64,281,689
SAP AG*                                                   243,345     51,162,005
                                                                    ------------
                                                                     195,529,729
                                                                    ------------
Electrical & Electronics-0.7%
Koninklijke Philips Electronics NV                        465,000     14,486,142
Thomson, SA*(a)                                           400,000      6,609,811
                                                                    ------------
                                                                      21,095,953
                                                                    ------------
Electronic Components & Instruments-1.3%
Flextronics International, Ltd.(a)                        820,800      8,716,896
Hitachi, Ltd.*                                          1,765,000     11,660,819
Hoya Corp.*                                               415,200     14,781,156
Kyocera Corp.                                             103,600      8,035,376
                                                                    ------------
                                                                      43,194,247
                                                                    ------------
                                                                     259,819,929
                                                                    ------------
Consumer Staples-7.0%
Beverages & Tobacco-3.9%
British American Tobacco Plc                            2,695,798     67,872,390
Japan Tobacco, Inc.                                        10,455     38,181,549
SABMiller Plc                                           1,227,028     22,089,440
                                                                    ------------
                                                                     128,143,379
                                                                    ------------
Food & Household Products-3.1%
Delhaize Group*                                            97,105      6,727,861
Essilor International, SA*                                187,022     18,811,188
J Sainsbury Plc*                                        4,390,000     27,111,948
Luxottica Group SpA*                                      646,961     17,535,672
Nestle, SA                                                 90,771     28,457,665
Tate & Lyle Plc*                                          293,700      3,285,765
                                                                    ------------
                                                                     101,930,099
                                                                    ------------
                                                                     230,073,478
                                                                    ------------
Medical-5.9%
Health & Personal Care-5.9%
AstraZeneca Plc                                           233,800     14,058,596
GlaxoSmithKline Plc                                       445,200     12,424,187
Nobel Biocare Holding AG                                   58,117     13,775,580


--------------------------------------------------------------------------------
3 o SCB INTERNATIONAL PORTFOLIO

Company                                                   Shares    U.S. $ Value
--------------------------------------------------------------------------------
Novartis AG                                               605,026   $ 32,651,117
Roche Holding AG                                          334,485     55,194,202
Sanofi-Synthelabo, SA*                                    542,213     52,828,043
Takeda Pharmaceutical Co., Ltd.                           254,300     15,829,568
                                                                    ------------
                                                                     196,761,293
                                                                    ------------
Construction & Housing-4.0%
Building Materials-0.7%
Buzzi Unicem SpA*                                         563,800     12,921,071
Rinker Group, Ltd.                                        889,794     10,776,183
                                                                    ------------
                                                                      23,697,254
                                                                    ------------
Construction & Housing-3.2%
CRH Plc                                                 1,006,310     32,787,230
George Wimpey Plc                                       1,663,800     13,972,048
Leopalace21 Corp.*                                        311,100     10,716,991
Persimmon Plc                                             660,000     15,041,659
Vinci, SA*                                                327,065     33,633,681
                                                                    ------------
                                                                     106,151,609
                                                                    ------------
Real Estate-0.1%
Sino Land Co., Ltd*                                     2,190,608      3,503,832
                                                                    ------------
                                                                     133,352,695
                                                                    ------------
Consumer Cyclicals-3.3%
Appliances & Household Durables-0.6%
Matsushita Electric Industrial Co., Ltd.                  364,000      7,685,154
Sony Corp.                                                243,900     10,753,545
                                                                    ------------
                                                                      18,438,699
                                                                    ------------
Broadcasting & Publishing-1.1%
Societe Television Francaise 1*                           917,695     29,899,168
WPP Group Plc                                             675,962      8,171,055
                                                                    ------------
                                                                      38,070,223
                                                                    ------------
Business & Public Services-0.0%
WorleyParsons, Ltd.                                       110,010      1,644,992
                                                                    ------------
Leisure & Tourism-0.7%
Whitbread Plc                                           1,070,926     23,063,124
                                                                    ------------
Merchandising-0.9%
Marks & Spencer Group Plc                               2,603,866     28,239,403
                                                                    ------------
                                                                     109,456,441
                                                                    ------------
Utilities-2.9%
Electric & Gas Utility-2.9%
E.ON AG*                                                  315,800     36,301,472
Endesa, SA*                                             1,028,300     35,728,181
RWE AG*                                                   289,000     23,983,888
                                                                    ------------
                                                                      96,013,541
                                                                    ------------


--------------------------------------------------------------------------------
                                                 SCB INTERNATIONAL PORTFOLIO o 4

                                                     Shares or
                                                     Principal
                                                       Amount
Company                                                (000)       U.S. $ Value
--------------------------------------------------------------------------------
Telecommunications-1.9%
Telecommunications-1.9%
Nippon Telegraph & Telephone Corp.                        3,364   $   16,424,991
Singapore Telecommunications, Ltd.                    1,520,238        2,441,766
Vodafone Group Plc                                   20,019,000       42,607,241
                                                                  --------------
                                                                      61,473,998
                                                                  --------------
Transportation-1.3%
Transportation - Airlines-0.5%
Deutsche Lufthansa AG*                                  980,000       18,014,004
                                                                  --------------
Transportation - Shipping-0.8%
Mitsui OSK Lines, Ltd.*                               3,674,000       25,018,223
                                                                  --------------
                                                                      43,032,227
                                                                  --------------
Total Common Stocks
   (cost $2,530,558,824)                                           3,210,158,756
                                                                  --------------
SHORT-TERM INVESTMENT-1.7%
Repurchase Agreement-1.7%
State Street Bank & Trust Co., 4.25%, dated
   6/30/06, due 7/03/06 in the amount of
   $56,248,914 (collateralized by $59,520,000 U.S.
   Treasury Note, 3.875%, due 9/15/10, value
   $57,354,127)(cost $56,229,000)                   $    56,229       56,229,000
                                                                  --------------
Total Investments Before Security Lending
   Collateral - 98.8% (cost $2,586,787,824)                        3,266,387,756
                                                                  --------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES
LOANED-25.4%
Repurchase Agreements-21.2%
ABN AMRO Bank, 4.48%, dated 6/30/06, due 7/03/06
   in the amount of $140,052,267 (collateralized
   by $142,445,000 U.S. Treasury Note, 4.875%,
   due 4/30/08, value $142,772,565)                     140,000      140,000,000
Bear Stearns, 4.48%, dated 6/30/06, due 7/03/06
   in the amount of $140,052,267 (collateralized
   by $136,365,000 U.S. Treasury Inflation Index
   Notes, 2.00%-3.375%, due 1/15/26-4/15/32,
   value $144,447,687)                                  140,000      140,000,000


--------------------------------------------------------------------------------
5 o SCB INTERNATIONAL PORTFOLIO

                                                     Principal
                                                       Amount
                                                       (000)      U.S. $ Value
-------------------------------------------------------------------------------
Deutsche Bank, 4.50%, dated 6/30/06, due 7/03/06
   in the amount of $140,052,500 (collateralized
   by $110,377,000 U.S. Treasury Inflation Index
   Note, 3.875%, due 1/15/09, value $142,837,772)     $140,000   $  140,000,000
   Greenwich Funding, 4.50%, dated 6/30/06, due
   7/03/06 in the amount $140,052,500
   (collateralized by $150,775,000 U.S. Treasury
   Note, 4.25%, due 11/15/13, value $143,354,043)      140,000      140,000,000
Morgan Stanley, 4.50%, dated 6/30/06, due 7/03/06
   in the amount of $140,052,500 (collateralized
   by $145,110,000 U.S. Treasury Inflation Index
   Note, 1.625%, due 1/15/15, value $143,354,043)      140,000      140,000,000
Total Repurchase Agreements
   (cost $700,000,000)                                              700,000,000
                                                                 --------------
Time Deposit-4.2%
Deutsche Bank,
   5.31%, 7/03/06                                      138,944      138,944,000
Total Investment of Cash Collateral for
   Securities Loaned
   (cost $838,944,000)                                              838,944,000
                                                                 --------------
Total Investments - 124.2%
   (cost $3,425,731,824) (b)                                      4,105,331,756
Other assets less liabilities  - (24.2)%(c)                        (798,595,816)
                                                                 --------------
Net Assets - 100%                                                $3,306,735,940
                                                                 --------------

FINANCIAL FUTURES CONTRACTS PURCHASED

                                                                                Value at
                   Number of     Expiration                       June 30,     Unrealized
      Type         Contracts        Month       Original Value      2006      Appreciation
------------------------------------------------------------------------------------------
DJ Euro Stoxx 50      183      September 2006     $8,219,886     $8,571,505     $351,619

*    Represents entire or partial securities out on loan.

(a)  Non-income producing security.

(b) At June 30, 2006, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation was $720,911,403 and gross unrealized depreciation of investments was $41,311,471, resulting in net unrealized appreciation of $679,599,932 (excluding foreign currency transactions and futures contracts).

(c) An amount of U.S. $620,276 has been segregated as collateral for financial futures contracts outstanding at June 30, 2006.


--------------------------------------------------------------------------------
                                                 SCB INTERNATIONAL PORTFOLIO o 6

COUNTRY BREAKDOWN*

23.8%   Japan
21.6%   United Kingdom
15.7%   France
 9.2%   Switzerland
 8.0%   Germany
 4.6%   Netherlands
 3.5%   Italy
 3.2%   Spain
 1.8%   Sweden
 1.5%   Canada
 1.4%   Belgium
 1.4%   Norway
 1.2%   Australia
 1.5%   Other

 1.6%   Short-Term

* All data are as of June 30, 2006. The Fund's country breakdown is expressed as a percentage of total investments and may vary over time. "Other" country weightings represent less than 2.0% weightings in Hong Kong, Ireland, and Singapore.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.


--------------------------------------------------------------------------------
7 o SCB INTERNATIONAL PORTFOLIO

Sanford C. Bernstein Fund, Inc.
Emerging Markets Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2006 (unaudited)

Company                                                  Shares     U.S. $ Value
--------------------------------------------------------------------------------

COMMON & PREFERRED STOCKS-96.6%
Financial-20.7%
Banking-15.1%
ABSA Group, Ltd.                                        1,458,052   $ 20,309,408
Akbank T.A.S.                                           1,918,519      9,073,784
Andhra Bank                                             2,222,000      3,018,493
Banco Comercial Portugues, SA                                   1              3
Banco Santander Chile, SA (ADR)                           162,900      6,571,386
Bank Hapoalim, Ltd.                                     7,943,400     34,724,747
Bank Leumi Le-Israel                                    7,864,200     28,612,024
Bank of Ayudhya Public Co., Ltd. (Foreign)             31,746,100     14,406,987
Canara Bank, Ltd.                                       4,031,000     17,632,120
Chang Hwa Commercial Bank                               8,256,000      5,848,576
China Construction Bank, Class H                       59,705,000     27,265,004
Chinatrust Financial Holding Co., Ltd.                  6,393,000      5,302,512
ICICI Bank, Ltd.                                          634,100      6,735,497
ICICI Bank, Ltd. (ADR)                                     61,600      1,456,840
Industrial Bank of Korea                                1,157,000     19,457,883
Kookmin Bank                                              433,720     35,735,097
Oriental Bank of Commerce                                 765,000      2,843,354
PT Bank Rakyat Indonesia                               13,300,200      5,896,546
Punjab National Bank, Ltd.                              1,337,000      9,452,735
Shinhan Financial                                         414,000     19,505,137
Siam City Bank Public Co., Ltd. (Foreign)               2,596,400      1,281,704
Standard Bank Group, Ltd.                               1,375,600     14,702,232
Turkiye Garanti Bankasi A.S.                            2,658,203      6,525,788
Turkiye Is Bankasi                                      1,723,756      8,366,169
Turkiye Vakiflar Bankasi T.A.O.                         1,118,500      4,382,117
                                                                    ------------
                                                                     309,106,143
                                                                    ------------
Financial Services-3.5%
Banco do Brasil, SA                                       233,000      5,376,675
FirstRand, Ltd.                                         3,730,583      8,737,898
Itausa - Investimentos Itau, SA (PFD)                   6,216,999     25,029,887
Shin Kong Financial Holding Co., Ltd.                   5,132,000      5,644,825
Unibanco - Uniao de Bancos Brasileiros, SA (ADR)          320,300     21,264,717
Yuanta Core Pacific Securities Co.                      6,480,000      4,281,925
                                                                    ------------
                                                                      70,335,927
                                                                    ------------
Insurance-1.9%
Cathay Financial Holding Co., Ltd.                      5,854,000     12,789,942
Dongbu Insurance Co., Ltd.                                110,000      2,754,989
LIG Non-Life Insurance Co., Ltd.                          175,000      2,624,685


--------------------------------------------------------------------------------
1 o SCB EMERGING MARKETS PORTFOLIO

Company                                                  Shares     U.S. $ Value
--------------------------------------------------------------------------------
Sanlam, Ltd.                                            9,671,457   $ 19,519,852
                                                                    ------------
                                                                      37,689,468
                                                                    ------------
Wholesale & International Trade-0.2%
Li & Fung, Ltd.                                         2,376,000      4,830,865
                                                                    ------------
                                                                     421,962,403
                                                                    ------------
Energy-18.7%
Energy Equipment & Services-0.3%
Tenaris, SA (ADR)                                         143,310      5,802,622
Tenaris, SA                                                     6            120
                                                                    ------------
                                                                       5,802,742
                                                                    ------------
Energy Sources-18.4%
Chennai Petroleum Corp., Ltd.                             993,572      3,879,809
China Petroleum & Chemical Corp.                       25,511,000     14,627,477
China Shenhua Energy Co., Ltd., Class H                 3,719,500      6,853,302
Hindustan Petroleum Corp., Ltd.                           309,918      1,585,420
LUKOIL (ADR)                                              418,850     34,848,320
MOL Magyar Olaj-es Gazipari Rt.                           305,491     31,406,937
OAO Gazprom (ADR)                                         332,134     13,963,905
Oil & Natural Gas Corp., Ltd.                             190,797      4,589,695
PetroChina Co., Ltd.                                   61,672,000     66,561,688
Petroleo Brasileiro, SA (PFD)                           4,059,400     80,929,356
Petroleo Brasileiro, SA (ADR)                              39,300      3,137,712
PTT Public Co., Ltd.                                    4,563,300     27,054,192
Rayong Refinery PCL (Foreign)(a)                        5,000,000      2,479,014
S-Oil Corp.                                               150,070     10,603,839
Sasol                                                   1,098,924     42,194,099
Thai Oil Public Co., Ltd. (Foreign)                     8,418,500     14,023,472
Tupras-Turkiye Petrol Rafinerileri A.S.                   757,550     12,590,415
Yanzhou Coal Mining Co., Ltd.                           4,971,200      3,674,801
                                                                    ------------
                                                                     375,003,453
                                                                    ------------
                                                                     380,806,195
                                                                    ------------
Technology/Electronics-16.5%
Data Processing-1.6%
DataTec, Ltd.(a)                                        1,265,000      4,672,017
Foxconn Technology Co., Ltd.                            2,177,600     17,470,886
Infosys Technologies, Ltd. (ADR)                           84,100      6,426,081
Quanta Computer, Inc.                                   2,950,000      4,723,260
                                                                    ------------
                                                                      33,292,244
                                                                    ------------
Electrical & Electronics-4.4%
AU Optronics Corp. (ADR)                                1,068,100     15,209,744
AU Optronics Corp.                                      7,102,000     10,056,537
Compal Electronics, Inc.                               11,206,720     10,680,622
Gigabyte Technology Co., Ltd.                           4,045,898      2,445,577
High Tech Computer Corp.                                  337,000      9,263,411
Hon Hai Precision Industry Co., Ltd.                    2,051,294     12,664,887


--------------------------------------------------------------------------------
                                              SCB EMERGING MARKETS PORTFOLIO o 2

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
Lite-On Technology Corp.                                5,636,000   $  8,352,337
Mitac International Corp.                               6,393,000      6,098,714
Siliconware Precision Industries Co.                   12,220,000     14,919,980
                                                                    ------------
                                                                      89,691,809
                                                                    ------------
Electronic Components & Instruments-10.5%
Advanced Semiconductor Engineering, Inc.               11,386,000     11,269,868
Chunghwa Picture Tubes, Ltd.                           10,398,000      2,378,814
CMC Magnetics Corp.(a)                                 36,100,000     10,401,282
Hynix Semiconductor, Inc.(a)                              346,860     11,210,827
LG. Philips LCD Co., Ltd. (ADR)(a)                         41,800        757,416
LG. Philips LCD Co., Ltd.(a)                              649,740     24,135,375
Ritek Corp.(a)                                         12,760,000      3,179,756
Samsung Electronics Co., Ltd.                              94,150     59,757,708
Samsung Electronics Co., Ltd. (PFD)                        26,300     12,825,308
Taiwan Semiconductor Manufacturing Co., Ltd.           30,855,296     56,072,054
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)          2,735         25,108
United Microelectronics Corp.                          26,150,000     15,530,682
Wintek Corp.                                            3,893,535      3,544,031
Wistron Corp.(a)                                        1,983,000      2,323,736
                                                                    ------------
                                                                     213,411,965
                                                                    ------------
                                                                     336,396,018
                                                                    ------------
Industrial Commodities-11.2%
Chemical-1.6%
Braskem S.A. (PFD)                                        933,400      5,727,359
Hanwha Chemical Corp.                                   1,048,210      9,493,048
PTT Chemical PCL (Foreign)                              4,884,387     10,827,143
Sinopec Shanghai Petrochemical Co., Ltd.                9,858,000      4,860,537
Titan Chemicals Corp.                                   3,515,800      1,215,149
                                                                    ------------
                                                                      32,123,236
                                                                    ------------
Metal - Nonferrous-0.8%
BHP Billiton Plc                                          112,514      2,174,804
CIA Vale do Rio Doce (PFD)                                187,668      3,819,385
Compania de Minas Buenaventura, SA (ADR)                   95,600      2,607,968
Norilsk Nickel (ADR)                                       58,800      7,644,000
                                                                    ------------
                                                                      16,246,157
                                                                    ------------
Metal - Steel-6.3%
Arcelor Brasil, SA                                        698,355     10,743,427
China Steel Corp.                                       6,367,830      6,320,393
Gerdau, SA (ADR)                                        2,160,975     32,220,138
INI Steel Co.                                             161,080      5,801,904
Mechel Steel Group OAO (ADR)                              125,800      2,816,662
POSCO                                                     134,365     36,082,028


--------------------------------------------------------------------------------
3 o SCB EMERGING MARKETS PORTFOLIO

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
Usinas Siderurgicas de Minas Gerais, SA (PFD)             970,800   $ 34,804,294
                                                                    ------------
                                                                     128,788,846
                                                                    ------------
Miscellaneous Materials-1.6%
Companhia Vale do Rio Doce (ADR)                        1,250,000     25,725,000
Consol, Ltd.                                            2,522,010      4,590,141
Grupo Mexico, SA de C.V.                                  820,200      2,343,170
                                                                    ------------
                                                                      32,658,311
                                                                    ------------
Paper & Forest Products-0.9%
Aracruz Celulose, SA (ADR)                                 75,500      3,957,710
Empresas CMPC, SA                                         110,800      3,030,691
Kimberly-Clark de Mexico, SA de C.V.                      376,100      1,191,183
Klabin S.A. (PFD)                                       2,168,000      5,074,916
Suzano Bahia Sul Papel e Celulose, SA (PFD)             1,003,700      5,899,211
                                                                    ------------
                                                                      19,153,711
                                                                    ------------
                                                                     228,970,261
                                                                    ------------
Telecommunications-8.2%
Telecommunications-8.2%
America Movil S.A. de C.V. (ADR)                          775,300     25,786,478
Bharti Tele-Ventures, Ltd.(a)                           1,756,517     14,147,783
China Mobile Hong Kong, Ltd.                            3,136,000     17,933,719
China Netcom Group Corp., Ltd.                          8,130,200     14,257,576
China Telecom Corp., Ltd. Class H                      24,300,000      7,930,051
Chunghwa Telecom Co., Ltd.                                868,000      1,563,918
Comstar United Telesystems (GDR)(a)                       232,000      1,389,680
Comstar United Telesystems (GDR)(b)                       411,996      2,389,577
Far EasTone Telecommunications Co., Ltd.                4,620,000      5,150,258
MobiNil                                                    78,550      1,760,721
MTN Group, Ltd.                                         1,275,176      9,378,388
OAO Vimpel-Communications (ADR)(a)                        159,000      7,285,380
Orascom Telecom Holding SAE (GDR)(b)                       59,811      2,440,289
Orascom Telecom Holding SAE                               116,310      4,823,970
Philippine Long Distance Telephone Co.                    330,200     11,363,056
PT Telekomunikasi Indonesia                            25,025,000     19,985,972
SK Telecom Co., Ltd. (ADR)                                348,300      8,157,186
Telkom S.A., Ltd.                                         257,894      4,735,715
Tim Participacoes, SA (ADR)                               263,200      7,251,160
                                                                    ------------
                                                                     167,730,877
                                                                    ------------
Capital Equipment-5.7%
Automobiles-4.2%
Ford Otomotiv Sanayi A.S.                                 867,283      5,779,406
Hyundai Mobis                                             170,200     14,379,245
Hyundai Motor Co., Ltd.                                   453,870     38,526,981
Hyundai Motor Co., Ltd. (PFD)                              29,000      1,451,987
Imperial Holdings, Ltd.                                   218,939      4,119,929


--------------------------------------------------------------------------------
                                              SCB EMERGING MARKETS PORTFOLIO o 4

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
Proton Holdings Berhad                                      6,000   $      8,491
PT Astra International Tbk                              5,381,000      5,675,454
TAN Chong Motor Holdings Berhad                         6,322,700      2,408,975
Tata Motors, Ltd.                                         719,014     12,390,437
                                                                    ------------
                                                                      84,740,905
                                                                    ------------
Industrial Components-0.5%
Bharat Heavy Electricals, Ltd.                            251,754     10,689,950
                                                                    ------------
Machinery & Engineering-0.2%
Barloworld, Ltd.                                          223,663      3,769,850
                                                                    ------------
Multi-Industry-0.8%
Alfa, SA Class A                                        3,198,200     16,071,017
                                                                    ------------
                                                                     115,271,722
                                                                    ------------
Consumer Cyclicals-4.0%
Appliances & Household Durables-0.1%
Arcelik A.S.                                              535,300      3,042,456
                                                                    ------------
Broadcasting & Publishing-1.2%
Dogan Yayin Holdings A.S.                                       1              3
Grupo Televisa, SA (ADR)                                  435,200      8,403,712
Naspers Ltd.                                              905,347     15,388,035
                                                                    ------------
                                                                      23,791,750
                                                                    ------------
Business & Public Services-0.1%
Localiza Rent a Car, SA                                   117,500      2,251,373
                                                                    ------------
Leisure & Tourism-0.2%
CTC Media, Inc.(a)                                        171,000      3,122,460
                                                                    ------------
Merchandising-2.4%
Aspen Pharmacare Holdings, Ltd.(a)                        842,423      4,279,835
Cencosud, SA                                              865,503      2,118,617
Companhia Brasileira de Distribuicao Grupo Pao de
   Acucar (ADR)                                           108,600      3,381,804
Edgars Consolidated Stores, Ltd.                          515,000      2,075,528
GOME Electrical Appliances Holdings, Ltd.               2,546,000      2,157,095
JD Group, Ltd.                                            252,678      2,340,486
Largan Precision Co., Ltd.                                550,000     11,757,007
Lojas Renner, SA                                          116,300      6,252,890
Lotte Shopping Co., Ltd.(a)                                 4,460      1,734,640
Lotte Shopping Co., Ltd. (GDR)(a)                         326,480      6,255,357
Wal-Mart de Mexico, SA de C.V.                          2,617,700      7,316,750
                                                                    ------------
                                                                      49,670,009
                                                                    ------------
                                                                      81,878,048
                                                                    ------------
Construction & Housing-3.3%
Building Materials-1.7%
Asia Cement Corp.                                       3,480,000      2,613,243
Cemex, SA de C.V.                                       5,543,867     31,602,425


--------------------------------------------------------------------------------
5 o SCB EMERGING MARKETS PORTFOLIO

Company                                                  Shares     U.S. $ Value
--------------------------------------------------------------------------------
Masisa, SA (ADR)                                          162,200    $ 1,292,734
                                                                     -----------
                                                                      35,508,402
                                                                     -----------
Construction & Housing-1.4%
Aveng, Ltd.                                               606,120      1,811,788
Daelim Industrial Co., Ltd.                               141,440      8,867,357
Hyundai Development Co.                                   110,100      4,758,987
Murray & Roberts Holdings, Ltd.                         3,136,327     11,094,115
Orascom Construction Industries (GDR)(b)                   29,597      1,803,899
                                                                     -----------
                                                                      28,336,146
                                                                     -----------
Real Estate-0.2%
Urbi, Desarrollos Urbanos, SA de C.V.(a)                1,775,600      4,117,560
                                                                     -----------
                                                                      67,962,108
                                                                     -----------
Consumer Staples-2.8%
Beverages & Tobacco-0.9%
Companhia de Bebidas das Americas (ADR)                   261,300     10,778,625
Compania Cervecerias Unidas, SA (ADR)                     191,700        849,630
Compania Cervecerias Unidas, SA                            74,500      1,645,705
Fomento Economico Mexicano, SA de C.V. (ADR)               74,409      6,229,522
                                                                     -----------
                                                                      19,503,482
                                                                     -----------
Food & Household Products-1.9%
Charoen Pokphand Foods PCL (Foreign)                   17,119,600      2,425,127
China Mengniu Dairy Co., Ltd.                           9,487,000     11,910,208
China Yurun Food Group, Ltd.                            5,501,000      4,183,607
Tiger Brands, Ltd.                                        998,486     19,964,681
                                                                     -----------
                                                                      38,483,623
                                                                     -----------
                                                                      57,987,105
                                                                     -----------
Medical-2.2%
Health & Personal Care-2.2%
Gedeon Richter Rt.                                         20,715      3,807,358
Network Healthcare Holdings, Ltd.(a)                    8,081,581     10,802,641
Ranbaxy Laboratories, Ltd.                              1,778,980     13,843,310
Teva Pharmaceutical Industries, Ltd. (ADR)                498,100     15,734,979
                                                                     -----------
                                                                      44,188,288
                                                                     -----------
Utilities-1.4%
Utilities-Electric, Gas & Water-1.4%
Central Costanera, SA Class B(a)                        1,386,572      1,124,096
Companhia de Saneamento Basico do Estado
   de Sao Paulo                                       150,700,000     14,089,639
Companhia de Saneamento de Minas Gerais -
   Copasa MG                                              139,400      1,158,502
CPFL Energia, SA (ADR)                                    133,000      4,861,150
Enersis, SA (ADR)                                         409,600      4,608,000
Glow Energy PCL (Foreign)                               4,911,700      3,414,482
                                                                     -----------
                                                                     $29,255,869
                                                                     -----------


--------------------------------------------------------------------------------
                                              SCB EMERGING MARKETS PORTFOLIO o 6

                                                     Shares or
                                                     Principal
                                                      Amount
Company                                                (000)       U.S. $ Value
--------------------------------------------------------------------------------
Gold-1.1%
Gold Mines-1.1%
Gold Fields, Ltd.                                       536,866       12,186,431
Impala Platinum Holdings, Ltd.                           48,090        8,843,675
Polyus Gold Co.                                          58,800        2,058,000
                                                                  --------------
                                                                      23,088,106
                                                                  --------------
Transportation-0.8%
Transportation - Airlines-0.3%
Citic Pacific, Ltd.                                   2,290,000        6,756,849
                                                                  --------------
Transportation - Road & Rail-0.2%
All America Latina Logistica, SA                         69,800        4,734,115
                                                                  --------------
Transportation - Shipping-0.3%
Regional Container Lines Public Co., Ltd.
   (Foreign)                                          2,703,700        1,397,243
STX Pan Ocean Co., Ltd.                              10,242,000        4,212,611
                                                                  --------------
                                                                       5,609,854
                                                                  --------------
                                                                      17,100,818
                                                                  --------------
Total Common & Preferred Stocks
   (cost $1,424,283,117)                                           1,972,597,818
                                                                  --------------

SHORT-TERM INVESTMENT-2.0%
Repurchase Agreement-2.0%
State Street Bank & Trust Co., 4.25%, dated
   6/30/06,due 7/3/06 in the amount of
   $40,544,354 (collateralized by $43,180,000
   U.S. Treasury Note, 2.625%, due 5/15/08,
   value $41,344,850)
   (cost $40,530,000)                               $    40,530       40,530,000
                                                                  --------------
Total Investments- 98.6%
   (cost $1,464,813,117)(c)                                        2,013,127,818
Other assets less liabilities - 1.4%                                  28,533,049
                                                                  --------------
Net Assets - 100%                                                 $2,041,660,867
                                                                  --------------

(a)  Non-income producing security.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the aggregate market value of these securities amounted to $6,633,765 or 0.3% of net assets.


--------------------------------------------------------------------------------
7 o SCB EMERGING MARKETS PORTFOLIO

(c) At June 30, 2006, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $614,737,705 and gross unrealized depreciation of investments was $66,423,004, resulting in net unrealized appreciation of $548,314,701 (excluding foreign currency transactions).

     Glossary of Terms:
     ADR - American Depositary Receipt
     GDR - Global Depositary Receipt
     PFD - Preference Shares

COUNTRY BREAKDOWN*

16.8%  South Korea
15.8%  Brazil
13.8%  Taiwan
11.2%  South Africa
 8.8%  China
 5.4%  India
 5.1%  Mexico
 3.9%  Israel
 3.8%  Thailand
 3.6%  Russia
 2.5%  Turkey
 1.8%  Hungary
 1.6%  Indonesia
 3.9%  Other

 2.0%  Short-Term

* All data are as of June 30, 2006. The Fund's country breakdown is expressed as a percentage of total investments and may vary over time. "Other" country weightings represent less than 2.0% weightings in Hong Kong, Ireland, and Singapore.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.


--------------------------------------------------------------------------------
                                              SCB EMERGING MARKETS PORTFOLIO o 8

Sanford C. Bernstein Fund, Inc.
Intermediate Duration Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2006 (unaudited)

                                                      Principal
                                                        Amount
Company                                                 (000)      U.S. $ Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT & GOVERNMENT
   SPONSORED AGENCY
   OBLIGATIONS-45.3%
Federal Agency - Collateralized Mortgage
Obligations-0.2%
Fannie Mae Grantor Trust
   Series 2004-T5 Class AB4
   5.708%, 5/28/35(a)(b)                               $  7,514   $    7,516,332
   Series 2005-T3 Class A1A
   5.363%, 7/25/35(a)(b)                                  1,377        1,377,010
                                                                  --------------
                                                                       8,893,342
                                                                  --------------
Mortgage Pass Thru's-40.9%
Federal Home Loan Mortgage Corp.
   5.875%, 5/15/16(a)                                    32,181       31,993,553
   4.50%, 3/01/34-1/01/36(a)                             73,363       66,568,012
Federal National Mortgage Association
   5.50%, 1/01/09-2/01/35(a)                            307,417      298,303,991
   4.50%, 6/01/18-4/01/21(a)                            111,219      105,165,875
   5.00%, 4/01/19-7/01/21(a)                            105,569      101,807,036
   4.235%, 9/01/34(a)                                    16,700       16,538,861
   4.77%, 4/01/35(a)                                      6,875        6,803,921
   4.669%, 7/01/35(a)                                       395          390,217
   4.73%, 8/01/35(a)                                     11,070       10,924,839
   6.50%, 1/01/36(a)                                     13,900       14,001,504
   5.815%, 3/01/36(a)                                    19,727       19,686,893
   5.502%, 5/01/36(a)                                     5,666        5,605,856
   5.95%, 6/01/36(a)                                     14,455       14,472,735
   5.00%, 12/01/99(c)                                   118,870      111,364,260
   5.50%, 12/01/99(c)                                   411,745      395,403,664
   6.00%, 12/01/99(c)                                   196,775      193,638,800
   6.50%, 12/01/99(c)                                   115,635      116,213,175
Government National Mortgage Association
   8.50%, 11/15/26(a)                                         1            1,477
   7.00%, 10/15/27(a)                                         3            3,235
   6.00%, 2/15/36-4/15/36(a)                             70,529       69,974,371
                                                                  --------------
                                                                   1,578,862,275
                                                                  --------------
U.S. Treasury Bonds-3.4%
United States Treasury Bond
   7.25%, 5/15/16(a)                                     59,260       68,616,621


--------------------------------------------------------------------------------
1 o SCB INTERMEDIATE DURATION PORTFOLIO

                                                      Principal
                                                        Amount
Company                                                 (000)      U.S. $ Value
--------------------------------------------------------------------------------
   5.375%, 2/15/31(a)                               $    59,255   $   60,278,097
                                                                  --------------
                                                                     128,894,718
                                                                  --------------
U.S. Treasury Note-0.8%
United States Treasury Note
   4.50%, 11/15/15(a)                                    33,710       32,108,775
                                                                  --------------
Total U.S. Government & Government
   Sponsored Agency Obligations
   (cost $1,779,543,854)                                           1,748,759,110
                                                                  --------------
NON U.S. DOLLAR SOVEREIGN DEBT-16.1%
Japan Government
   0.70%, 6/20/10(a)                                 29,438,000      251,939,274
Mexican Bonds
   8.00%, 12/24/08(a)                                   445,925       39,240,220
   9.00%, 12/20/12(a)                                   198,125       17,617,905
Norway (Govt. of)
   6.00%, 5/16/11(a)                                    363,405       63,033,303
Poland (Govt. of)
   6.00%, 11/24/10(a)                                    70,000       22,424,584
   6.25%, 10/24/15(a)                                   106,330       34,348,574
Sweden (Kingdom of)
   5.00%, 1/28/09(a)                                    254,535       36,644,835
   5.25%, 3/15/11(a)                                    820,750      120,989,846
United Mexican States
   10.00%, 12/05/24(a)                                  397,560       36,631,782
                                                                  --------------
Total Non U.S. Dollar Sovereign Debt
   (cost $617,737,133)                                               622,870,323
                                                                  --------------
CORPORATE DEBT OBLIGATIONS-15.6%
Automotive-0.4%
DaimlerChrysler North America
   4.875%, 6/15/10(a)                                     2,995        2,862,924
Ford Motor Credit Co.
   6.50%, 1/25/07(a)                                      4,135        4,127,842
   6.625%, 6/16/08(a)                                     5,310        5,054,026
Hertz Corp.
   Callable 1/01/14 @ 104.44
   8.875%, 1/01/14(a)(d)                                  3,040        3,116,000
                                                                  --------------
                                                                      15,160,792
                                                                  --------------
Banking-1.6%
Barclays Bank Plc
   Callable 6/15/11 @ 100.00
   8.55%, 9/29/49(a)(b)(d)                                6,460        7,123,455


--------------------------------------------------------------------------------
                                         SCB INTERMEDIATE DURATION PORTFOLIO o 2

                                                      Principal
                                                        Amount
Company                                                 (000)      U.S. $ Value
--------------------------------------------------------------------------------
Huntington National Bank
   Senior Note
   4.375%, 1/15/10(a)                                   $ 4,100      $ 3,935,643
JPMorgan Chase & Co.
   6.75%, 2/01/11(a)                                      8,605        8,943,951
RBS Capital Trust III
   Callable 9/30/14 @ 100.00
   5.512%, 9/29/49(a)(b)                                 10,580        9,863,586
Sanwa Bank, Ltd.
   7.40%, 6/15/11(a)                                      1,210        1,284,128
Sumitomo Mitsui Banking Corp.
   Callable 10/15/15 @ 100.00
   5.625%, 7/29/49(a)(d)                                  2,270        2,117,038
Suntrust Bank
   5.358%, 6/02/09(a)(b)                                  4,770        4,778,451
UBS PFD Funding Trust I
   Callable 10/01/10 @ 100.00
   8.622%, 10/29/49(a)                                    6,990        7,646,494
UFJ Finance Aruba AEC
   6.75%, 7/15/13(a)                                      2,366        2,464,854
Wachovia Capital Trust III
   Callable 3/15/11 @ 100.00
   5.80%, 8/29/49(a)                                      5,965        5,788,448
Wells Fargo & Co.
   Senior Note
   4.20%, 1/15/10(a)                                      4,455        4,257,287
Zions Bancorporation
   5.50%, 11/16/15(a)                                     4,040        3,850,282
                                                                     -----------
                                                                      62,053,617
                                                                     -----------
Broadcasting/Media-0.7%
BSKYB Finance United Kingdom Plc
   5.625%, 10/15/15(a)(d)                                 6,400        6,061,069
News America Holdings, Inc.
   9.25%, 2/01/13(a)                                      4,810        5,569,196
News America, Inc.
   6.55%, 3/15/33(a)                                      3,525        3,285,927
Time Warner Entertainment Co.
   Senior Debenture
   8.375%, 3/15/23(a)                                     8,485        9,435,082
WPP Finance Corp.
   5.875%, 6/15/14(a)                                     3,490        3,381,695
                                                                     -----------
                                                                      27,732,969
                                                                     -----------


--------------------------------------------------------------------------------
3 o SCB INTERMEDIATE DURATION PORTFOLIO

                                                      Principal
                                                        Amount
Company                                                 (000)      U.S. $ Value
--------------------------------------------------------------------------------
Building/Real Estate-0.2%
iStar Financial, Inc.
   Senior Note
   5.15%, 3/01/12(a)                                    $ 2,965      $ 2,819,107
Simon Property Group, LP
   6.375%, 11/15/07(a)                                    4,290        4,307,855
                                                                     -----------
                                                                       7,126,962
                                                                     -----------
Cable-0.6%
AT&T Broadband Corp.
   9.455%, 11/15/22(a)                                    7,600        9,442,977
British Sky Broadcasting Group Plc
   6.875%, 2/23/09(a)                                     2,115        2,165,350
Cablevision Systems Corp.
   6.58%, 2/24/13                                         2,241        2,228,251
Comcast Corp.
   5.30%, 1/15/14(a)                                      4,800        4,516,013
DirecTV Holdings LLC
   Callable 6/15/10 @ 103.19
   6.375%, 6/15/15(a)                                     3,525        3,251,812
                                                                     -----------
                                                                      21,604,403
                                                                     -----------
Chemicals-0.3%
Ineos Group Holdings Plc
   Callable 2/15/11 @ 104.25
   8.50%, 2/15/16(a)(d)                                   3,550        3,323,687
ProLogis
   7.05%, 7/15/06(a)(e)                                   3,045        3,045,597
Union Carbide Corp.
   Debenture
   7.75%, 10/01/96(a)                                     3,600        3,590,543
                                                                     -----------
                                                                       9,959,827
                                                                     -----------
Communications-1.7%
AT&T Corp.
   Senior Note
   7.30%, 11/15/11(a)(d)                                  5,600        5,944,585
   Senior Note
   8.00%, 11/15/31(a)                                     1,800        2,066,585
British Telecommunications Plc
   8.375%, 12/15/10(a)                                   10,250       11,253,157
Cox Enterprises, Inc.
   4.375%, 5/01/08(a)(d)                                  6,050        5,855,626
Qwest Communications International, Inc.
   Callable 2/15/09 @ 103.75 7.50%, 2/15/14               3,335        3,251,625
Sprint Capital Corp.
   8.375%, 3/15/12(a)                                    20,520       22,672,507


--------------------------------------------------------------------------------
                                         SCB INTERMEDIATE DURATION PORTFOLIO o 4

                                                      Principal
                                                        Amount
Company                                                 (000)      U.S. $ Value
--------------------------------------------------------------------------------
Telecom Italia Capital
   4.00%, 1/15/10(a)                                    $11,555      $10,812,892
Verizon Global Funding Corp.
   4.90%, 9/15/15(a)                                      4,390        3,968,999
                                                                     -----------
                                                                      65,825,976
                                                                     -----------
Communications-Fixed-0.2%
Embarq Corp.
   6.738%, 6/01/13(a)                                       795          792,595
Qwest Corp.
   8.875%, 3/15/12(a)(d)                                  1,055        1,113,025
Vodafone Group Plc
   5.50%, 6/15/11(a)                                      8,020        7,833,655
                                                                     -----------
                                                                       9,739,275
                                                                     -----------
Communications-Mobile-1.0%
AT&T Wireless Services, Inc.
   Senior Note
   8.75%, 3/01/31(a)                                      3,795        4,652,761
Cingular Wireless LLC
   5.625%, 12/15/06(a)                                    6,706        6,706,107
New Cingular Wireless Services,  Inc.
   7.875%, 3/01/11(a)                                    12,520       13,485,567
TELUS Corp.
   7.50%, 6/01/07(a)                                     12,730       12,916,304
                                                                     -----------
                                                                      37,760,739
                                                                     -----------
Conglomerate/Miscellaneous-0.2%
Hutchison Whampoa International, Ltd.
   7.45%, 11/24/33(a)(d)                                  5,920        6,257,801
                                                                     -----------
Consumer Manufacturing-0.2%
Fortune Brands, Inc.
   2.875%, 12/01/06(a)                                    2,800        2,766,148
Textron Financial Corp.
   4.125%, 3/03/08(a)                                     4,945        4,817,810
                                                                     -----------
                                                                       7,583,958
                                                                     -----------
Energy-0.8%
Amerada Hess Corp.
   7.875%, 10/01/29(a)                                    4,600        5,132,096
Conoco, Inc.
   Senior Note
   6.95%, 4/15/29(a)                                      6,235        6,784,590
Duke Energy Field Services Corp.
   7.875%, 8/16/10(a)                                     2,100        2,244,526


--------------------------------------------------------------------------------
5 o SCB INTERMEDIATE DURATION PORTFOLIO

                                                      Principal
                                                        Amount
Company                                                 (000)      U.S. $ Value
--------------------------------------------------------------------------------
Enterprise Products Operating LP
   Series B
   5.60%, 10/15/14(a)                                   $ 3,310      $ 3,133,422
NRG Energy, Inc.
   Senior Note
   Callable 2/01/09 @ 107.25
   7.25%, 2/01/14(a)                                        560          546,000
   Callable 2/01/16 @ 103.69
   7.375%, 2/01/16(a)                                     2,985        2,910,375
The Williams Cos., Inc.
   7.875%, 9/01/21(a)                                     3,235        3,283,525
Valero Energy Corp.
   6.875%, 4/15/12(a)                                     6,055        6,276,389
   7.50%, 4/15/32(a)                                        574          623,196
                                                                     -----------
                                                                      30,934,119
                                                                     -----------
Financial-3.3%
American General Finance Corp.
   Medium-Term Note
   4.625%, 5/15/09(a)                                    10,015        9,723,113
Berkshire Hathaway Finance Corp.
   4.20%, 12/15/10(a)                                     5,700        5,378,366
Boeing Capital Corp.
   Senior Note
   4.75%, 8/25/08(a)                                      5,580        5,483,449
BOI Capital Funding Number 2
   Callable 2/01/16 @ 100.00
   5.571%, 2/01/49(a)(d)                                  1,500        1,384,888
Capital One Bank
   Subordinated Note
   6.50%, 6/13/13(a)                                      2,884        2,949,124
CIT Group, Inc.
   Medium-Term Note
   5.393%, 5/18/07(a)(b)                                  2,945        2,949,715
   Senior Note
   7.75%, 4/02/12(a)                                      6,035        6,542,133
Citigroup, Inc.
   Subordinated Note
   5.00%, 9/15/14(a)                                     18,963       17,748,742
Core Investment Grade Trust
   4.659%, 11/30/07(a)                                   17,490       17,206,312
CountryWide Home Loans, Inc.
   Medium-Term Note, Series L
   4.00%, 3/22/11(a)                                      6,605        6,076,765
General Electric Capital Corp.
   Medium-Term Note
   5.497%, 6/22/07(a)(b)                                 16,130       16,144,598


--------------------------------------------------------------------------------
                                         SCB INTERMEDIATE DURATION PORTFOLIO o 6

                                                      Principal
                                                        Amount
Company                                                 (000)      U.S. $ Value
--------------------------------------------------------------------------------
   4.375%, 11/21/11(a)                                   $6,275     $  5,894,415
Goldman Sachs Group, Inc.
   4.75%, 7/15/13(a)                                      4,795        4,461,163
   5.125%, 1/15/15(a)                                     3,450        3,225,333
Household Finance Corp.
   6.50%, 11/15/08(a)                                     8,848        9,004,362
   7.00%, 5/15/12(a)                                      2,855        3,004,396
Kinder Morgan Finance Corp.
   5.35%, 1/05/11(a)                                      5,650        5,205,560
Mitsubishi UFJ Financial Group, Ltd.
   Callable 7/25/16 @ 100.00
   6.346%, 7/29/49(a)                                     3,245        3,130,095
Resona Bank, Ltd.
   5.85%, 9/29/49(a)(d)                                   1,300        1,209,486
Resona Preferred Global Securities
   Callable 7/30/15 @ 100.00
   7.191%, 12/29/49(a)(b)(d)                              2,460        2,467,601
                                                                    ------------
                                                                     129,189,616
                                                                    ------------
Food/Beverage-0.3%
Altria Group, Inc.
   7.75%, 1/15/27(a)                                      2,570        2,883,743
ConAgra Foods, Inc.
   7.875%, 9/15/10(a)                                     1,223        1,308,582
   6.75%, 9/15/11(a)                                      1,225        1,262,691
Kraft Foods, Inc.
   5.25%, 10/01/13(a)                                     6,910        6,598,911
                                                                    ------------
                                                                      12,053,927
                                                                    ------------
Gaming-0.1%
MGM MIRAGE
   8.375%, 2/01/11(a)                                     3,245        3,326,125
Riviera Holdings Corp.
   Callable 6/15/06 @ 105.50
   11.00%, 6/15/10(a)                                     1,110        1,173,825
                                                                    ------------
                                                                       4,499,950
                                                                    ------------
Health Care-0.3%
Humana, Inc.
   Senior Note
   6.30%, 8/01/18(a)                                      3,550        3,459,237
Wellpoint, Inc.
   3.75%, 12/14/07(a)                                     1,796        1,745,096
Wyeth
   5.50%, 2/01/14                                         5,331        5,151,047
                                                                    ------------
                                                                      10,355,380
                                                                    ------------


--------------------------------------------------------------------------------
7 o SCB INTERMEDIATE DURATION PORTFOLIO

                                                      Principal
                                                        Amount
Company                                                 (000)      U.S. $ Value
--------------------------------------------------------------------------------
Industrial-0.1%
Tyco International Group SA
   6.00%, 11/15/13(a)                                    $4,950      $ 4,903,945
                                                                     -----------
Insurance-0.5%
Assurant, Inc.
   5.625%, 2/15/14(a)                                     3,830        3,673,835
Liberty Mutual Group
   5.75%, 3/15/14(a)(d)                                   4,025        3,780,558
MetLife, Inc.
   5.00%, 11/24/13(a)                                     4,125        3,880,656
Zurich Capital Trust I
   Callable 6/01/07 @104.19
   8.376%, 6/01/37(a)(d)                                  8,625        9,117,694
                                                                     -----------
                                                                      20,452,743
                                                                     -----------
Metals/Mining-0.1%
AK Steel Corp.
   7.875%, 2/15/09(a)                                     2,540        2,527,300
Ispat Inland ULC
   Callable 4/01/09 @ 104.88
   9.75%, 4/01/14(a)                                      3,005        3,313,013
                                                                     -----------
                                                                       5,840,313
                                                                     -----------
Paper/Packaging-0.4%
International Paper Co.
   5.30%, 4/01/15(a)                                      5,170        4,760,831
Packaging Corp. of America
   5.75%, 8/01/13(a)                                      4,230        4,021,952
Westvaco Corp.
   8.20%, 1/15/30(a)                                      1,700        1,841,363
Weyerhaeuser Co.
   5.95%, 11/01/08(a)                                     4,060        4,063,228
                                                                     -----------
                                                                      14,687,374
                                                                     -----------
Petroleum Products-0.0%
Tengizchevroil Finance Co.
   6.124%, 11/15/14(a)(d)                                 1,840        1,777,900
                                                                     -----------
Public Utilities - Electric & Gas-1.7%
Carolina Power & Light Co.
   6.50%, 7/15/12(a)                                      5,775        5,934,032
Consumers Energy Co.
   Series C
   4.25%, 4/15/08(a)                                      2,810        2,731,211
Duke Capital LLC
   Senior Note
   5.50%, 3/01/14(a)                                      3,125        3,006,506


--------------------------------------------------------------------------------
                                         SCB INTERMEDIATE DURATION PORTFOLIO o 8

                                                      Principal
                                                        Amount
Company                                                 (000)      U.S. $ Value
 -------------------------------------------------------------------------------
   Senior Note
   8.00%, 10/01/19(a)                                    $5,485      $ 6,201,593
Exelon Corp.
   6.75%, 5/01/11(a)                                      7,415        7,662,698
FirstEnergy Corp.
   Series B
   6.45%, 11/15/11(a)                                     7,945        8,084,212
   Series C
   7.375%, 11/15/31(a)                                    7,850        8,421,880
MidAmerican Energy Holdings Co.
   Senior Note
   5.875%, 10/01/12(a)                                    2,400        2,380,762
NiSource Finance Corp.
   7.875%, 11/15/10(a)                                    3,010        3,220,182
Pacific Gas & Electric Co.
   4.80%, 3/01/14(a)                                      3,280        3,056,481
   6.05%, 3/01/34(a)                                        260          245,392
Progress Energy, Inc.
   7.10%, 3/01/11(a)                                      4,850        5,059,292
Public Service Co. of Colorado
   7.875%, 10/01/12(a)                                    2,545        2,812,253
TXU Australia Holdings Pty Ltd.
   6.15%, 11/15/13(a)(d)                                  5,805        5,774,350
                                                                     -----------
                                                                      64,590,844
                                                                     -----------
Public Utilities - Telephone-0.3%
Telecom Italia Capital
   4.00%, 11/15/08(a)                                     3,085        2,959,407
   6.375%, 11/15/33(a)                                    1,375        1,243,213
Verizon New Jersey, Inc.
   Debenture
   5.875%, 1/17/12(a)                                     5,695        5,572,916
                                                                     -----------
                                                                       9,775,536
                                                                     -----------
Supermarket/Drug-0.1%
Safeway, Inc.
   4.125%, 11/01/08(a)                                    2,809        2,697,604
   6.50%, 3/01/11(a)                                      1,895        1,915,189
                                                                     -----------
                                                                       4,612,793
                                                                     -----------
Technology-0.5%
Cisco Systems, Inc.
   5.25%, 2/22/11(a)                                      3,090        3,032,686
International Business Machines Corp.
   Medium-Term Note
   4.375%, 6/01/09(a)                                     1,720        1,667,100


--------------------------------------------------------------------------------
9 o SCB INTERMEDIATE DURATION PORTFOLIO

                                                      Principal
                                                        Amount
Company                                                 (000)      U.S. $ Value
--------------------------------------------------------------------------------
Motorola, Inc.
   7.625%, 11/15/10(a)                                  $   609     $    652,165
Oracle Corp.
   5.25%, 1/15/16(a)(d)                                  13,945       13,059,632
                                                                    ------------
                                                                      18,411,583
                                                                    ------------
Total Corporate Debt Obligations
   (cost $623,857,042)                                               602,892,342
                                                                    ------------
COMMERCIAL MORTGAGE BACKED SECURITIES-7.2%
Banc America Commercial Mortgage, Inc.
   Series 2001-PB1 Class A2
   5.787%, 5/11/35(a)                                     7,752        7,692,930
   Series 2004-3, Class A5
   5.481%, 6/10/39(a)(b)                                 13,780       13,402,290
   Series 2004-4 Class A3
   4.128%, 7/10/42(a)                                     8,850        8,457,768
   Series 2004-6 Class A2
   4.161%, 12/10/42(a)                                   11,835       11,281,477
Bear Stearns Commercial Mortgage Securities, Inc.
   Series 2005-T18 Class A4
   4.933%, 2/13/42(a)                                    12,490       11,677,775
Citigroup Commercial Mortgage Trust
   Series 2004-C1 Class A4
   5.463%, 4/15/40(a)                                    10,280       10,012,412
Commercial Mortgage Asset Trust
   Series 1999-C1 Class A3
   6.64%, 1/17/32(a)                                          0               86
Credit Suisse Mortgage Capital Certificates
   Series 2006-C3 Class A3
   5.828%, 6/15/38(a)                                    18,860       18,841,894
CS First Boston Mortgage Securities Corp.
   Series 2003-CK2 Class A2
   3.861%, 3/15/36(a)                                     7,790        7,515,714
   Series 2004-C1 Class A4
   4.75%, 1/15/37(a)                                      4,400        4,088,876
   Series 2005-C1 Class A4
   5.014%, 2/15/38(a)                                    10,900       10,245,128
GE Capital Commercial Mortgage Corp.
   Series 2005-C3 Class A3FX
   4.863%, 7/10/45(a)                                    12,735       12,325,697
Greenwich Capital Commercial Funding Corp.
   Series 2003-C1 Class A4
   4.111%, 7/05/35(a)                                     9,240        8,348,987


--------------------------------------------------------------------------------
                                        SCB INTERMEDIATE DURATION PORTFOLIO o 10

                                                      Principal
                                                        Amount
Company                                                 (000)      U.S. $ Value
--------------------------------------------------------------------------------
   Series 2003-C2 Class A3
   4.533%, 1/05/36(a)                                   $   325     $    307,973
   Series 2005-GG3 Class A2
   4.305%, 8/10/42(a)                                    13,565       12,976,822
JP Morgan Chase Commercial Mortgage Securities
   Series 2004-C1 Class A2
   4.302%, 1/15/38(a)                                     9,775        9,174,033
   Series 2005-LDP3 Class A2
   4.851%, 8/15/42(a)                                    11,220       10,845,476
   Series 2005-LDP4 Class A2
   4.79%, 10/15/42(a)                                     8,210        7,922,157
   Series 2006-CB15 Class A4
   5.814%, 6/12/43(a)                                     5,645        5,588,832
   Series 2006-CB14 Class A4
   5.481%, 12/12/44(a)                                    6,750        6,539,535
   Series 2005-LDP1 Class A4
   5.038%, 3/15/46(a)                                    13,750       12,932,012
LB-UBS Commercial Mortgage Trust
   Series 2004-C4 Class A4
   5.305%, 6/15/29                                        3,780        3,671,930
   Series 2004-C8 Class A2
   4.201%, 12/15/29(a)                                    9,405        8,965,881
   Series 2005-C1 Class A4
   4.742%, 2/15/30(a)                                     8,960        8,287,910
   Series 2005-C7 Class A4
   5.197%, 11/15/30(a)                                   10,140        9,654,193
Merrill Lynch Commercial Mortgage Trust
   Series 2006-2 Class A4
   5.91%, 6/12/46(a)                                      5,765        5,789,790
Merrill Lynch Mortgage Trust
   Series 2005-CKI1 Class A6
   5.417%, 11/12/37(a)(b)                                 9,050        8,676,597
   Series 2005-MKB2 Class A2
   4.806%, 9/12/42(a)                                    16,215       15,730,334
Morgan Stanley Capital I
   Series 2005-T17 Class A5
   4.78%, 12/13/41(a)                                    13,195       12,238,231
   Series 2005-HQ5 Class A4
   5.168%, 1/14/42(a)                                    16,915       16,111,368
                                                                    ------------
Total Commercial Mortgage Backed Securities
   (cost $291,059,100)                                               279,304,108
                                                                    ------------
ASSET BACKED SECURITIES-5.2%
Aegis Asset Backed Securities Trust
   Series 2004-3 Class A2A
   5.523%, 9/25/34(a)(b)                                  2,321        2,321,591


--------------------------------------------------------------------------------
11 o SCB INTERMEDIATE DURATION PORTFOLIO

                                                      Principal
                                                        Amount
Company                                                 (000)      U.S. $ Value
--------------------------------------------------------------------------------
American Express Credit Account Master Trust
   Series 2005-1 Class A
   5.229%, 10/15/12(a)(b)                               $ 9,305      $ 9,311,607
Asset Backed Funding Certificates
   Series 2003-WF1 Class A2
   5.831%, 12/25/32(a)(b)                                 3,555        3,568,487
Bank One Issuance Trust
   Series 2004-A4 Class A4
   5.239%, 2/16/10(a)(b)                                  9,890        9,895,439
Bear Stearns Asset Backed Securities, Inc.
   Series 2005-SD1 Class 1A1
   5.473%, 4/25/22(a)(b)                                  2,979        2,979,149
Capital Auto Receivables Asset Trust
   Series 2005-SN1A Class A3A
   4.10%, 6/15/08(a)                                     11,915       11,786,556
Citifinancial Mortgage Securities, Inc.
   Series 2003-1 Class AFPT
   3.36%, 1/25/33(a)                                      3,215        2,855,238
Credit-Based Asset Servicing & Securities Trust
   Series 2005-CB7 Class AF2
   5.147%, 11/25/35(a)                                    8,145        8,029,097
CS First Boston Mortgage
   Series 2006-1 Class A2
   5.30%, 5/25/36(a)                                      4,135        4,081,121
DB Master Finance, LLC
   Series 2006-1 Class A2
   5.779%, 6/20/31(a)(d)                                  3,700        3,669,956
GE-WMC Mortgage Securities LLC
   Series 2005-2 Class A2B
   5.493%, 12/25/35(a)(b)                                 8,945        8,952,603
Home Equity Loan Trust
   Series 2005-3 Class A1
   5.527%, 1/20/35(a)(b)                                  8,435        8,446,656
Home Equity Mortgage Trust
   Series 2005-2 Class A1
    5.503%, 7/25/35(a)(b)                                 2,545        2,544,625
   Series 2005-4 Class A3
    4.742%, 1/25/36(a)                                    8,695        8,528,056
HSI Asset Securitization Corp. Trust
   Series 2006-OPT2 Class 2A1
   5.403%, 1/25/36(a)(b)                                  7,503        7,502,567
Master Asset Backed Securities Trust
   Series 2004-HE1 Class A1
   5.723%, 9/25/34(a)(b)                                 10,010       10,044,534


--------------------------------------------------------------------------------
                                        SCB INTERMEDIATE DURATION PORTFOLIO o 12

                                                      Principal
                                                        Amount
Company                                                 (000)      U.S. $ Value
--------------------------------------------------------------------------------
MBNA Credit Card Master Note Trust
   Series 2001-A5 Class A5
   5.409%, 3/15/11(a)(b)                                $30,140     $ 30,283,768
Novastar Home Equity Loan
   Series 2001-1 Class A1
   5.883%, 7/25/31(a)(b)                                  1,947        1,946,686
Residential Asset Mortgage Products, Inc.
   Series 2005-RS1 Class AII1
   5.433%, 1/25/35(a)(b)                                  1,374        1,374,100
   Series 2005-RS3 Class AIA2
   5.493%, 3/25/35(a)(b)                                  8,945        8,947,773
   Series 2005-RZ1 Class A2
   5.523%, 4/25/35(a)(b)                                 12,390       12,405,487
Residential Asset Securities Corp.
   Series 2002-KS7 Class A2
   5.693%, 11/25/32(a)(b)                                 1,747        1,747,889
   Series 2003-KS3 Class A2
   5.623%, 5/25/33(a)(b)                                  1,023        1,023,185
Residential Funding Mortgage Securities II
   Series 2005-HI2 Class A3
   4.46%, 5/25/35(a)                                      6,000        5,852,820
Saxon Asset Securities Trust
   Series 2005-4 Class A2B
   5.503%, 11/25/37(a)(b)                                 9,225        9,226,476
SLM Student Loan Trust
   Series 2003-C Class A1
   5.429%, 9/15/16(a)(b)                                  8,861        8,876,509
Specialty Underwriting & Residential Finance
   Series 2006-BC1 Class A2A
   5.403%, 12/25/36(a)(b)                                 7,738        7,728,226
Structured Asset Investment Loan Trust
   Series 2006-1 Class A1
   5.403%, 1/25/36(a)(b)                                  6,693        6,694,156
                                                                    ------------
Total Asset Backed Securities
   (cost $201,516,812)                                               200,624,357
                                                                    ------------
COLLATERALIZED MORTGAGE OBLIGATIONS-4.3%
Bear Stearns Alt-A Trust
   Series 2005-10 Class 24A1
      5.972%, 1/25/36(a)(b)                              14,541       14,520,415
   Series 2006-1 Class 22A1
      5.439%, 2/25/36(a)(b)                              19,920       19,639,880
   Series 2006-2 Class 23A1
      5.991%, 3/25/36(a)(b)                              17,085       17,042,085
   Series 2006-3 Class 22A1


--------------------------------------------------------------------------------
13 o SCB INTERMEDIATE DURATION PORTFOLIO

                                                      Principal
                                                        Amount
Company                                                 (000)      U.S. $ Value
--------------------------------------------------------------------------------
    6.25%, 5/25/36(a)                                   $ 9,444     $  9,459,059
Citigroup Mortgage Loan Trust, Inc.
   Series 2005-2 Class 1A4
   5.122%, 5/25/35(a)                                    20,771       20,245,214
Indymac Index Mortgage Loan Trust
   Series 2006-AR7 Class 4A1
   6.269%, 5/25/36(a)                                    10,700       10,705,140
JPMorgan Alternative Loan Trust
   Series 2006-S1 Class 3A1
   5.201%, 3/25/36(a)                                     7,177        7,175,226
Merrill Lynch Mortgage Investors, Inc.
   Series 2006-A1 Class 2A1
   6.225%, 3/25/36(a)                                    17,078       17,081,557
Residential Funding Mortgage Securities I Inc.
   Series 2005-SA3 Class 3A
   5.247%, 8/25/35(a)                                    13,162       12,907,045
Structured Adjustment Mortgage Loan Trust
   Series 2006-3 Class 2A1
   6.024%, 4/25/36(a)(b)                                 14,808       14,793,368
Structured Asset Mortgage Investment, Inc.
   Series 2004-AR5 Class 1A1
   5.582%, 10/19/34(a)(b)                                16,447       16,438,856
Washington Mutual, Inc.
   Series 2005-AR2 Class 2A22
   5.543%, 1/25/45(a)(b)                                  4,498        4,502,605
                                                                    ------------
Total Collateralized Mortgage Obligations
   (cost $165,781,953)                                               164,510,450
                                                                    ------------
BANK LOANS-2.7%
Aerospace & Defense-0.1%
Alion Science and Technology Corp.
   5.50%, 12/31/11                                        3,000        2,992,500
                                                                    ------------
Automotive-0.3%
Capital Automotive REIT
   1.75%, 12/16/10(a)                                     1,925        1,920,092
Lear Corp.
   2.50%, 4/25/12                                         4,500        4,455,450
Vanguard Car Rental USA
   3.00%, 5/15/13                                         3,000        3,003,600
Visteon Corp.
   3.00%, 5/31/13                                         3,000        2,997,900
                                                                    ------------
                                                                      12,377,042
                                                                    ------------
Cable-0.3%
Cablevision Systems Corp.
   8.00%, 4/15/12(a)                                      3,675        3,624,469


--------------------------------------------------------------------------------
                                        SCB INTERMEDIATE DURATION PORTFOLIO o 14

                                                      Principal
                                                        Amount
Company                                                 (000)      U.S. $ Value
--------------------------------------------------------------------------------
Cebridge Connections
   6.00%, 5/04/15                                        $3,750      $ 3,568,500
Charter Communications
   2.625%, 4/28/13                                        4,000        4,004,000
Frontiervision
   1.525%, 3/31/07                                        2,000        1,962,400
                                                                     -----------
                                                                      13,159,369
                                                                     -----------
Chemicals-0.3%
Covalence Specialty
   2.00%, 5/08/13                                         2,250        2,233,125
Ferro Corp.
   3.25%, 6/06/12                                         5,000        5,000,000
Hexion Specialty
   2.00%, 5/04/13                                         4,500        4,470,639
                                                                     -----------
                                                                      11,703,764
                                                                     -----------
Communications-0.1%
Level 3 Communications
   3.00%, 12/01/11                                        3,000        3,075,000
NTELOS B-1
   2.25%, 8/24/11                                         1,000          998,400
                                                                     -----------
                                                                       4,073,400
                                                                     -----------
Communications-Mobile-0.1%
Cricket Communications
   2.75%, 5/31/13                                         4,000        4,022,800
Crown Castle International Corp.
   2.25%, 4/01/14                                         1,250        1,255,125
                                                                     -----------
                                                                       5,277,925
                                                                     -----------
Conglomerate/Miscellaneous-0.1%
Brand Services, Inc.
   2.25%, 1/15/12                                         2,000        2,000,000
                                                                     -----------
Energy-0.3%
Alon USA Energy, Inc.
   2.50%, 5/18/13                                         3,000        3,016,800
Boson Generating
   3.25%, 9/30/10-12/15/10                                2,400        2,436,052
CDX Gas LLC
   5.25%, 3/31/13                                         3,000        3,046,200
Northeast Biofuels, LLC
   3.25%, 6/30/13                                         2,000        2,010,000
Plum Point
   3.25%, 9/14/14                                         3,250        3,193,125
                                                                     -----------
                                                                      13,702,177
                                                                     -----------


--------------------------------------------------------------------------------
15 o SCB INTERMEDIATE DURATION PORTFOLIO

                                                      Principal
                                                        Amount
Company                                                 (000)      U.S. $ Value
--------------------------------------------------------------------------------
Entertainment/Leisure-0.1%
Six Flags, Inc.
   7.26%, 6/30/09                                       $ 3,292     $  3,312,669
                                                                    ------------
Health Care-0.1%
Multiplan, Inc.
   2.00%, 4/12/13                                         2,922        2,907,302
                                                                    ------------
Paper/Packaging-0.2%
Bluegrass Container Co.
   5.00%, 12/30/13                                        3,000        3,030,000
Georgia Pacific Corp.
   2.00%, 2/14/13                                         2,691        2,685,038
   3.00%, 2/14/14                                         2,000        2,015,400
                                                                    ------------
                                                                       7,730,438
                                                                    ------------
Public Utilities - Electric & Gas-0.1%
Reliant Energy, Inc.
   2.375%, 4/30/10                                        3,500        3,498,250
                                                                    ------------
Retail-0.1%
Jean Coutu Group, Inc.
   2.25%, 7/30/11                                         3,206        3,207,367
                                                                    ------------
Service-0.3%
Allied Waste Industries
   1.75%, 1/15/12                                         2,000        1,989,704
Education Management Corp.
   2.50%, 5/26/13                                         3,200        3,211,840
LPL Holdings, Inc.
   3.25%, 6/28/13                                         2,000        2,017,400
Select Personnel Services
   4.50%, 6/30/12                                         3,000        2,970,000
                                                                    ------------
                                                                      10,188,944
                                                                    ------------
Supermarket/Drug-0.1%
SUPERVALU
   1.75%, 4/03/12                                         2,500        2,493,000
                                                                    ------------
Technology-0.1%
Eastman Kodak Co.
   2.25%, 10/18/12                                        4,250        4,236,825
                                                                    ------------
Total BANK LOANS
   (cost $103,135,846)                                               102,860,972
                                                                    ------------
U.S. DOLLAR SOVEREIGN DEBT-2.3%
Brazil (Republic of)
   8.25%, 1/20/34(a)                                     32,180       33,515,470
Panama (Republic of)
   6.70%, 1/26/36(a)                                     11,309       10,025,428


--------------------------------------------------------------------------------
                                        SCB INTERMEDIATE DURATION PORTFOLIO o 16

                                                      Principal
                                                        Amount
Company                                                 (000)      U.S. $ Value
--------------------------------------------------------------------------------
Russian Federation
   5.00%, 3/31/30(d)                                   $ 35,985     $ 38,144,100
Ukraine Government
   7.65%, 6/11/13(a)                                      6,700        6,693,300
                                                                    ------------
Total U.S. Dollar Sovereign Debt
   (cost $91,434,353)                                                 88,378,298
                                                                    ------------
SHORT-TERM INVESTMENTS-22.9%
U.S. Government & Government Sponsored
   Agency Obligations-5.3%
Federal Home Loan Bank
   Zero Coupon, 7/12/06(e)                              166,925      166,725,629
Federal Home Loan Mortgage Corp.
   Zero Coupon, 7/03/06(e)                               37,900       37,900,000
                                                                    ------------
                                                                     204,625,629
                                                                    ------------
Commercial Paper-16.8%
ABN Amro Finance
   5.14%, 7/13/06(e)                                     50,000       49,928,611
AIG Funding, Inc.
   5.10%, 7/13/06(e)                                     50,000       49,929,167
Bear Stearns Co., Inc.
   5.10%, 7/13/06(e)                                     50,000       49,929,167
Canadian Imperial Holdings
   5.12%, 7/13/06(e)                                     50,000       49,928,889
Citigroup Funding, Inc.
   5.085%, 7/13/06(e)                                    50,000       49,929,375
Credit Suisse First Boston New York
   5.13%, 7/13/06(e)                                     50,000       49,928,750
Depfa Bank Plc
   5.17%, 7/13/06(e)                                     50,000       49,928,194
Deutsche Bank
   5.14%, 7/13/06(e)                                     50,000       49,928,611
Fortis Funding
   5.14%, 7/13/06(e)                                     50,000       49,928,611
General Electric Capital Corp.
   5.13%, 7/13/06(e)                                     50,000       49,928,750
Rabobank Financial Corp.
   5.24%, 7/03/06(e)                                     50,000       50,000,000
Royal Bank of Scotland plc
   5.095%, 7/13/06(e)                                    50,000       49,929,236
Societe Generale
   5.12%, 7/13/06(e)                                     50,000       49,928,889
                                                                    ------------
                                                                     649,146,250
                                                                    ------------


--------------------------------------------------------------------------------
17 o SCB INTERMEDIATE DURATION PORTFOLIO

                                                     Principal
                                                       Amount
Company                                                (000)      U.S. $ Value
-------------------------------------------------------------------------------
Time Deposit-0.8%
State Street Euro Dollar
   4.60%, 7/03/06                                      $32,500   $   32,500,000
                                                                 --------------
Total Short-Term Investments
   (cost $886,271,879)                                              886,271,879
                                                                 --------------
Total Investments(f) - 121.6%
   (cost $4,760,337,972)                                          4,696,471,839
Other assets less liabilities(g) - (21.6)%                         (834,795,861)
                                                                 --------------
Net Assets - 100%                                                $3,861,675,978
                                                                 --------------

INTEREST RATE SWAP CONTRACTS

                                                               RATE TYPE
                                                 ------------------------------------
                      Notional     Termination   Payments received     Payments made     Unrealized
Swap Counterparty   Amount (000)      Date        by the Portfolio   by the Portfolio   Depreciation
----------------------------------------------------------------------------------------------------
Lehman Brothers         43,445       11/02/07      3 month LIBOR+          4.814%       $  (613,631)

Lehman Brothers        116,000       10/28/07           BMA*               4.800%        (1,635,808)

Lehman Brothers        107,000       1/23/08       3 month LIBOR+          4.777%          (371,165)

* Variable interest based on the BMA (Bond Market Association) Municipal Swap Index, which fluctuates weekly.

+    LIBOR (London Interbank Offered Rate).

FORWARD EXCHANGE CURRENCY CONTRACTS

                                         Contract                                        Unrealized
                                          Amount     U.S. $ Value on      U.S. $        Appreciation/
                                          (000)       Original Date    Current Value   (Depreciation)
-----------------------------------------------------------------------------------------------------
Purchase Contracts
Mexican Peso         Settling 7/20/06       25,251     $  2,209,648     $  2,224,017     $   14,369

Mexican Peso         Settling 7/20/06      225,638       19,970,582       19,873,542        (97,040)

Polish Zloty         Settling 7/12/06        6,583        2,041,000        2,072,591         31,591

Sales Contracts
Japanese Yen         Settling 7/07/06    7,054,506       63,426,116       61,708,743      1,717,373

Japanese Yen         Settling 7/07/06   21,836,484      193,258,614      191,012,940      2,245,674

Mexican Peso         Settling 7/20/06    1,350,839      118,057,642      118,978,201       (920,559)


--------------------------------------------------------------------------------
                                        SCB INTERMEDIATE DURATION PORTFOLIO o 18

Mexican Peso         Settling 7/20/06        6,427          560,142          566,079         (5,937)

Norwegian Krone      Settling 7/28/06      397,775       63,549,568       64,031,553       (481,985)

Polish Zloty         Settling 7/12/06      119,961       38,262,077       37,768,332        493,745

Polish Zloty         Settling 7/12/06       73,644       23,127,353       23,185,989        (58,636)

Swedish Krona        Settling 7/25/06    1,154,636      157,754,444      160,792,632     (3,038,188)

FINANCIAL FUTURES CONTRACTS PURCHASED

                      Number of                                          Value at      Unrealized
         Type         Contracts   Expiration Month   Original Value   June 30, 2006   Appreciation
--------------------------------------------------------------------------------------------------
U.S. Treasury Bonds
Futures                  462       September 2006      $49,077,902     $49,275,187      $197,285

(a) Positions, or portion thereof, with an aggregate market value of $2,893,409,669 have been segregated to collateralize open forward exchange currency contracts.

(b)  Variable rate coupon, rate shown as of June 30, 2006.

(c)  When-issued security.

(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the aggregate market value of these securities amounted to $121,298,451 or 3.1% of net assets.

(e) Represents entire or partial position segregated as collateral for when issued securities.

(f) At June 30, 2006, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $15,569,684 and gross unrealized depreciation of investments was $79,435,817, resulting in net unrealized depreciation of $63,866,133 (excluding foreign currency transactions, futures contracts and swaps).

(g) The amount of U.S. $355,000 has been segregated as collateral for the financial futures contracts outstanding at June 30, 2006.

     Explanation of abbreviation:
     TBA - To Be Announced

     Currency Abbreviations
     JPY - Japanese Yen
     MXN - Mexican Peso
     NOK - Norwegian Krone
     PLN - Polish Zlotty
     SEK - Swedish Krona


--------------------------------------------------------------------------------
19 o SCB INTERMEDIATE DURATION PORTFOLIO

Sanford C. Bernstein Fund, Inc.
Short Duration Plus Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2006 (unaudited)

                                                       Principal
                                                         Amount
Company                                                  (000)      U.S. $ Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT & GOVERNMENT SPONSORED AGENCY
   OBLIGATIONS-42.2%
Federal Agency-16.0%
Federal Home Loan Bank
   5.125%, 6/18/08                                      $ 9,105    $  9,046,855
Federal Home Loan Mortgage Corp.
   4.00%, 8/17/07                                         8,425       8,286,864
   3.875%, 6/15/08                                       31,870      30,939,651
   Callable 11/03/06 @ 100
   4.90%, 11/03/08                                        4,295       4,203,517
Federal National Mortgage Association
   Callable 11/28/06 @ 100
   4.90%, 11/28/07                                        4,645       4,604,588
   Callable 2/27/07 @ 100
   5.00%, 2/27/08                                         7,250       7,185,475
   4.25%, 5/15/09                                         9,855       9,549,554
                                                                   ------------
                                                                     73,816,504
                                                                   ------------
Mortgage Pass Thru's-14.5%
Federal Home Loan Mortgage Corp.
   9.00%, 3/17/08                                            36          36,306
   5.00%, 4/01/21                                        11,073      10,661,250
   4.405%, 9/01/34                                        1,074       1,059,824
   7.00%, 5/01/35                                         5,702       5,827,534
Federal National Mortgage Association
   7.50%, 3/01/15                                           388         402,987
   8.00%, 8/01/16                                           676         707,325
   6.00%, 11/01/16-2/01/17                                3,840       3,853,837
   7.00%, 9/01/25-11/01/34                               15,768      16,157,312
   4.475%, 5/01/33                                        1,423       1,411,430
   4.376%, 8/01/34                                          876         869,329
   4.235%, 9/01/34                                        1,665       1,651,668
   4.779%, 7/01/35                                        1,078       1,065,155
   6.164%, 1/01/36                                        1,728       1,779,683
   5.813%, 3/01/36                                        4,177       4,168,586
   5.502%, 5/01/36                                        2,291       2,266,506
   5.948%, 6/01/36                                        2,792       2,795,869
   5.50%, TBA(a)                                         11,520      11,304,000


--------------------------------------------------------------------------------
1 o SCB SHORT DURATION PLUS PORTFOLIO

Government National Mortgage Association
   7.50%, 3/15/32                                       $   681    $    712,508
                                                                   ------------
                                                                     66,731,109
                                                                   ------------
U.S. Treasury Notes-11.7%
United States Treasury Notes
   3.625%, 4/30/07                                        2,210       2,179,957
   3.50%, 5/31/07-8/15/09                                48,285      47,098,266
   4.875%, 5/15/09                                        4,550       4,519,074
                                                                   ------------
                                                                     53,797,297
                                                                   ------------
Total U.S. Government & Government Sponsored Agency
   Obligations
   (cost $196,257,792)                                              194,344,910
                                                                   ------------
CORPORATE DEBT OBLIGATIONS-23.6%
Automotive-0.9%
DaimlerChrysler North America
   4.125%, 3/07/07                                        3,370       3,332,054
   4.875%, 6/15/10                                          970         927,224
                                                                   ------------
                                                                      4,259,278
                                                                   ------------
Banking-1.0%
UBS Funding Trust I
   Callable 10/01/10 @ 100
   8.622%, 10/29/49(b)                                    1,930       2,111,264
Washington Mutual Bank
   4.50%, 8/25/08                                         2,305       2,249,025
                                                                   ------------
                                                                      4,360,289
                                                                   ------------
Building/Real Estate-1.2%
Simon Property Group, LP
   6.375%, 11/15/07                                       2,150       2,158,948
Vornado Realty, LP
   5.625%, 6/15/07                                        3,590       3,574,789
                                                                   ------------
                                                                      5,733,737
                                                                   ------------
Cable-1.9%
British Sky Broadcasting Group PLC
   6.875%, 2/23/09                                        3,665       3,752,249
Comcast Cable Communications, Inc.
   8.375%, 5/01/07                                        4,750       4,849,959
                                                                   ------------
                                                                      8,602,208
                                                                   ------------
Communications-1.9%
Sprint Capital Corp.
   6.00%, 1/15/07                                         5,140       5,146,893
Verizon Global Funding Corp.
   6.125%, 6/15/07                                        3,350       3,362,331
                                                                   ------------
                                                                      8,509,224
                                                                   ------------


--------------------------------------------------------------------------------
                                           SCB SHORT DURATION PLUS PORTFOLIO o 2

Communications-Mobile-0.8%
Cingular Wireless LLC
   5.625%, 12/15/06                                     $ 3,720      $3,720,060
                                                                   ------------
Financial-7.6%
CIT Group, Inc.
   7.375%, 4/02/07                                        7,310       7,401,053
Countrywide Home Loans, Inc.
   5.625%, 5/15/07                                        7,695       7,686,151
Goldman Sachs Group, Inc.
   4.125%, 1/15/08                                        6,390       6,253,209
International Lease Finance Corp.
   5.625%, 6/01/07                                        6,025       6,016,481
Merrill Lynch & Co., Inc.
   6.56%, 12/16/07                                        7,725       7,855,645
                                                                   ------------
                                                                     35,212,539
                                                                   ------------
Food/Beverage-1.4%
General Mills, Inc.
   5.125%, 2/15/07                                        2,250       2,242,557
The Kroger Co.
   7.80%, 8/15/07                                         4,205       4,279,870
                                                                   ------------
                                                                      6,522,427
                                                                   ------------
Health Care-1.5%
FHC Health Systems
   3.75%, 12/14/07                                        3,864       3,754,483
WellPoint, Inc.
   3.50%, 9/01/07                                         3,470       3,371,920
                                                                   ------------
                                                                      7,126,403
                                                                   ------------
Insurance-0.9%
Marsh & McLennan Cos., Inc.
   5.375%, 3/15/07                                        4,220       4,198,069
                                                                   ------------
Non-Air Transportation-0.5%
CSX Corp.
   6.25%, 10/15/08                                        2,180       2,203,514
                                                                   ------------
Paper/Packaging-0.1%
Weyerhaeuser Co.
   6.125%, 3/15/07                                          456         456,240
                                                                   ------------
Public Utilities - Electric & Gas-2.2%
Duke Energy Corp.
   3.75%, 3/05/08                                         4,137       4,010,218
Pacific Gas & Electric Co.
   3.60%, 3/01/09                                         2,450       2,325,939
Progress Energy, Inc.
   6.05%, 4/15/07                                         3,715       3,722,575
                                                                   ------------
                                                                     10,058,732
                                                                   ------------


--------------------------------------------------------------------------------
3 o SCB SHORT DURATION PLUS PORTFOLIO

Service-0.7%
Waste Management, Inc.
   6.50%, 11/15/08                                      $ 3,045      $3,092,593
                                                                   ------------
Supermarket/Drug-0.8%
Safeway, Inc.
   6.50%, 11/15/08                                        3,600       3,642,955
                                                                   ------------
Technology-0.2%
Oracle Corp.
   5.00%, 1/15/11                                         1,005         969,901
                                                                   ------------
Total Corporate Debt Obligations
   (cost $110,467,460)                                              108,668,169
                                                                   ------------
ASSET BACKED SECURITIES-14.1%
Ace Securities Corp.
   Series 2003-0P1 Class A2
   5.683%, 12/25/33(b)                                      904         904,346
American General Mortgage Loan Trust
   Series 2003-1 Class A3
   4.03%, 4/25/33                                         1,370       1,307,137
Bayview Financial Acquisition Trust
   Series 2005-C Class A1B
   5.631%, 6/28/44(b)                                     2,330       2,331,468
Capital Auto Receivables Asset Trust
   Series 2005-SN1A Class A3A
   4.10%, 6/15/08                                         1,995       1,973,494
Citifinancial Mortgage Securities, Inc.
   Series 2003-1 Class AFPT
    3.36%, 1/25/33                                        1,250       1,109,977
   Series 2004-1 Class AF2
    2.645%, 4/25/34                                       1,050       1,016,694
Countrywide Asset-Backed Certificates
   Series 2003-BC1 Class A
   5.723%, 3/25/33(b)                                       277         277,702
Credit-Based Asset Servicing & Securities, Inc.
   Series 2003-CB3 Class AF1
   2.879%, 12/25/32                                         933         830,593
   Series 2005-CB4 Class AF2
   4.751%, 8/25/35                                        3,850       3,728,456
   Series 2005-RP2 Class AF2
   5.75%, 9/25/35                                         1,200       1,188,000
First Franklin Mortgage Loan Asset-Backed Certificates
   Series 2000-FF1 Class A
   5.783%, 9/25/30(b)                                       305         305,331
GE Dealer Floorplan Master Note Trust
   Series 2006-2 Class A
   5.476%, 4/20/13(b)                                     3,000       3,000,000


--------------------------------------------------------------------------------
                                           SCB SHORT DURATION PLUS PORTFOLIO o 4

Home Equity Mortgage Trust
   Series 2005-3 Class M1
   5.863%, 11/25/35(b)                                  $ 3,825    $  3,833,645
HSI Asset Securitization Corp. Trust
   Series 2006-OPT1 Class 2A1
   5.403%, 12/25/35(b)                                    3,780       3,779,861
   Series 2006-OPT2 Class 2A1
   5.403%, 1/25/36(b)                                     4,710       4,710,112
Irwin Home Equity
   Series 2005-C Class 2A1
   5.573%, 4/25/30(b)                                     1,382       1,382,767
Lehman XS Trust
   Series 2006-3 Class M1
   5.773%, 3/25/36(b)                                     1,000       1,003,080
Long Beach Mortgage Loan Trust
   Series 2003-1 Class M2
   7.373%, 3/25/33(b)                                     5,660       5,696,903
   Series 2004-3 Class M3
   5.923%, 7/25/34(b)                                     6,700       6,725,661
Master Asset Backed Securities Trust
   Series 2004-HE1 Class A1
   5.723%, 9/25/34(b)                                     1,385       1,389,471
   Series 2004-HE1 Class A3
   5.683%, 9/25/34(b)                                       462         462,485
   Series 2004-WMC3 Class A4
   5.613%, 10/25/34(b)                                    1,397       1,398,896
   Series 2006-AB1 Class A2
   5.553%, 2/25/36(b)                                     2,945       2,947,209
Providian Gateway Master Trust
   Series 2004-DA Class A
   3.35%, 9/15/11                                         2,000       1,946,400
Residential Asset Mortgage Products, Inc.
   Series 2004-SL3 Class A3
   7.50%, 12/25/31                                        1,846       1,901,069
   Series 2004-RS4 Class AI4
   4.911%, 4/25/34                                        2,120       2,090,511
Residential Asset Securities Corp.
   Series 2003-KS8 Class A2B2
   5.763%, 10/25/33                                          20          20,268
SLM Student Loan Trust
   Series 2006-5 Class A2
   5.429%, 7/25/17(b)                                     5,000       4,998,450
Structured Asset Investment Loan Trust
   Series 2006-1 Class A1
   5.403%, 1/25/36(b)                                     2,696       2,696,717
                                                                   ------------
Total Asset Backed Securities
   (cost $65,427,787)                                                64,956,703
                                                                   ------------


--------------------------------------------------------------------------------
5 o SCB SHORT DURATION PLUS PORTFOLIO

COLLATERALIZED MORTGAGE OBLIGATIONS-11.2%
American Home Mortgage Investment Trust
   Series 2004-3 Class MF1
   5.35%, 10/25/34(b)                                   $ 2,000    $  1,911,840
   Series 2005-2 Class 2A1
   6.893%, 9/25/45(b)                                     1,870       1,881,818
Bear Stearns Alt-A Trust
   Series 2005-10 Class 24A1
   5.972%, 1/25/36(b)                                     1,111       1,109,341
   Series 2006-1 Class 22A1
   5.439%, 2/25/36                                        2,676       2,638,593
   Series 2006-2 Class 23A1
   5.991%, 3/25/36                                        2,366       2,360,412
   Series 2006-3 Class 22A1
   6.25%, 5/25/36                                         1,689       1,691,707
Citicorp Mortgage Securities, Inc.
   Series 2004-7 Class 1A1
   5.25%, 9/25/34                                            47          45,983
Citigroup Mortgage Loan Trust, Inc.
   Series 2005-2 Class 1A4
   5.122%, 5/25/35                                        1,796       1,750,752
Countrywide Home Loans
   Series 2004-25 Class 1A6
   5.803%, 2/25/35(b)                                     5,163       5,172,359
   Series 2005-12 Class 1A5
   5.25%, 5/25/35                                         4,363       4,237,264
Credit Suisse First Boston Mortgage Securities Corp.
   Series 2004-2R Class A1
   5.024%, 12/28/33(b)(c)                                 2,841       2,457,010
   Series 2005-11 Class 3A6
   5.50%, 12/25/35                                        3,485       3,416,415
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
   Series 2005-AR1 Class 1A1
   5.633%, 8/25/35(b)                                     1,841       1,844,699
   Series 2006-AB2 Class A7
   5.961%, 6/25/36                                        3,279       3,270,506
Indymac Index Mortgage Loan Trust
   Series 2006-AR7 Class 4A1
   6.269%, 5/25/36                                        1,105       1,105,722
JP Morgan Mortgage Trust
   Series 2006-A4 Class 1A1
   5.862%, 6/25/36                                        1,843       1,831,606
Merrill Lynch Mortgage Investors, Inc.
   Series 2005-A8 Class A1C1
   5.25%, 8/25/36                                         1,600       1,553,449
MLCC Mortgage Investors Inc.
   Series 2003-F Class A1
   5.643%, 10/25/28(b)                                  $ 4,124    $  4,130,613


--------------------------------------------------------------------------------
                                           SCB SHORT DURATION PLUS PORTFOLIO o 6

   Series 2004-A Class A1
   5.553%, 4/25/29(b)                                     3,356       3,357,453
Residential Asset Mortgage Products, Inc.
   Series 2004-SL4 Class A4
   7.00%, 7/25/32                                           861         877,549
Residential Funding Mortgage Securities I Inc.
   Series 2005-SA3 Class 3A
   5.247%, 8/25/35                                        1,809       1,774,164
Structured Adjustable Rate Mortgage Loan
   Series 2005-5 Class A3
   5.553%, 5/25/35(b)                                       916         916,322
   Series 2005-9 Class 2A1
   5.543%, 5/25/35(b)                                       898         906,829
Structured Asset Securities Corp.
   Series 2002-11A Class 1A
   6.555%, 6/25/32(b)                                     1,240       1,238,014
   Series 2003-21 Class 2A1
   4.00%, 8/25/33                                           253         245,391
                                                                   ------------
Total Collateralized Mortgage Obligations
   (cost $52,563,607)                                                51,725,811
                                                                   ------------
COMMERCIAL MORTGAGE BACKED SECURITIES-4.9%
Asset Securitization Corp.
   Series 1996-MD6 Class A1C
   7.04%, 11/13/29                                        6,185       6,184,954
Credit Suisse First Boston Mortgage
   Securities Corp.
   Series 2005-TF2A Class F
   5.699%, 9/15/20(b)(c)                                  1,065       1,064,989
   Series 2005-TF2A Class G
   5.749%, 9/15/20(b)(c)                                  1,065       1,064,989
First Union Lehman Brothers Bank of America
   Series 1998-C2 Class A2
   6.56%, 11/18/35                                        3,577       3,611,870
LB-UBS Commercial Mortgage Trust
   Series 2004-C7, Class A2
   3.992%, 10/15/29                                       3,385       3,216,055
Morgan Stanley Capital I
   Series 2005-XLF Class G
   5.569%, 8/15/19                                        2,645       2,645,000
Nomura Asset Securities Corp.
   Series 1998-D6 Class A1B
   6.59%, 3/15/30                                         4,910       4,974,321
                                                                   ------------
Total Commercial Mortgage Backed Securities
   (cost $23,728,179)                                                22,762,178
                                                                   ------------


--------------------------------------------------------------------------------
7 o SCB SHORT DURATION PLUS PORTFOLIO

SHORT-TERM INVESTMENTS-6.9%
Commercial Paper-3.7%
Rabobank Financial Corp.
   5.24%, 7/03/06(d)                                     13,500      13,500,000
Royal Bank Scotland PLC
   4.755%, 1/12/07                                        3,500       3,500,169
                                                                   ------------
                                                                     17,000,169
                                                                   ------------
U.S. Government & Government Sponsored Agency
Obligation-3.2%
Federal Home Loan Bank
   Zero Coupon, 7/03/06(d)                               14,700      14,700,000
                                                                   ------------
Total Short-Term Investments
   (cost $31,700,169)                                                31,700,169
                                                                   ------------
Total Investments - 102.9%
   (cost $480,144,994)(e)                                           474,157,940
Other assets less liabilities - (2.9)%                              (13,409,182)
                                                                   ------------
Net Assets - 100%                                                  $460,748,758
                                                                   ------------

INTEREST RATE SWAP CONTRACTS

                                                    RATE TYPE
                                           --------------------------
                                              Payments       Payments
                  Notional                    Received         Made
      Swap         Amount    Termination       by the         by the     Unrealized
  Counterparty      (000)        Date         Portfolio     Portfolio   Depreciation
------------------------------------------------------------------------------------
Lehman Brothers    $14,000    1/27/2008    3 month LIBOR+     4.835%      $(22,998)

+    LIBOR (London Interbank Offered Rate).

(a)  When-issued security.

(b)  Variable rate coupon, rate shown as of June 30, 2006.

(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the aggregate market value of these securities amounted to $4,586,988 or 1.0% of net assets.

(d) Represents entire or partial position segregated as collateral for when issued securities.


--------------------------------------------------------------------------------
                                           SCB SHORT DURATION PLUS PORTFOLIO o 8

(e) At June 30, 2006, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $82,209 and gross unrealized depreciation of investments was $6,069,263, resulting in net unrealized depreciation of $5,987,054 (excluding swaps transactions).
     Explanation of abbreviation:
     TBA - To Be Announced

Please Note: The industry classifications presented herein are based on the sector categorization methodology of the Adviser. These industry classifications are broadly defined.


--------------------------------------------------------------------------------
9 o SCB SHORT DURATION PLUS PORTFOLIO

Sanford C. Bernstein Fund, Inc.
U.S. Government Short Duration Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2006 (unaudited)

                                                        Principal
                                                          Amount
Company                                                   (000)     U.S. $ Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT & GOVERNMENT
SPONSORED AGENCY OBLIGATIONS-86.7%
Federal Agency-38.4%
Federal Farm Credit Bank
   3.25%, 6/15/07                                         $ 5,000    $ 4,895,565
Federal Home Loan Bank
   2.875%, 8/15/06(a)                                         450        448,636
   3.625%, 6/20/07                                            800        785,846
   4.75%, 8/08/07                                           4,000      3,967,280
   4.625%, 2/08/08                                          4,200      4,144,711
   5.125%, 6/18/08                                          4,500      4,471,263
   3.00%, 4/15/09                                           1,405      1,320,791
Federal National Mortgage Association
   3.80%, 1/18/08                                             250        243,519
   5.75%, 2/15/08                                           6,660      6,685,748
   5.00%, 2/27/08                                           1,260      1,248,786
   4.25%, 5/15/09                                             830        804,275
   6.625%, 9/15/09                                          2,500      2,584,620
                                                                     -----------
                                                                      31,601,040
                                                                     -----------
Mortgage Pass Thru's-10.8%
Federal Home Loan Mortgage Corp.
   5.00%, 4/01/21                                           1,981      1,907,200
   7.00%, 4/01/32-5/01/35                                   1,183      1,209,587
Federal National Mortgage Association
   7.50%, 3/01/15                                             139        143,924
   8.00%, 8/01/16                                             256        267,863
   6.00%, 11/01/16                                            789        792,035
   7.00%, 2/01/31-9/01/33                                   2,126      2,180,233
   4.479%, 7/01/35                                            275        272,099
   5.50%, TBA(b)                                            2,125      2,085,156
                                                                     -----------
                                                                       8,858,097
                                                                     -----------
U.S. Treasury Notes-37.5%
United States Treasury Notes
   3.00%, 12/31/06                                          4,940      4,884,618
   3.75%, 3/31/07-5/15/08                                   6,930      6,790,897
   3.50%, 5/31/07-8/15/09                                  18,360     18,016,623


--------------------------------------------------------------------------------
1 o SCB U.S. GOVERNMENT SHORT DURATION PORTFOLIO

                                                        Principal
                                                          Amount
Company                                                   (000)     U.S. $ Value
--------------------------------------------------------------------------------
   4.875%, 5/15/09                                         $1,200    $ 1,191,844
                                                                     -----------
                                                                      30,883,982
                                                                     -----------
Total U.S. Government & Government Sponsored Agency
   Obligations
   (cost $72,175,060)                                                 71,343,119
                                                                     -----------
COLLATERALIZED MORTGAGE OBLIGATIONS-4.3%
American Home Mortgage Investment Trust
   Series 2005-2 Class 2A1
   6.893%, 9/25/45(c)                                         328        330,371
Bear Stearns Alt-A Trust
   Series 2005-10 Class 24A1
    5.972%, 1/25/36                                           728        727,464
   Series 2006-2 Class 23A1
    5.991%, 3/25/36                                           282        281,771
Countrywide Home Loans
   Series 2005-12 Class 1A5
   5.25%, 5/25/35                                             748        726,201
MLCC Mortgage Investors, Inc.
   Series 2004-A Class A1
   5.553%, 4/25/29(c)                                         609        609,120
Structured Asset Securities Corp.
   Series 2003-23H Class 1A1
   5.50%, 7/25/33                                             927        882,856
                                                                     -----------
Total Collateralized Mortgage Obligations
   (cost $3,658,001)                                                   3,557,783
                                                                     -----------
ASSET BACKED SECURITIES-0.9%
Ace Securities Corp.
   Series 2003-0P1 Class A2
   5.683%, 12/25/33(c)                                        137        137,430
Capital Auto Receivables Asset Trust
   Series 2005-SN1A Class A3A
   4.10%, 6/15/08                                             345        341,281
Residential Asset Securities Corp.
   Series 2003-KS8 Class A2B2
   5.763%, 10/25/33(c)                                        245        245,057
                                                                     -----------
Total Asset Backed Securities
   (cost $728,321)                                                       723,768
                                                                     -----------


--------------------------------------------------------------------------------
                                SCB U.S. GOVERNMENT SHORT DURATION PORTFOLIO o 2

                                                       Principal
                                                         Amount
Company                                                   (000)    U.S. $ Value
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS-10.0%
U.S. Government & Government Sponsored
   Agency Obligations-10.0%
Federal Home Loan Bank
   Zero Coupon, 7/03/06(a)                                $4,300    $ 4,300,000
Federal Home Loan Mortgage Corp.
   Zero Coupon, 7/18/06(a)                                 3,915      3,906,991
                                                                    -----------
Total Short-Term Investments
   (cost $8,206,990)                                                  8,206,991
                                                                    -----------
Total Investments - 101.9%
   (cost $84,768,372(d))                                             83,831,661
Other assets less liabilities - (1.9)%                               (1,566,724)
                                                                    -----------
Net Assets - 100%                                                   $82,264,937
                                                                    -----------

(a) Represents entire or partial position segregated as collateral for when issued securities.

(b)  When-issued security.

(c)  Variable rate coupon, rate shown as of June 30, 2006.

(d) At June 30, 2006, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,078 and gross unrealized depreciation of investments was $938,789, resulting in net unrealized depreciation of $936,711.

     Explanation of abbreviation:
     TBA - To Be Announced


--------------------------------------------------------------------------------
3 o SCB GOVERNMENT SHORT DURATION PORTFOLIO

Sanford C. Bernstein Fund, Inc.
Short Duration Diversified Municipal Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2006 (unaudited)

                                                       Principal
                                                     Amount (000)   U.S. $ Value
--------------------------------------------------------------------------------

MUNICIPAL BONDS-81.8%
Alabama-0.7%
Alabama State Fed Hwy Fin Auth
   Grant Anticipation Ser A MBIA
   5.00%, 3/01/10                                          $1,400     $1,451,408
                                                                      ----------
Arizona-2.6%
Dove Mountain Resort CFD Assmt Lien
   6.00%, 12/01/06                                            170        169,997
Maricopa Cnty Cmnty College Dist
   Ref
   5.00%, 7/01/06                                           2,870      2,870,000
Phoenix Civic Impt Corp. Wtr Sys Rev
   Junior Lien
   Prerefunded 7/01/06 @ 1005.90%, 7/01/13                  2,285      2,285,000
                                                                      ----------
                                                                       5,324,997
                                                                      ----------
California-2.9%
California Econ Rec Bds
   Ser A
   5.00%, 7/01/09                                           2,745      2,828,530
California State GO
   5.00%, 3/01/08-2/01/10                                   2,960      3,026,187
Murrieta CFD Spl Tax
   No. 2003-1-Murrieta Springs
   3.20%, 9/01/08                                             100         98,241
                                                                      ----------
                                                                       5,952,958
                                                                      ----------
Colorado-3.3%
Colorado Hsg & Fin Auth Single-Family
   Ser A-2 AMT
   7.25%, 5/01/27                                             425        428,528
Colorado State Dept of Transp Rev
   ANS Ser A MBIA
   5.25%, 6/15/09                                           5,950      6,176,100
Todd Creek Farms Metropolitan
   Dist No. 1 Wtr Rev Ref & Impt
   4.75%, 12/01/09                                            105        104,540
                                                                      ----------
                                                                       6,709,168
                                                                      ----------
Connecticut-0.1%
Connecticut State Hlth & Ed Facs Auth Rev
   Hosp for Spl Care Ser B
   5.125%, 7/01/07                                            190        191,132
                                                                      ----------


--------------------------------------------------------------------------------
1 o SCB SHORT DURATION DIVERSIFIED MUNICIPAL PORTFOLIO

Delaware-0.7%
Bridgeville
   Heritage Shores Spl Dev Dist Ser B
   5.125%, 7/01/35                                           $1,400   $1,399,636
                                                                      ----------
District Of Columbia-0.4%
District of Columbia Hsg Fin Agy Mtg Rev
   Single-Family Ser A AMT
   6.85%, 6/01/31                                               710      732,301
                                                                      ----------
Florida-10.5%
Bonita Springs Vasari CDD
   Capital Impt Rev Ser B
   6.20%, 5/01/09                                               135      135,417
Broward Cnty
   Ref Ser B
   5.00%, 1/01/10                                             1,000    1,035,200
Clearwater Cay CDD
   BANS
   5.375%, 12/01/06                                           1,290    1,290,155
Daytona Beach Wtr & Swr Rev
   Escrowed to Maturity6.75%, 11/15/07                        1,120    1,164,632
Dupree Lakes CDD
   5.00%, 11/01/10                                              185      182,813
Florida State Brd of Ed Lottery Rev
   Ser A FGIC
   5.50%, 7/01/09                                             4,710    4,924,493
Florida State Dept of Environmental Protection
   Ser A MBIA
   5.00%, 7/01/08                                             5,035    5,145,619
Gateway CDD
   (Sun City Center)
   5.50%, 5/01/10                                               110      110,295
Hammock Bay CDD
   Spl Assmt Ser B
   5.375%, 5/01/11                                              205      204,711
Harbor Bay CDD Capital Impt Rev
   Ser B
   6.35%, 5/01/10                                               120      121,697
Heritage Harbour South CDD
   Spl Assmt Rev Capital Impt Ser B
   5.40%, 11/01/08                                               25       25,012
Heritage Isles CDD
   Spl Assmt Ser B
   5.00%, 11/01/09                                              420      417,879
Huntington CDD
   Spl Assmt Ser B
   5.00%, 5/01/09                                               675      669,013


--------------------------------------------------------------------------------
                          SCB SHORT DURATION DIVERSIFIED MUNICIPAL PORTFOLIO o 2

JEA Elec Sys Rev
   Ser 3-Ser A XLCA-ICR
   Prerefunded 10/01/07 @ 1005.375%, 10/01/32               $1,185   $ 1,208,546
Meadow Pointe III CDD
   Capital Impt Rev Ser 2004-1
   4.80%, 11/01/09                                             475       467,538
   Capital Impts Rev Ser B
   5.00%, 5/01/09                                              320       317,846
Narcoossee CDD Spl Assmt
   Ser B
   5.75%, 5/01/08                                               20        20,019
Overoaks CDD
   Capital Impt Rev Ser B
   5.125%, 5/01/09                                             390       390,367
Palm Beach Cnty Sch Brd COP
   Ser E AMBAC
   5.00%, 8/01/07                                            1,000     1,012,430
Parkway Center CDD
   Spl Assmt Ref Ser B
   5.625%, 5/01/14                                             245       246,431
Paseo CDD Capital Impt Rev
   Ser B
   4.875%, 5/01/10                                             300       295,215
Reunion East CDD
   Spl Assmt Ser B
   5.90%, 11/01/07                                             100       100,028
Saddlebrook CDD
   Spl Assmt Ser B
   6.25%, 5/01/09                                               10        10,140
Sandy Creek CDD
   Spl Assmt Ser B
   5.00%, 11/01/10                                           1,325     1,312,969
Seven Oaks CDD II
   Spl Assmt Rev Ser B
   5.00%, 5/01/09                                              325       324,041
Stoneybrook CDD
   Capital Impt Rev Ser 06B
   5.70%, 5/01/08                                               15        15,014
Villasol CDD
   Spl Assmt Rev Ser B
   5.375%, 5/01/08                                             185       185,165
Waterchase CDD
   Capital Impt Rev Ser B
   5.90%, 5/01/08                                               25        25,022
                                                                     -----------
                                                                      21,357,707
                                                                     -----------


--------------------------------------------------------------------------------
3 o SCB SHORT DURATION DIVERSIFIED MUNICIPAL PORTFOLIO

                                                       Principal
                                                     Amount (000)   U.S. $ Value
--------------------------------------------------------------------------------

Georgia-0.1%
Georgia State Hsg & Fin Auth
   Single-Family Mtg SubSer C3
   4.875%, 12/01/15                                        $  280     $  280,890
                                                                      ----------
Guam-0.6%
Guam Wtrworks Auth COP
   Prerefunded 7/01/10 @ 1005.18%, 7/01/15                    628        645,113
Guam Wtrworks Auth Wtr & Wastewtr Sys Rev
   5.00%, 7/01/08                                             620        624,303
                                                                      ----------
                                                                       1,269,416
                                                                      ----------
Illinois-0.7%
Chicago
   Proj & Ref Ser A FGIC
   Prerefunded 1/01/09 @ 1015.375%, 1/01/34                 1,060      1,106,587
Pingree Grove Spl Svc Area No. 1
   CamBrdg Lakes Proj Ser 05-1
   5.25%, 3/01/15                                             331        328,107
                                                                      ----------
                                                                       1,434,694
                                                                      ----------
Indiana-2.5%
Indiana Hlth Fac Fin Auth Rev
   Ascension Hlth Subordinated Credit Ser A
   5.00%, 5/01/07                                           4,960      5,003,698
                                                                      ----------
Kansas-1.2%
Kansas State Dept of Transp Hwy Rev
   Ref Ser A
   5.00%, 9/01/06                                           1,000      1,001,820
Munimae Trust
   Ser 2001-6 Class A
   4.80%, 1/14/26                                           1,355      1,353,970
                                                                      ----------
                                                                       2,355,790
                                                                      ----------
Maryland-3.6%
Maryland State
   State & Local Facs Loan First Ser
   5.00%, 8/01/08                                           3,725      3,816,784
   State & Local Facs Loan Second Ser
   5.00%, 8/01/08                                           3,500      3,586,240
                                                                      ----------
                                                                       7,403,024
                                                                      ----------
Massachusetts-5.9%
Massachusetts Bay Transp Auth Sales Tax Rev
   Senior Ser C
   6.00%, 7/01/06                                           4,230      4,230,000
Massachusetts State
   Cons Ln Ser B
   5.00%, 8/01/07                                           1,485      1,503,622
   Ref Ser A MBIA
   5.50%, 2/01/10                                           5,000      5,269,150


--------------------------------------------------------------------------------
                          SCB SHORT DURATION DIVERSIFIED MUNICIPAL PORTFOLIO o 4

                                                       Principal
                                                     Amount (000)   U.S. $ Value
--------------------------------------------------------------------------------

Massachusetts State Dev Fin Agy
   Res Recov Rev Semass Sys Ser B AMT MBIA
   5.25%, 1/01/08                                          $1,000    $ 1,017,710
                                                                     -----------
                                                                      12,020,482
                                                                     -----------
Minnesota-2.4%
Minnesota State Hsg Fin Agy
   Residential Hsg Ser L-2
   2.35%, 1/01/31                                           4,875      4,841,314
                                                                     -----------
Nevada-1.4%
Clark Cnty
   Las Vegas Convention & Visitors Auth FSA
   Prerefunded 7/01/06 @ 1016.00%, 7/01/26                  1,400      1,414,000
Clark Cnty Impt Dist
   Summerlin No. 151
   3.75%, 8/01/08                                             500        493,820
Henderson Local Impt Dist
   No. T-16
   4.75%, 3/01/13                                              85         84,256
   No. T-17
   3.60%, 9/01/07                                             225        222,323
   4.00%, 9/01/09                                             640        632,512
                                                                     -----------
                                                                       2,846,911
                                                                     -----------
New Jersey-4.9%
Essex Cnty Impt Auth Rev
   Property & Equipment Program MBIA
   6.50%, 12/01/12                                          1,210      1,211,537
New Jersey Eco Dev Auth
   Cigarette Tax Rev
   5.00%, 6/15/07-6/15/08                                   2,120      2,146,233
   Cigarette Tax Rev FGIC
   5.00%, 6/15/09                                           2,345      2,411,387
New Jersey State Hwy Auth Garden St Parkway
   Gen Rev
   Ref Ser Parkway
   Prerefunded 1/01/10 @ 1015.625%, 1/01/30                 2,630      2,798,635
New Jersey State Turnpike Auth
   Turnpike Rev Ser A MBIA
   Prerefunded 1/01/10 @ 1005.50%, 1/01/30                  1,370      1,440,336
                                                                     -----------
                                                                      10,008,128
                                                                     -----------
New Mexico-3.9%
New Mexico State Severance Tax
   Ser A MBIA
   5.00%, 7/01/07                                           7,800      7,891,182
                                                                     -----------
New York-4.2%
New York City GO
   Ser F


--------------------------------------------------------------------------------
5 o SCB SHORT DURATION DIVERSIFIED MUNICIPAL PORTFOLIO

                                                       Principal
                                                     Amount (000)   U.S. $ Value
--------------------------------------------------------------------------------

   5.25%, 8/01/07                                          $1,000    $ 1,015,450
   Ser H
   5.00%, 8/01/07                                           4,460      4,517,311
New York City TFA
   Tax Secured Ref Ser B
   5.25%, 2/01/29(a)                                        1,050      1,100,264
Tobacco Settlement Fin Corp.
   Ser C-1
   5.50%, 6/01/10                                              15         15,017
   Tobacco Asset-Backed Bds Ser A-1
   5.25%, 6/01/12                                           1,800      1,802,070
                                                                     -----------
                                                                       8,450,112
                                                                     -----------
North Carolina-1.3%
North Carolina Eastern Mun Pwr Agy
   Pwr Sys Rev Ser B MBIA
   5.875%, 1/01/21                                          2,460      2,533,726
                                                                     -----------
Pennsylvania-8.6%
Allegheny Cnty Hosp Dev Auth Rev
   West Pennsylvania Hlth Sys Ser B
   9.25%, 11/15/22                                            430        508,527
Delaware Valley Regl Fin Auth
   Ser A AMBAC
   5.172%, 7/01/27(a)                                       3,550      3,584,115
Pennsylvania State
   First Ser
   5.00%, 10/01/07                                          7,930      8,042,447
   Second Ser FGIC
   5.00%, 7/01/08                                           4,830      4,942,636
Philadelphia Auth For Industrial Dev
   Leadership Learning Partners Charter Sch Ser A
   4.60%, 7/01/15                                             325        319,254
                                                                     -----------
                                                                      17,396,979
                                                                     -----------
Puerto Rico-1.6%
Puerto Rico Commonwealth
   Ref Pub Impt Ser C
   5.00%, 7/01/18                                           3,115      3,158,423
                                                                     -----------
Rhode Island-0.7%
Rhode Island Hsg & Mtg Fin Corp.
   Homeownership Opportunity Notes Ser 46-B
   2.25%, 3/15/07                                           1,520      1,494,874
                                                                     -----------
South Carolina-1.8%
Richland Cnty Env Impt Rev
   Int'l Paper Co. Proj Ser A
   4.25%, 10/01/07                                          1,005      1,004,106


--------------------------------------------------------------------------------
                          SCB SHORT DURATION DIVERSIFIED MUNICIPAL PORTFOLIO o 6

                                                       Principal
                                                     Amount (000)   U.S. $ Value
--------------------------------------------------------------------------------

South Carolina Transp Infrastructure Bank Rev
   Ser A  AMBAC
   Prerefunded 10/01/09 @ 1015.50%, 10/01/11               $2,455   $  2,595,622
                                                                    ------------
                                                                       3,599,728
                                                                    ------------
Tennessee-1.2%
Metropolitan Government Nashville & Davidson
   Cnty
   Ser C
   5.00%, 2/01/08                                           2,325      2,365,641
                                                                    ------------
Texas-9.9%
Austin ISD
   PSF-Guaranteed
   Prerefunded 8/01/06 @ 1005.625%, 8/01/10                 2,250      2,252,947
City of San Antonio
   Unref Balance
   5.00%, 8/01/08                                           9,245      9,445,062
Dallas Cnty Cmnty College Dist
   Maintenance Tax Notes
   5.00%, 2/15/08                                           1,250      1,272,550
Houston Wtr & Swr Sys Rev
   Ref-Jr Lien Ser A
   5.375%, 12/01/18                                           700        711,641
   Ref-Jr Lien Ser B
   5.50%, 12/01/08                                          5,000      5,189,750
Richardson ISD
   PSF Guaranteed
   4.00%, 2/15/08                                           1,300      1,302,769
                                                                    ------------
                                                                      20,174,719
                                                                    ------------
Virginia-3.6%
Broad Str CDA
   7.125%, 6/01/15                                            370        400,936
Virginia State Pub Sch Auth
   Sch Ed Tech Notes Ser VI
   5.00%, 4/15/07                                           6,910      6,976,059
                                                                    ------------
                                                                       7,376,995
                                                                    ------------
Wisconsin-0.5%
Menomonee Falls Wtr Sys Mtg Rev
   FSA
   Prerefunded 12/01/06 @ 1005.875%, 12/01/16               1,000      1,008,750
                                                                    ------------
Total Long-Term Municipal Bonds
   (cost $167,716,575)                                               166,034,783
                                                                    ------------


--------------------------------------------------------------------------------
7 o SCB SHORT DURATION DIVERSIFIED MUNICIPAL PORTFOLIO

                                                       Principal
                                                     Amount (000)   U.S. $ Value
--------------------------------------------------------------------------------

Short-Term Municipal Notes-16.6%
Connecticut-0.5%
Connecticut State Hlth & Ed Facs Auth
   Yale Univ Ser T-1
   3.92%, 7/01/29                                         $ 1,000    $ 1,000,000
                                                                     -----------
Indiana-1.6%
Whiting Ind Swr & SWDR
   Amoco Oil Co Proj
   4.04%, 1/01/26                                           3,200      3,200,000
                                                                     -----------
Michigan-5.0%
Michigan State
   Ser A
   4.50%, 9/29/06                                          10,140     10,155,514
                                                                     -----------
Nevada-0.6%
Clark Cnty Sch Dist
   Ser A MBIA
   3.92%, 6/15/21(a)                                        1,165      1,165,000
                                                                     -----------
New Jersey-1.5%
Bayonne BANS
   5.00%, 10/27/06                                          3,113      3,114,557
                                                                     -----------
New York-3.1%
Marlboro Central Sch Dist
   Ser B
   4.50%, 12/22/06                                          1,900      1,904,997
Rockland County TANS
   4.50%, 3/22/07                                           4,380      4,400,323
                                                                     -----------
                                                                       6,305,320
                                                                     -----------
Texas-3.5%
Gulf Coast IDA Env Facs Rev
   Citgo Petroleum Corp Proj
   4.04%, 2/01/32                                           2,550      2,550,000
Texas State
   TRANS
   4.50%, 8/31/06(b)                                        4,600      4,604,416
                                                                     -----------
                                                                       7,154,416
                                                                     -----------
Washington-0.8%
Port Bellingham IDC Env Facs
   Atlantic Richfield Proj
   4.04%, 12/01/33                                            300        300,000
   BP West Coast Prods LLC
   4.04%, 12/01/33                                          1,400      1,400,000
                                                                     -----------
                                                                       1,700,000
                                                                     -----------
Total Short-Term Municipal Notes
   (cost $33,834,305)                                                 33,794,807
                                                                     -----------


--------------------------------------------------------------------------------
                          SCB SHORT DURATION DIVERSIFIED MUNICIPAL PORTFOLIO o 8

                                                      Principal
                                                    Amount (000)    U.S. $ Value
--------------------------------------------------------------------------------

U.S. GOVERNMENT & GOVERNMENT SPONSORED
AGENCY OBLIGATIONS-4.8%
Federal Home Loan Bank
   Series 469
   3.375%, 9/14/07
   (cost $9,754,990)                                     $10,000   $  9,762,500
                                                                   ------------
Total Investments
   (cost $211,305,870(c))                                           209,592,090
Other Assets less liabilities - (3.2)%                               (6,515,434)
                                                                   ------------
Net Assets - 100%                                                  $203,076,656
                                                                   ------------

INTEREST RATE SWAP TRANSACTIONS

                                                Rate Type
                                          ---------------------
                                           Payments   Payments
                 Notional                  made by    received
     Swap         Amount    Termination      the       by the      Unrealized
 Counterparty     (000)        Date       Portfolio   Portfolio   Depreciation
------------------------------------------------------------------------------
Citigroup         $2,300       6/22/07       BMA*       2.962%      $(18,737)
Goldman Sachs      1,300       7/05/06       BMA*       3.283%          (973)
Goldman Sachs      1,300       1/05/07       BMA*       3.405%        (3,735)
JP Morgan          2,500       5/05/07       BMA*       2.988%       (19,177)
JP Morgan          1,100      10/01/07       BMA*       3.635%        (2,241)
Morgan Stanley     1,300      10/05/06       BMA*       3.217%        (3,592)

* Variable interest based on the BMA (Bond Market Association) Municipal Swap Index, which fluctuates weekly.

(a)  Variable rate coupon, rate shown as of June 30, 2006.

(b) Represents entire or partial position segregated as collateral for interest rate swaps.

(c) At June 30, 2006, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $189,484 and gross unrealized depreciation of investments was $1,903,264, resulting in net unrealized depreciation of $1,713,780 (excluding foreign currency transactions and futures contracts and swaps).

     Glossary of Terms:

     AMBAC - American Municipal Bond Assurance Corporation
     AMT - Alternative Minimum Tax - (subject to)
     ANS - Anticipation Notes
     BANS - Bond Anticipation Notes
     CDA - Community Development Association


--------------------------------------------------------------------------------
9 o SCB SHORT DURATION DIVERSIFIED MUNICIPAL PORTFOLIO

     CDD - Community Development District
     CFD - Community Facilities District
     COP - Certificate of Participation
     FGIC - Financial Guaranty Insurance Company
     FSA - Financial Security Assurance, Inc.
     GO - General Obligation
     ICR - Issue Classification Rating
     IDA - Industrial Development Authority
     IDC - Industrial Development Corporation
     ISD - Independent School District
     MBIA - Municipal Bond Investors Assurance
     PSF Guaranteed - (Texas) Permanent Schools Funds
     SWDR - Solid Waste Disposal Revenue
     TANS - Tax Anticipation Notes
     TFA - Transitional Finance Authority
     TRANS - Tax & Revenue Anticipation Notes
     XLCA - XL Capital Assurance


--------------------------------------------------------------------------------
                         SCB SHORT DURATION DIVERSIFIED MUNICIPAL PORTFOLIO o 10

Sanford C. Bernstein Fund, Inc.
Short Duration California Municipal Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2006 (unaudited)

                                                        Principal
                                                          Amount
                                                          (000)     U.S. $ Value
--------------------------------------------------------------------------------
MUNICIPAL BONDS-115.7%
California-57.6%
California Econ Rec Bds
   Ser A
   5.00%, 1/01/08-7/01/08                                  $2,000     $2,039,250
   5.25%, 7/01/12                                           2,000      2,130,820
California Rural Home Mtg Fin Auth SFMR
   Mortgage-Backed Securities Program Ser A GNMA/FNMA
   6.55%, 6/01/30                                             240        242,026
California State GO
   5.00%, 3/01/08-3/01/09                                   1,215      1,246,679
   Veterans Bds Ser AN
   9.00%, 4/01/08                                             320        346,486
California Statewide CDA
   Daughters of Charity Hlth Ser F
   5.00%, 7/01/07                                             510        514,437
   Kaiser Permanente Ser A
   2.55%, 8/01/31(a)                                          695        690,649
Compton Community Redev Agy AMBAC
   Ref Tax Alloc Redev Proj Ser A
   5.00%, 8/01/08                                           1,350      1,381,104
Contra Costa Cnty MFHR
   Pleasant Hill BART Transit-A
   3.95%, 4/15/46                                           2,000      1,997,440
CSUCI Fin Auth Rev
   Rental Hsg & Town Ctr Ser A
   2.50%, 8/01/44                                           1,000        985,050
Foothill/Eastern Transportation Corridor Agy Toll Rd
   Rev
   Convertible Capital Appreciaton Sr Lien Ser A
   Prerefunded 1/01/10 @ 102
   7.15%, 1/01/13(b)                                        1,000      1,125,600
   Ref
   5.50%, 1/15/08                                           2,285      2,345,758
Fullerton Redev Agy COP
   Southern California Optometry RADIAN
   5.00%, 4/01/34                                           1,280      1,288,935


--------------------------------------------------------------------------------
1 o SCB SHORT DURATION CALIFORNIA MUNICIPAL PORTFOLIO

                                                        Principal
                                                          Amount
                                                          (000)     U.S. $ Value
--------------------------------------------------------------------------------
Golden State Tobacco Securitization Corp.
   Tobacco Settlement Rev
   Ser B
   Prerefunded 6/01/08 @ 100
   5.75%, 6/01/21                                          $5,000     $5,174,350
Imperial Redev Agy Allocation
   Redev Proj Sub Nts
   4.50%, 12/01/11                                            360        356,126
Long Beach Harbor Rev
   Ref Ser A MBIA AMT
   5.00%, 5/15/07                                           1,155      1,164,887
Los Angeles Cnty Pub Wrks Fin Auth Rev
   Capital Loan Receivable Notes Ser A
   4.00%, 12/01/06                                          2,845      2,848,215
Los Angeles COP
   MBIA
   4.00%, 12/01/06                                          2,315      2,318,079
Los Angeles Harbor Dept Rev
   Ref Ser C MBIA
   5.00%, 8/01/08                                           1,170      1,191,119
Los Angeles Uni Sch Dist
   Election of 2005 Ser A
   5.00%, 7/01/10                                           1,535      1,600,222
   Election of 2005 Ser C
   5.00%, 7/01/08                                           2,500      2,555,425
Murrieta CFD Spl Tax
   No. 2003-1-Murrieta Springs
   3.20%, 9/01/08                                             200        196,482
Orange Cnty Pub Fin Auth Lease Rev
   5.00%, 7/01/09                                           1,565      1,616,645
   Ref MBIA
   4.00%, 7/01/07                                           1,000      1,003,070
Sacramento Area Flood Control Agy
   Capital Assmt Dist No. 2-North Area AMBAC
   5.00%, 10/01/07                                          1,015      1,030,986
San Francisco State Bldg Auth Lease Rev
   San Francisco Civic Ctr Complex Ser A AMBAC
   Prerefunded 12/01/06 @ 102
   5.25%, 12/01/16                                          1,885      1,933,991
San Joaquin Transp Corridor Agy Toll Rd Rev
   7.55%, 1/01/10                                           1,000      1,073,650
Santa Clara Cnty Fin Auth Spl Oblig
   Measure B Transp Impt Program
   4.00%, 8/01/06                                           1,000      1,000,100


--------------------------------------------------------------------------------
                           SCB SHORT DURATION CALIFORNIA MUNICIPAL PORTFOLIO o 2

                                                        Principal
                                                          Amount
                                                          (000)     U.S. $ Value
--------------------------------------------------------------------------------
Upland Cmnty Redev Agy Tax Alloc Notes
   Magnolia Redev Proj
   3.90%, 11/01/09                                           $180    $   178,499
                                                                     -----------
                                                                      41,576,080
                                                                     -----------
Delaware-0.6%
Bridgeville
   Heritage Shores Spl Dev Dist Ser B
   5.125%, 7/01/35                                            400        399,896
                                                                     -----------
Florida-2.7%
Clearwater Cay CDD
   BANS
   5.375%, 12/01/06                                           310        310,037
Fishhawk CDD No. 2
   Spl Assmt Ser B
   5.00%, 11/01/07                                             50         49,684
Gateway Svcs CDD
   Spl Assmt Sun City Center Fort Meyers Proj B
   5.50%, 5/01/10                                              75         75,201
Hammock Bay CDD
   Spl Assmt Ser B
   5.375%, 5/01/11                                             55         54,923
Heritage Isles CDD
   Spl Assmt Ser B
   5.00%, 11/01/09                                            120        119,394
Huntington CDD
   Spl Assmt Ser B
   5.00%, 5/01/09                                             195        193,270
Live Oak CDD No. 002
   Spl Assmt Ser B
   5.00%, 11/01/09                                            110        109,256
Meadow Pointe III CDD
   Capital Impt Ser B
   5.25%, 11/01/07                                             25         24,907
Meadow Woods CDD
   Spl Assmt Ser B
   5.25%, 5/01/11                                             180        178,252
Sandy Creek CDD
   Spl Assmt Ser B
   5.00%, 11/01/10                                            260        257,639
Seven Oaks CDD II
   Spl Assmt Rev Ser B
   5.00%, 5/01/09                                             135        134,602
Tern Bay CDD
   Capital Impt Rev Ser B
   5.00%, 5/01/15                                             110        109,006


--------------------------------------------------------------------------------
3 o SCB SHORT DURATION CALIFORNIA MUNICIPAL PORTFOLIO

                                                        Principal
                                                          Amount
                                                          (000)     U.S. $ Value
--------------------------------------------------------------------------------
Villasol CDD
   Spl Assmt Rev Ser B
   5.375%, 5/01/08                                         $  100    $   100,089
Vizcaya Kendall CDD
   BANS
   5.125%, 12/01/06                                           200        200,266
                                                                     -----------
                                                                       1,916,526
                                                                     -----------
Guam-0.4%
Guam Wtrworks Auth COP
   Prerefunded 7/01/10 @ 100
   5.18%, 7/01/15                                             169        174,078
Guam Wtrworks Auth Wtr & Wastewtr Sys Rev
   5.00%, 7/01/08                                             150        151,041
                                                                     -----------
                                                                         325,119
                                                                     -----------
Indiana-0.3%
South Bend Eco Dev Rev
   One Michiana Square Proj
   4.50%, 10/01/09(a)                                         190        190,000
                                                                     -----------
Nevada-0.2%
Henderson Local Impt Dist No. T-18
   4.35%, 9/01/09                                             165        164,175
                                                                     -----------
Puerto Rico-4.4%
Puerto Rico Commonwealth
   Ref Pub Impt Ser C MBIA
   5.00%, 7/01/28                                           1,500      1,530,075
Puerto Rico Hsg Bank & Fin Agy
   Ref Commonwealth Appropriation Loan Insurance
   Claims
   5.25%, 12/01/06                                            615        616,206
Puerto Rico Mun Fin Agy
   Ser A
   5.00%, 8/01/09                                           1,000      1,021,920
                                                                     -----------
                                                                       3,168,201
                                                                     -----------
Virginia-0.7%
Broad Str CDA
   7.125%, 6/01/15                                            130        140,869
Louisa IDA PCR
   Elec & Pwr Co.
   5.25%, 12/01/08                                            380        385,738
                                                                     -----------
                                                                         526,607
                                                                     -----------
Total Municipal Bonds
   (cost $48,680,244)                                                 48,266,604
                                                                     -----------


--------------------------------------------------------------------------------
                           SCB SHORT DURATION CALIFORNIA MUNICIPAL PORTFOLIO o 4

                                                        Principal
                                                          Amount
                                                          (000)     U.S. $ Value
--------------------------------------------------------------------------------
Short-Term Municipal Notes-48.8%
California-46.8%
Bay Area Toll Auth Toll Brdg Rev
   San Francisco Bay Area B-2
   3.85%, 4/01/45(a)                                       $1,200     $1,200,000
California Infrastructure & Economic Dev Bank Rev
   AMBAC
   Rand Corp Ser B
   3.89%, 4/01/42(a)                                        2,900      2,900,000
California School Cash Reserve Prog COP
   2006-2007 Trans Ser A
   4.50%, 7/06/07                                           1,000      1,007,650
California State Dept of Wtr Res Pwr Supply Rev
   Ser B-2
   4.00%, 5/01/22(a)                                        1,100      1,100,000
   Subser F-5
   4.00%, 5/01/22(a)                                        1,000      1,000,000
Fresno Rev
   Trinity Health Credit-C
   3.92%, 12/01/30(a)                                       2,700      2,700,000
Irvine Impt Bd Act 1915
   Adj Assmt Dist 04-20 Ser A
   3.93%, 9/02/30(a)                                        3,000      3,000,000
Los Angeles
   TRANS
   4.50%, 6/29/07                                           2,185      2,201,388
Los Angeles Cnty
   TRANS Ser A
   4.50%, 6/29/07                                           3,575      3,601,812
Los Angeles Dept of Water & Power
   Subser B-3
   3.94%, 7/01/34(a)                                        2,900      2,900,000
   Subser B-5
   3.95%, 7/01/34(a)                                        2,700      2,700,000
Metro District of Southern CA Water Wrks Rev
   Ser B-3
   3.90%, 7/01/35(a)                                        1,600      1,600,000
   Ser C-2
   3.87%, 7/01/36(a)                                        1,400      1,400,000
Sacramento Cnty
   TRANS
   4.50%, 7/17/07                                           3,630      3,658,532


--------------------------------------------------------------------------------
5 o SCB SHORT DURATION CALIFORNIA MUNICIPAL PORTFOLIO

                                                       Principal
                                                         Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
San Diego Uni Sch Dist
   TANS Ser A
   4.00%, 7/24/06                                         $2,800   $  2,800,196
                                                                   ------------
                                                                     33,769,578
                                                                   ------------
Puerto Rico-2.0%
Puerto Rico Commonwealth
   TANS
   4.50%, 7/28/06                                          1,410      1,410,521
                                                                   ------------
Total Short-Term Municipal Notes
   (cost $35,192,754)                                                35,180,099
                                                                   ------------
Total Investments - 115.7%
   (cost $83,872,998)(c)                                             83,446,703
Other Assets less liabilities - (15.7)%                             (11,317,549)
                                                                   ------------
Net Assets - 100%                                                  $ 72,129,154
                                                                   ------------

INTEREST RATE SWAP
TRANSACTIONS

                                                       Rate Type
                                          ----------------------------------
                 Notional                                        Payments
     Swap         Amount    Termination   Payments made by   Received by the      Unrealized
 Counterparty      (000)        Date        the Portfolio       Portfolio       (Depreciation)
----------------------------------------------------------------------------------------------
Citigroup          $700       6/22/07           BMA*              2.962%           $(5,702)
Goldman Sachs       300       7/05/06           BMA*              3.283               (225)
Goldman Sachs       300       1/05/07           BMA*              3.405               (862)
JP Morgan           600       4/05/07           BMA*              2.988             (4,603)
JP Morgan           400       10/01/07          BMA*              3.635               (815)
Morgan Stanley      300       10/06/06          BMA*              3.217               (829)

* Variable interest based on the BMA (Bond Market Association) Municipal Swap Index, which fluctuates weekly.

(a)  Variable rate coupon, rate shown as of June 30, 2006.

(b) Represents entire or partial position segregated as collateral for interest rate swaps.


--------------------------------------------------------------------------------
                           SCB SHORT DURATION CALIFORNIA MUNICIPAL PORTFOLIO o 6

(c) At June 30, 2006, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $32,032 and gross unrealized depreciation of investments was $458,327, resulting in net unrealized depreciation of $426,295 (excluding swap transactions).

     Glossary of Terms:
     AMBAC - American Municipal Bond Assurance Corporation
     AMT - Alternative Minimum Tax - (subject to)
     BANS - Bond Anticipation Notes
     BART - Bay Area Rapid Transit
     CDA - Community Development Authority
     CDD - Community Development District
     CFD - Community Facilities District
     COP - Certificate of Participation
     CSUCI - California State University Channel Islands
     FNMA - Federal National Mortgage Association
     GNMA - Government National Mortgage Association
     GO - General Obligation
     IDA - Industrial Development Authority
     MBIA - Municipal Bond Investors Assurance
     MFHR - Multi-Family Housing Revenue
     PCR - Pollution Control Revenue
     RADIAN - Radian Group, Inc.
     SFMR - Single-Familty Mortgage Revenue
     TANS - Tax Anticipation Notes
     TRANS - Tax & Revenue Anticipation Notes


--------------------------------------------------------------------------------
7 o SCB SHORT DURATION CALIFORNIA MUNICIPAL PORTFOLIO

Sanford C. Bernstein Fund, Inc.
Short Duration New York Municipal Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2006 (unaudited)

                                                        Principal
                                                          Amount
                                                          (000)     U.S. $ Value
--------------------------------------------------------------------------------
MUNICIPAL BONDS-74.9%
Arizona-0.4%
Watson Road Cmnty Facs
   Dist Spl Assmt Rev
   4.70%, 7/01/09                                         $  355    $    353,534
                                                                    ------------
California-0.3%
Imperial Redev Agy Allocation
   Redev Proj Sub Nts
   4.50%, 12/01/11                                           355         351,180
                                                                    ------------
Delaware-0.7%
Bridgeville
   Heritage Shores Spl Dev Dist Ser B
   5.125%, 7/01/35                                           700         699,818
                                                                    ------------
Florida-3.7%
Clearwater Cay CDD
   BANS
   5.375%, 12/01/06                                          600         600,072
Dupree Lakes CDD
   5.00%, 11/01/10                                           105         103,759
Fishhawk CDD No. 2
   Spl Assmt Ser B
   5.00%, 11/01/07                                            50          49,684
   5.125%, 11/01/09                                          285         283,589
Gateway Svcs CDD
   Spl Assmt Sun City Center Fort Meyers Proj B
   5.50%, 5/01/10                                            110         110,295
Hammock Bay CDD
   Spl Assmt Ser B
   5.375%, 5/01/11                                            95          94,866
Heritage Isles CDD
   Spl Assmt Ser B
   5.00%, 11/01/09                                           205         203,965
Huntington CDD
   Spl Assmt Ser B
   5.00%, 5/01/09                                            250         247,782
Meadow Pointe III CDD
   Capital Impt Ser B
   5.25%, 11/01/07                                            35          34,870
Monterra CDD
   Spl Assmt Ser B
   5.125%, 11/01/14                                          110         108,718


--------------------------------------------------------------------------------
1 o SCB SHORT DURATION NEW YORK MUNICIPAL PORTFOLIO

Overoaks CDD
   Capital Impt Rev Ser B
   5.125%, 5/01/09                                        $  305    $    305,287
Parkway Center CDD
   Spl Assmt Ref Ser B
   5.625%, 5/01/14                                           305         306,781
Paseo CDD Capital Impt Rev
   Ser B
   4.875%, 5/01/10                                           615         605,191
Sandy Creek CDD
   Spl Assmt Ser B
   5.00%, 11/01/10                                           585         579,688
Seven Oaks CDD II
   Spl Assmt Rev Ser B
   5.00%, 5/01/09                                            120         119,646
Villasol CDD
   Spl Assmt Rev Ser B
   5.375%, 5/01/08                                           105         105,093
                                                                    ------------
                                                                       3,859,286
                                                                    ------------
Guam-0.6%
Guam Wtrworks Auth COP
   Prerefunded 7/01/10 @ 100
   5.18%, 7/01/15                                            324         332,797
Guam Wtrworks Auth Wtr & Wastewtr Sys Rev
   5.00%, 7/01/08                                            300         302,082
                                                                    ------------
                                                                         634,879
                                                                    ------------
Illinois-0.2%
Pingree Grove Spl Svc Area No. 1
   CamBrdg Lakes Proj Ser 05-1
   5.25%, 3/01/15                                            194         192,305
                                                                    ------------
Nevada-0.0%
Henderson Local Impt Dist
   No. T-16
   4.75%, 3/01/13                                             40          39,650
                                                                    ------------
New York-61.2%
Babylon ARS
   XLCA
   4.45%, 12/01/20(a)                                      1,165       1,172,246
Dutchess Cnty Resource Recovery Agy
   Solid Waste Sys BANS
   3.65%, 12/28/07                                           600         591,012
East Rochester Hsg Auth Rev
   Ref GNMA North Park Nursing Home
   3.70%, 10/20/06                                            70          70,001


--------------------------------------------------------------------------------
                             SCB SHORT DURATION NEW YORK MUNICIPAL PORTFOLIO o 2

                                                        Principal
                                                          Amount
                                                          (000)     U.S. $ Value
--------------------------------------------------------------------------------
Long Island Pwr Auth Elec Sys Rev
   Ser A MBIA-IBC
   5.25%, 12/01/26                                        $1,640    $  1,699,073
MTA
   Ser A FGIC
   5.25%, 11/15/22(b)                                      1,830       1,948,328
MTA Transit Auth
   COP Ser A AMBAC
   5.625%, 1/01/13                                         1,260       1,337,402
Municipal Assistance Corp.
   Ser G
   6.00%, 7/01/08                                          3,835       3,993,194
   Ser O
   Economically Defeased to Maturity
   5.25%, 7/01/06                                          1,265       1,265,000
   Ser P
   Economically Defeased to Maturity
   5.00%, 7/01/08                                          3,635       3,719,077
Nassau County
   Ser A
   6.00%, 7/01/08                                          2,135       2,222,770
   Ser F FSA
   7.00%, 3/01/10                                          3,030       3,336,939
New York City GO
   Ser A FSA
   7.00%, 8/01/07                                          3,735       3,799,167
   Ser B AMBAC
   7.25%, 8/15/07                                          1,220       1,266,006
   Ser C
   4.00%, 8/01/06                                          1,000       1,000,100
   Ser G
   5.00%, 8/01/06                                          1,610       1,611,256
   Ser I
   5.00%, 8/01/10                                          2,400       2,483,760
   Unrefunded Ser M AMBAC
   7.50%, 6/01/07                                          1,180       1,219,495
New York City IDA Civic Facility Rev
   Ser A-1 ACA
   3.05%, 7/01/09                                          1,810       1,781,945
New York City IDA Spl Fac Rev
   Terminal One Group Assn Proj
   5.00%, 1/01/07                                          2,080       2,086,906
New York City TFA
   Fiscal 2003 Ser C
   Economically Defeased to Maturity
   5.00%, 8/01/06                                          1,000       1,000,880
   Future Tax Secured Ser A-1
   5.00%, 11/01/07                                         4,600       4,674,290


--------------------------------------------------------------------------------
3 o SCB SHORT DURATION NEW YORK MUNICIPAL PORTFOLIO

                                                        Principal
                                                          Amount
                                                          (000)     U.S. $ Value
--------------------------------------------------------------------------------
New York State Dorm Auth
   Mental Hlth Ser F-1
   5.00%, 2/15/07                                         $1,060    $  1,067,855
   Mt. Sinai New York Univ Hlth Ser C
   5.00%, 7/01/11                                            700         707,105
   Westchester Cnty Court Fac AMBAC Surety
   5.25%, 8/01/13                                          1,000       1,041,230
New York State Energy Research & Dev Auth PCR
   ARS Electric & Gas Proj Ser C MBIA
   3.25%, 4/01/34                                          2,325       2,262,388
New York State Env Facs Corp.
   New York City Mun Wtr Fin Auth Ser 2002K
   5.00%, 6/15/07                                          2,380       2,408,988
   State Revolving Fund Ser 1990C
   7.20%, 3/15/11                                             55          55,124
   State Revolving Fund Ser 1994
   5.75%, 6/15/11                                             90          97,500
   State Revolving Fund Ser 1994
   Escrowed to Maturity
   5.75%, 6/15/11                                            585         633,204
New York State Loc Govt Assistance Corp.
   Ser A
   6.00%, 4/01/08                                          3,580       3,673,330
New York State Pwr Auth Rev
   General Purpose Ser A
   5.00%, 2/15/07                                          2,885       2,907,416
New York State Twy Auth Svc Contract Rev
   Ser A-2 MBIA
   5.375%, 4/01/09                                         1,000       1,036,040
New York State UDC
   Correctional Fac Svc Contract Ser D FSA
   Prerefunded 1/01/2011 @ 100
   5.75%, 1/01/15                                          1,390       1,494,889
Port Auth of New York & New Jersey
   Consolidated 139th FGIC
   4.50%, 10/01/06                                         4,065       4,071,626
                                                                    ------------
                                                                      63,735,542
                                                                    ------------
Puerto Rico-7.3%
Puerto Rico Commonwealth
   Ref Pub Impt Ser C MBIA
   5.00%, 7/01/28                                          4,350       4,437,217
   Ref Pub Impt Ser C
   5.00%, 7/01/18                                          1,765       1,789,604


--------------------------------------------------------------------------------
                             SCB SHORT DURATION NEW YORK MUNICIPAL PORTFOLIO o 4

                                                        Principal
                                                          Amount
                                                          (000)     U.S. $ Value
--------------------------------------------------------------------------------
University of Puerto Rico
   Ser N MBIA
   6.25%, 6/01/07                                         $1,355    $  1,383,523
                                                                    ------------
                                                                       7,610,344
                                                                    ------------
Virginia-0.5%
Broad Str CDA
   7.125%, 6/01/15                                           200         216,722
Louisa IDA PCR
   Elec & Pwr Co.
   5.25%, 12/01/08                                           295         299,455
                                                                    ------------
                                                                         516,177
                                                                    ------------
Total Municipal Bonds
(cost $78,396,000)                                                    77,992,715
                                                                    ------------
Short-Term Municipal Notes-23.4%
New York-23.4%
Binghamton
   BANS
   4.00%, 9/22/06                                          4,425       4,426,770
Erie County
   Rev Anticipation Notes
   3.75%, 7/13/06                                          5,000       4,999,600
Long Island Pwr Auth Elec Sys Rev
   SubSer 2B
   3.94%, 5/01/33                                            700         700,000
Nassau County
   TANS Ser A
   4.25%, 10/31/06                                         2,875       2,879,284
Rockland County TANS
   4.50%, 3/22/07                                          7,100       7,132,944
Schenectady GO
   BANS Renewal Notes
   4.50%, 5/24/07                                          1,000       1,005,710
South Cntry Cntrl Sch Dist
   TANS
   5.00%, 6/27/07                                          3,225       3,247,123
                                                                    ------------
Total Short-Term Municipal Notes
   (cost $24,423,705)                                                 24,391,431
                                                                    ------------
Total Investments - 98.3%
   (cost $102,819,705(c))                                            102,384,146
Other assets less liabilities - 1.7%                                   1,822,002
                                                                    ------------
Net Assets - 100%                                                   $104,206,148
                                                                    ------------
   INTEREST RATE SWAP TRANSACTIONS


--------------------------------------------------------------------------------
5 o SCB SHORT DURATION NEW YORK MUNICIPAL PORTFOLIO

                                                 Rate Type
                                           ---------------------
                                            Payments    Payments
                  Notional                  made by     received
     Swap          Amount    Termination      the        by the      Unrealized
 Counterparty      (000)         Date      Portfolio   Portfolio   Depreciation
--------------------------------------------------------------------------------
Citigroup          $1,300       6/22/07       BMA*       2.962%      $(10,590)
Goldman Sachs         600       7/05/06       BMA*       3.283%          (449)
Goldman Sachs         600       1/05/07       BMA*       3.405%        (1,724)
JP Morgan           1,200       4/05/07       BMA*       2.988%        (9,205)
JP Morgan             600      10/01/07       BMA*       3.635%        (1,222)
Morgan Stanley        600      10/05/06       BMA*       3.217%        (1,658)

*Variable interest based on the BMA (Bond Market Association) Municipal Swap Index, which fluctuates weekly.

(a) - Variable rate coupon, rate shown as of June 30, 2006.

(b) - Represents entire or partial position segregated as collateral for interest rate swaps.

(c) - At June 30, 2006, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $218,425 and gross unrealized depreciation of investments was $653,984, resulting in net unrealized depreciation of $435,559 (excluding swap transactions).

Glossary of Terms:

ACA - American Capital Access Financial Guaranty Corporation
AMBAC - American Municipal Bond Assurance Corporation
ARS - Adjustable Rate Security
BANS - Bond Anticipation Notes
CDA - Community Development Authority
CDD - Community Development District
COP - Certificate of Participation
FGIC - Financial Guaranty Insurance Company
FSA - Financial Security Assurance, Inc.
GNMA - Government National Mortgage Association
GO - General Obligation
IBC - International Bancshares Corporation
IDA - Industrial Development Authority
MBIA - Municipal Bond Investors Assurance
MTA - Metropolitan Transportation Authority
PCR - Pollution Control Revenue
TANS - Tax Anticipation Notes
TFA - Transitional Finance Authority
UDC - Urban Development Corporation
XLCA - XL Capital Assurance


--------------------------------------------------------------------------------
                             SCB SHORT DURATION NEW YORK MUNICIPAL PORTFOLIO o 6

Sanford C. Bernstein Fund, Inc.
Diversified Municipal Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2006 (unaudited)

                                                      Principal
                                                     Amount (000)   U.S. $ Value
--------------------------------------------------------------------------------
MUNICIPAL BONDS-93.5%
Alabama-1.3%
Huntsville
   Ref Wts Ser A FSA
   5.40%, 2/01/10                                       $ 1,185      $ 1,243,255
Jefferson Cnty Ltd Oblig
   Sch Wts Ser A
   5.25%, 1/01/11                                         1,700        1,768,051
Jefferson Cnty Swr Rev
   Cap Impt Wts FGIC
   Prerefunded 8/01/12 @ 100
   5.00%, 2/01/41                                         7,725        8,090,779
   Cap Impt Wts Ser A FGIC
   Prerefunded 2/01/09 @ 101
   5.00%, 2/01/33                                         8,865        9,161,445
   Prerefunded 2/01/09 @ 101
   5.125%, 2/01/39                                        1,060        1,098,648
   Cap Impt Wts Ser D
   5.00%, 2/01/42                                         5,900        6,211,756
   Ref Bal Cap Impt Wts
   5.00%, 2/01/41                                        11,920       12,549,853
   Ref Ser B8 FSA
   5.25%, 2/01/10                                         2,000        2,088,420
   Ref Wts Ser A FGIC
   Prerefunded 2/01/07 @ 100
   5.375%, 2/01/27                                        1,780        1,796,002
   Ser A
   Prerefunded 2/01/09 @ 101
   5.75%, 2/01/38                                         4,290        4,522,046
                                                                      ----------
                                                                      48,530,255
                                                                      ----------
Alaska-0.2%
Anchorage
   FGIC
   6.00%, 10/01/09                                        1,000        1,063,200
   Ref Ser B MBIA
   5.25%, 7/01/08                                         6,100        6,260,552
                                                                      ----------
                                                                       7,323,752
                                                                      ----------
Arizona-1.4%
Arizona Sch Facs Brd Rev
   Ref State Sch Impt
   5.00%, 1/01/13                                         1,225        1,291,505


--------------------------------------------------------------------------------
1 o SCB DIVERSIFIED MUNICIPAL PORTFOLIO

                                                       Principal
                                                     Amount (000)   U.S. $ Value
--------------------------------------------------------------------------------
Arizona Tourism & Sports Auth Tax Rev
   Baseball Training Facs Proj
   5.00%, 7/01/15-7/01/16                               $ 3,815      $ 3,838,752
Arizona Wtr Infra Fin Auth Rev
   Wtr Quality Ser A
   5.75%, 10/01/11                                        1,525        1,626,230
Dove Mountain Resort CFD Assmt Lien
   6.00%, 12/01/06                                          320          319,994
Maricopa Cnty IDA Multifamily Hsg Rev
   Steeplechase Apartments Proj Ser B AMT
   6.25%, 12/01/20                                        1,990        1,991,672
Maricopa Cnty Uni Sch Dist No. 48
   Ref Ser B FSA
   4.75%, 7/01/10                                         1,000        1,030,350
Mesa IDA Rev
   Discovery Hlth Sys Ser A MBIA
   Prerefunded 1/01/10 @ 101
   5.625%, 1/01/29                                        2,000        2,124,880
Mesa State & Highway Rev
   FSA
   Prerefunded 7/01/14 @ 100
   5.125%, 7/01/23                                        4,255        4,543,489
Phoenix Civic Impt Corp. Transit Excise
   Tax Rev Light Rail Proj AMBAC
   5.00%, 7/01/10-7/01/14                                15,455       16,220,156
Phoenix Civic Impt Corp. Wtr Sys Rev
   Jr Lien MBIA
   5.00%, 7/01/14                                         5,000        5,293,350
Pima Cnty IDA
   Horizon Cmnty Learning Center
   4.45%, 6/01/14                                         2,285        2,195,085
Salt River Agricultural Impt & Pwr Dist Pwr
   Distribution Elec Sys
   Rev Ref Salt River Proj. Ser A
   5.00%, 1/01/09-1/01/10                                 5,245        5,413,628
Vistancia CFD
   4.25%, 7/15/06                                           375          374,989
   4.75%, 7/15/07                                           300          299,847
   5.00%, 7/15/08                                           400          399,536
   5.30%, 7/15/09                                           500          500,820
   5.55%, 7/15/10                                           500          502,680
Watson Road CFD Spl Assmt Rev
   4.85%, 7/01/10                                         1,210        1,205,656
                                                                      ----------
                                                                      49,172,619
                                                                      ----------


--------------------------------------------------------------------------------
                                         SCB DIVERSIFIED MUNICIPAL PORTFOLIO o 2

                                                       Principal
                                                     Amount (000)   U.S. $ Value
--------------------------------------------------------------------------------
Arkansas-0.0%
Hot Springs Sales & Use Tax
   Ref & Impt
   4.125%, 7/01/12                                     $   115       $   115,000
                                                                     -----------
California-6.7%
California Dept of Wtr Res
   Ser A
   5.50%, 5/01/09                                        8,615         8,969,766
California Dept of Wtr Res Pwr Supply Rev
   Ser A MBIA
   5.25%, 5/01/09                                       32,445        33,610,749
   5.50%, 5/01/10                                        7,115         7,501,985
California Econ Rec Bds
   Ser A
   5.25%, 1/01/10-7/01/12                               34,820        36,704,019
   Ser A MBIA
   5.00%, 7/01/11                                        3,665         3,842,679
California State
   GO
   5.00%, 2/01/11-3/01/13                                8,050         8,436,637
   5.25%, 3/01/10                                        3,115         3,249,163
   6.00%, 2/01/11                                       15,760        17,050,271
   6.10%, 10/01/08                                       8,765         9,169,680
California State Dept Wtr Res
   Ser A
   5.50%, 5/01/08                                       24,025        24,692,415
California State GO
   5.00%, 3/01/08-5/01/13                               30,695        31,968,072
California Statewide CDA
   Kaiser Permanente Ser E
   3.875%, 4/01/32                                       6,630         6,594,397
   Kaiser Permanente Ser F
   2.30%, 4/01/33                                       12,675        12,515,675
Fremont Uni Sch Dist Alameda Cnty
   Election 2002 Ser B FSA
   5.00%, 8/01/27                                        1,000         1,028,010
Fresno Uni Sch Dist
   Ref Ser A MBIA
   6.00%, 2/01/20                                        3,255         3,764,668
Golden State Tobacco Securitization Corp
   Settlement Rev Enhanced Asset Bkd B
   5.375%, 6/01/28                                       2,595         2,731,264
   Enhanced Asset Bkd B FGIC-TCRS
   5.375%, 6/01/28                                      19,395        20,413,432
   5.50%, 6/01/33                                        5,000         5,429,450


--------------------------------------------------------------------------------
3 o SCB DIVERSIFIED MUNICIPAL PORTFOLIO

                                                       Principal
                                                     Amount (000)   U.S. $ Value
--------------------------------------------------------------------------------
Imperial Redev Agy Allocation
   Redev Proj Sub Nts
   4.50%, 12/01/11                                      $ 1,100     $  1,088,164
Los Angeles Uni Sch Dist
   Ser A FSA
   5.25%, 7/01/20                                         1,785        1,884,175
Sacramento City Fin Auth
   Lease Rev Ser B
   5.40%, 11/01/20                                        1,000        1,069,860
Sacramento Mun Util Dist
   Ser G MBIA
   6.50%, 9/01/13                                         1,035        1,151,520
                                                                     -----------
                                                                     242,866,051
                                                                     -----------
Colorado-2.1%
Colorado Dept of Trans Rev
   Notes Ser B
   5.50%, 6/15/13                                         1,375        1,493,690
Colorado Dept of Transp
   Rev AMBAC
   Prerefunded 6/15/10 @ 100.5
   6.00%, 6/15/15                                         3,000        3,239,790
Colorado Dept Transp Rev
   Ref Transp Rev Antic Notes Ser B
   5.00%, 12/15/13                                        9,100        9,626,435
Jefferson Cnty Sch Dist No. R-001
   FSA
   5.00%, 12/15/23-12/15/24                               7,215        7,450,296
Municipal Sub-Dist Wtr Conservancy Dist Rev
   Ser F AMBAC
   6.50%, 12/01/12                                        3,500        3,608,255
PV Wtr & San Met Dist
   Cap Appreciation
   Zero Coupon, 12/15/17                                 18,201        9,174,396
Regional Transp Dist COP
   Transit Vehicles Ser A Remarketed AMBAC
   2.30%, 12/01/22(a)                                    36,775       36,155,341
Todd Creek Farms Metropolitan
   Dist No. 1 Wtr Rev Ref & Impt
   4.75%, 12/01/09                                        4,190        4,171,648
Weld Cnty
   Sch Dist No. 6 Greeley FSA
   5.25%, 12/01/17                                        2,405        2,555,673
                                                                     -----------
                                                                      77,475,524
                                                                     -----------
Connecticut-0.8%
Connecticut State
   Escrowed to Maturity
   5.50%, 12/01/07                                           10           10,235


--------------------------------------------------------------------------------
                                         SCB DIVERSIFIED MUNICIPAL PORTFOLIO o 4

                                                       Principal
                                                     Amount (000)   U.S. $ Value
--------------------------------------------------------------------------------
   Ser D
   5.00%, 11/15/13                                      $5,700       $ 6,033,849
Connecticut State Hlth & Ed Facs Auth Rev
   Hosp for Spl Care Ser B
   5.125%, 7/01/07                                         365           367,176
Connecticut State Res Recov Auth
   Mid-Connecticut Sys Ser A MBIA
   Prerefunded 11/15/06 @ 102
   5.375%, 11/15/09                                      3,495         3,584,961
   5.75%, 11/15/07                                       2,115         2,171,534
   Ser A MBIA
   5.375%, 11/15/10                                      5,000         5,126,700
   Unrefunded Balance Mid-Connecticut Sys
   Ser A MBIA
   5.375%, 11/15/09                                      1,505         1,542,700
Connecticut State Spl Tax Oblig
   Ser A
   5.25%, 9/01/07                                        1,095         1,112,564
   Ser B
   6.00%, 9/01/06                                        1,500         1,504,920
   6.15%, 9/01/09                                        1,000         1,064,860
Mashantucket Western Pequot Tribe
   Spl Rev Sub Ser B
   5.55%, 9/01/08(b)                                     1,700         1,755,505
University of Connecticut
   Ref Student Fee Rev Ser A FGIC
   5.25%, 11/15/17                                       3,065         3,268,087
                                                                      ----------
                                                                      27,543,091
                                                                      ----------
Delaware-0.1%
Delaware Transp Auth Transp Sys Rev
   Senior MBIA
   5.00%, 7/01/11                                        3,680         3,853,291
                                                                      ----------
District Of Columbia-0.4%
District of Columbia
   2001 Ser B FSA
   5.50%, 6/01/09                                        2,100         2,190,111
   COP AMBAC
   5.25%, 1/01/08                                        1,000         1,019,590
   Ref Ser B-1 AMBAC
   5.50%, 6/01/08                                        8,510         8,761,726
   Ser B FSA
   Escrowed to Maturity
   5.50%, 6/01/09                                          175           182,656
District of Columbia Hsg Fin Agy
   Single-Family FNMA & GNMA Mortgage Rev
   Ser A AMT
   6.25%, 12/01/28                                       1,020         1,050,784


--------------------------------------------------------------------------------
5 o SCB DIVERSIFIED MUNICIPAL PORTFOLIO

                                                       Principal
                                                     Amount (000)   U.S. $ Value
--------------------------------------------------------------------------------
District of Columbia Wtr & Swr Auth Pub Util Rev
   FSA
   6.00%, 10/01/16                                      $1,635       $ 1,861,627
                                                                     -----------
                                                                      15,066,494
                                                                     -----------
Florida-7.3%
Amelia Walk CDD Spl Assmt
   Ser B
   5.20%, 5/01/14                                        2,160         2,155,810
Arborwood CDD Cap Impt Rev
   5.25%, 5/01/16                                        5,870         5,829,967
   Centex Homes Proj Ser A-2
   5.25%, 5/01/36                                        3,500         3,451,945
Baywinds Cmnty Dev Dist
   Ser B
   4.90%, 5/01/12                                        1,500         1,493,145
Beacon Tradeport CDD
   Spl Assmt Industrial Proj Ser B
   7.125%, 5/01/22                                       2,715         2,856,479
Belmont CDD Cap Impt Rev
   Ser B
   5.125%, 11/01/14                                      2,500         2,483,700
Bonita Springs Vasari CDD
   Capital Impt Rev Ser B
   6.20%, 5/01/09                                        1,030         1,033,183
Bonnet Creek Resort CDD
   Spl Assmt
   7.125%, 5/01/12                                       2,000         2,161,900
Broward Cnty
   Ref Ser B
   5.00%, 1/01/09                                        2,585         2,653,580
Broward Cnty Arpt Sys Rev
   Ser E MBIA AMT
   5.25%, 10/01/10                                       2,065         2,132,629
Clearwater Cay CDD
   BANS
   5.375%, 12/01/06                                      3,300         3,300,396
Dade Cnty Sch Dist
   Remarketed MBIA
   5.00%, 8/01/12                                        8,060         8,485,890
Dupree Lakes CDD
   5.00%, 11/01/10                                         520           513,854
East Homestead CDD Spl Assmt Rev
   Ser B
   5.00%, 5/01/11                                        2,000         1,998,760
Florida State Brd of Ed
   Pub Ed Ser A


--------------------------------------------------------------------------------
                                         SCB DIVERSIFIED MUNICIPAL PORTFOLIO o 6

                                                       Principal
                                                     Amount (000)   U.S. $ Value
--------------------------------------------------------------------------------
   5.00%, 6/01/12                                       $ 5,305      $ 5,578,420
   Pub Ed Ser G
   5.25%, 6/01/11                                         2,075        2,192,196
   Ref Cap Outlay Ser B
   5.00%, 6/01/13                                         5,000        5,271,050
   Ref Cap Outlay Ser D
   5.00%, 6/01/12                                         4,610        4,847,599
   Ser A
   5.00%, 1/01/13                                        14,745       15,528,402
   Ser B
   5.00%, 1/01/12                                         9,755       10,226,264
   Ser C MBIA
   5.25%, 1/01/11                                         4,600        4,839,752
Florida State Brd of Ed Capital Outlay
   Escrowed to Maturity
   9.125%, 6/01/14                                          150          196,659
   Pub  Ed Ser B
   5.00%, 6/01/07                                         1,455        1,470,816
   Unrefunded Balance
   9.125%, 6/01/14                                          990        1,192,079
Florida State Dept of Environmental Protection
   Preservation Rev
   Florida Forever Ser A FGIC
   5.00%, 7/01/18                                         3,435        3,579,545
Florida State Tpk Auth
   Rev Ref FSA
   5.00%, 7/01/12                                         6,205        6,529,025
Gateway Svcs CDD Spl Assmt
   Stoneybrook Proj
   5.50%, 7/01/08                                         1,395        1,396,883
Greyhawk Landing CDD Spl
   Assmt Rev Ser B
   6.25%, 5/01/09                                           310          312,427
Hammock Bay CDD
   Spl Assmt Ser B
   5.375%, 5/01/11                                        2,190        2,186,912
Harbor Bay CDD Capital Impt Rev
   Ser B
   6.35%, 5/01/10                                         1,065        1,080,059
Heritage Harbour South CDD
   Spl Assmt Rev Capital Impt Ser B
   5.40%, 11/01/08                                          190          190,095
Heritage Isles CDD
   Spl Assmt Ser B
   5.00%, 11/01/09                                          300          298,485
Hillsborough Cnty Sch Brd COP
   Ser A MBIA
   5.00%, 7/01/26                                         3,000        3,054,330


--------------------------------------------------------------------------------
7 o SCB DIVERSIFIED MUNICIPAL PORTFOLIO

                                                       Principal
                                                     Amount (000)   U.S. $ Value
--------------------------------------------------------------------------------
Huntington CDD
   Spl Assmt Ser B
   5.00%, 5/01/09                                       $ 1,255      $ 1,243,868
Lake Ashton II CDD Capital Impt Rev
   Ser B
   4.875%, 11/01/10                                       2,000        1,985,720
Live Oak CDD
   No. 001 Spl Assmt Ser B
   5.30%, 5/01/08                                            95           95,084
Live Oak CDD No. 002
   Spl Assmt Ser B
   5.00%, 11/01/09                                        2,230        2,214,925
Meadow Pointe III CDD
   Capital Impts Rev Ser B
   5.00%, 5/01/09                                           795          789,650
Meadow Pointe IV CDD
   Florida Capital Impt Rev Ser B
   5.125%, 11/01/07                                         605          606,125
Meadow Woods CDD
   Spl Assmt Ser B
   5.25%, 5/01/11                                         1,730        1,713,202
Miami Beach Hlth Facs Hosp Rev
   Ref Mount Sinai Med Ctr
   6.75%, 11/15/24                                        6,990        7,708,852
Middle Village CDD Spl Assmt
   Ser C
   5.125%, 5/01/09                                          940          937,180
Midtown Miami CDD
   Spl Assmt Ser A
   6.00%, 5/01/24                                         4,300        4,584,445
Miromar Lakes CDD Capital Impt Rev
   Ser B
   7.25%, 5/01/12                                         2,240        2,335,357
Montecito CDD
   Spl Assmt Ser B
   5.10%, 5/01/13                                         5,610        5,546,270
Monterra CDD
   Spl Assmt Ser B
   5.00%, 11/01/10                                        6,760        6,721,062
   5.125%, 11/01/14                                       9,455        9,344,849
Narcoossee CDD Spl Assmt
   Ser B
   5.75%, 5/01/08                                           175          175,163
Orange Cnty Sales Tax Rev
   Ser A FGIC
   5.125%, 1/01/22                                       15,620       16,270,729
Orlando Waste Wtr Sys Rev


--------------------------------------------------------------------------------
                                         SCB DIVERSIFIED MUNICIPAL PORTFOLIO o 8

                                                       Principal
                                                     Amount (000)   U.S. $ Value
--------------------------------------------------------------------------------
   Ser A CPI Bd
   5.466%, 10/01/06(a)                                  $2,165       $2,167,598
   5.486%, 10/01/07(a)                                   1,790        1,797,267
   Ser A CPI Bd Mandatory Put 10/01/07
   5.486%, 10/01/15(a)                                   6,070        6,094,644
Overoaks CDD
   Capital Impt Rev Ser B
   5.125%, 5/01/09                                       3,365        3,368,163
Palm Beach Cnty Solid Waste Auth
   Ser A AMBAC Escrowed to Maturity
   6.00%, 10/01/09                                       4,305        4,561,886
Parkway Center CDD
   Spl Assmt Ref Ser B
   5.625%, 5/01/14                                       5,385        5,416,448
Paseo CDD
   Spl Assmt
   5.00%, 2/01/11                                        2,705        2,702,728
Paseo CDD Capital Impt Rev
   Ser B
   4.875%, 5/01/10                                       5,410        5,323,710
Reunion East CDD
   Spl Assmt Ser B
   5.90%, 11/01/07                                         290          290,081
Saddlebrook CDD
   Spl Assmt Ser B
   6.25%, 5/01/09                                           20           20,281
Sandy Creek CDD
   Spl Assmt Ser B
   5.00%, 11/01/10                                       1,920        1,902,566
Sarasota Cnty Util Sys Rev
   Ref Ser C FGIC
   5.25%, 10/01/21                                       2,000        2,105,060
Seven Oaks CDD II
   Spl Assmt Rev Ser B
   5.00%, 5/01/09                                        2,580        2,572,389
Shingle Creek
   BANS
   5.125%, 8/01/06                                       3,860        3,860,502
South Bay CDD Capital Impt Rev
   Ser B-1
   5.125%, 11/01/09                                      1,175        1,173,143
   Ser B-2
   5.375%, 5/01/13                                       2,900        2,901,537
Stoneybrook CDD
   Capital Impt Rev Ser B
   5.70%, 5/01/08                                          110          110,099


--------------------------------------------------------------------------------
9 o SCB DIVERSIFIED MUNICIPAL PORTFOLIO

                                                       Principal
                                                     Amount (000)   U.S. $ Value
--------------------------------------------------------------------------------
Sunrise Util Sys Rev
   AMBAC
   5.50%, 10/01/13                                      $2,445      $  2,635,074
Tampa Hillsborough Cnty Express Parkway
   AMBAC
   5.00%, 7/01/12                                        8,575         9,022,786
Tampa Occupational License Tax
   Ref Ser A FGIC
   5.375%, 10/01/17-10/01/18                             8,110         8,629,412
Tampa Wtr & Swr Rev
   Ref Ser A
   5.25%, 10/01/18                                       1,160         1,229,902
Tern Bay CDD
   Capital Impt Rev Ser B
   5.00%, 5/01/15                                        2,665         2,640,908
The Quarry CDD
   Spl Assmt
   5.25%, 5/01/16                                        1,050         1,038,167
   Spl Assmt Ser A-2
   5.25%, 5/01/36                                        9,605         9,494,446
Venetian CDD
   Capital Impt Ser B
   5.95%, 5/01/12                                          730           750,871
Verano Ctr CDD
   Cmnty Infrastructure Proj Ser B
   5.00%, 11/01/13                                       3,300         3,263,832
Villages of Westport CDD Capital Impt Rev
   Ser A
   5.125%, 5/01/15                                       2,520         2,493,238
Waterchase CDD
   Capital Impt Rev Ser B
   5.90%, 5/01/08                                           95            95,085
Westchester CDD No.1
   Spl Assmt
   6.00%, 5/01/23                                        4,840         5,029,486
                                                                    ------------
                                                                     265,486,026
                                                                    ------------
Georgia-1.0%
Cobb Cnty Dev Auth SWDR
   Georgia Waste Mgmt Proj Ser A
   3.10%, 4/01/33(a)                                     1,895         1,876,997
Georgia State
   Ser A
   6.25%, 4/01/08                                        2,600         2,707,640
   Ser B
   6.00%, 3/01/12                                        1,000         1,105,560
   Ser C
   6.25%, 8/01/10                                        1,490         1,625,218


--------------------------------------------------------------------------------
                                        SCB DIVERSIFIED MUNICIPAL PORTFOLIO o 10

                                                      Principal
                                                     Amount (000)   U.S. $ Value
--------------------------------------------------------------------------------
   Ser D
   6.70%, 8/01/08                                       $ 1,770     $  1,872,979
Metropolitan Atlanta Rapid Transit Auth
   Ref Third Indenture Ser A
   5.00%, 7/01/13                                         9,820       10,382,686
   Sales Tax Rev Ref Third Indenture Ser A FGIC
   5.00%, 7/01/12                                         1,700        1,792,463
   Sales Tax Rev Second Indenture Ser B MBIA
   5.10%, 7/01/20                                        11,000       11,377,410
Municipal Elec Auth
   Unrefunded Balance Combustion Turbine Proj
   Ser A
   MBIA
   5.25%, 11/01/21                                        3,000        3,164,190
                                                                    ------------
                                                                      35,905,143
                                                                    ------------
Guam-0.3%
Guam Wtrwrks Auth Wtr & Wastewtr Sys Rev
   5.00%, 7/01/10-7/01/13                                 3,385        3,405,670
Guam Wtrworks Auth COP
   Prerefunded 7/01/10 @ 100
   5.18%, 7/01/15                                         7,742        7,951,274
                                                                    ------------
                                                                      11,356,944
                                                                    ------------
Hawaii-3.1%
Hawaii State
   Ref Ser DG AMBAC
   5.00%, 7/01/11-7/01/14                                95,550      100,758,900
   Ser CN FGIC
   Escrowed To Maturity
   6.00%, 3/01/09                                           105          110,527
   Ser CX FSA
    Prerefunded 2/01/12 @ 100
   5.50%, 2/01/17-2/01/21                                 5,480        5,860,967
   Unrefunded Balance Ser CN FGIC
    6.00%, 3/01/09                                        2,560        2,695,398
   Unrefunded Balance Ser CX FSA
    5.50%, 2/01/17                                        4,055        4,315,372
                                                                    ------------
                                                                     113,741,164
                                                                    ------------
Illinois-4.5%
Bolingbrook Sales Tax Rev
   5.75%, 1/01/15                                         4,000        3,695,240
Chicago
   GO FGIC
    Escrowed to Maturity
   5.50%, 1/01/07                                         4,775        4,815,731
   Kingsbury Redev Proj Ser A


--------------------------------------------------------------------------------
11 o SCB DIVERSIFIED MUNICIPAL PORTFOLIO

                                                       Principal
                                                     Amount (000)   U.S. $ Value
--------------------------------------------------------------------------------
   6.57%, 2/15/13                                       $2,000       $2,053,600
   Ref Ser A FSA
   5.00%, 1/01/12                                        5,760        6,026,746
   Ser A FGIC
   Prerefunded 7/01/10 @ 101
   6.75%, 1/01/35                                        2,310        2,565,232
Chicago Brd of Ed
   Lease Certificates Ser A MBIA
   6.25%, 1/01/11                                        1,760        1,920,389
Chicago Hsg Auth Capital Program Rev
   5.00%, 7/01/07                                        3,100        3,138,347
Chicago O'Hare Int'l Arpt Rev
   General Arpt Second Lien Ser A AMBAC
   Escrowed to Maturity
   6.00%, 1/01/07                                        4,250        4,293,350
   Second Lien-Ser C MBIA
   5.00%, 1/01/10                                        1,890        1,949,686
   5.75%, 1/01/09                                        1,675        1,745,316
   Unrefunded General Arpt Second Lien Ser A AMBAC
   6.00%, 1/01/07                                        1,860        1,878,154
Chicago Park Dist Harbor Facs Rev
   Prerefunded 1/01/11 @ 100
   5.875%, 1/01/13-1/01/15                               5,735        6,160,365
Chicago Pub Bldg Commission Bldg Rev
   Chicago Transit Auth AMBAC
    5.00%, 3/01/09                                       1,180        1,211,459
    5.25%, 3/01/21                                       4,000        4,198,720
Chicago Pub Bldg Commission Rev
   Chicago Park Dist Ser A FGIC
   5.375%, 1/01/13                                       2,510        2,613,638
Chicago SFMR
   Ser A FNMA GNMA
   6.35%, 10/01/30                                         145          149,462
Chicago Transit Auth Capital Grant Receipts Rev
   Federal Transit Administration Section 5307
   Ser A
   AMBAC
   5.25%, 6/01/10                                        4,570        4,779,397
   Federal Transit Administration Section 5307
   Ser B
   AMBAC
   5.00%, 6/01/09                                        2,000        2,058,100
Cook Cnty
   MBIA
   Escrowed to Maturity
   7.25%, 11/01/07                                         690          701,371


--------------------------------------------------------------------------------
                                        SCB DIVERSIFIED MUNICIPAL PORTFOLIO o 12

                                                       Principal
                                                     Amount (000)   U.S. $ Value
--------------------------------------------------------------------------------
Cortland Spl Tax Rev
   Sheaffer Sys Proj
   5.50%, 3/01/17                                       $ 3,170      $ 3,159,285
Du Page Cnty
   Jail Proj
   5.60%, 1/01/21                                         6,735        7,394,087
   Stormwater Proj
   5.60%, 1/01/21                                         1,920        2,107,891
   Wtr Commission Ref
   5.25%, 3/01/09-3/01/10                                11,910       12,370,115
Illinois Dev Fin Auth
   Adventist Hlth Sys Ser B CPI Bd MBIA
   4.409%, 1/01/19(a)                                     5,730        6,326,321
Illinois Ed Facs Auth Rev
   Loyola Univ Chicago Ser A
   Escrowed to Maturity
   7.00%, 7/01/07                                         1,000        1,015,220
Illinois State Dedicated Tax Rev Civic Ctr
   AMBAC
   6.25%, 12/15/20                                        3,135        3,606,598
Illinois State GO
   First Ser MBIA
   5.25%, 4/01/11-10/01/21                                8,240        8,687,094
   Prerefunded 12/01/10 @ 100
   5.75%, 12/01/13                                        2,390        2,566,191
   Ref First Ser FSA
   5.25%, 4/01/09                                         1,045        1,082,035
   Ser A FSA-CR
   5.25%, 10/01/13                                        7,785        8,340,148
   Ser April 2005
   5.00%, 4/01/14                                         5,000        5,278,450
   Ser April 2005 AMBAC
   5.00%, 4/01/11                                         1,470        1,534,695
   Ser B MBIA IBC
   5.00%, 3/01/15                                         5,000        5,252,550
   Ser June 2006 Ref
   5.00%, 1/01/13                                         1,510        1,586,708
   Ser September 2005 FSA
   5.00%, 9/01/14                                         5,550        5,861,410
Illinois State Sales Tax Rev
   Ser Q
   6.00%, 6/15/12                                         3,225        3,473,551
   Ser U
   5.00%, 6/15/09                                         1,150        1,150,667
McLean Cnty Pub Bldg Commission
   7.25%, 11/01/07                                        2,000        2,086,520


--------------------------------------------------------------------------------
13 o SCB DIVERSIFIED MUNICIPAL PORTFOLIO

                                                       Principal
                                                     Amount (000)   U.S. $ Value
--------------------------------------------------------------------------------
Metropolitan Pier & Exposition Auth
   Dedicated State Tax Rev McCormick Place Ser A
   MBIA
   5.25%, 6/15/09                                       $7,000      $  7,254,170
Pingree Grove Spl Svc Area No. 1
   CamBrdg Lakes Proj Ser 05-1
   5.25%, 3/01/15                                        2,759         2,734,886
Regional Transp Auth
   Ref Ser B FGIC
   5.50%, 6/01/17                                        1,025         1,128,299
   Ser C FGIC
   7.75%, 6/01/20                                        1,005         1,311,847
Sangamon Cnty Sch Dist No. 186
   FGIC
   5.55%, 1/01/08                                        1,465         1,476,866
Springfield Arpt Auth
   Garrett Aviation Svcs Proj
   4.40%, 2/01/08                                        6,100         6,131,964
St. Clair Cnty
   FGIC
   5.625%, 10/01/13                                      3,410         3,638,538
University of Illinois COP
   Ser A AMBAC
   Prerefunded 8/15/11 @ 100
   5.50%, 8/15/18                                        2,340         2,506,187
                                                                    ------------
                                                                     165,016,596
                                                                    ------------
Indiana-1.4%
Allen Cnty Juvenile Justice Ctr
   First Mortgage Rev AMBAC
   5.50%, 1/01/18                                        1,575         1,689,329
Dyer Redev Auth Eco Dev Lease
   6.55%, 7/15/20                                        2,720         2,944,726
   6.875%, 7/15/14                                       1,755         1,916,109
Indiana Bd Bank Rev
   Ser B
   5.00%, 2/01/08                                        2,000         2,035,560
Indiana Hlth Fac Fin Auth Rev
   Ascension Hlth Subordinated Credit Ser A
   5.00%, 5/01/07                                        3,455         3,485,439
Indiana State Fin Auth Rev
   St Revolving PG Ser A
   5.00%, 2/01/14                                        4,255         4,487,749
   St Revolving Prog Ser A
   5.00%, 2/01/13-2/01/14                                7,860         8,285,309


--------------------------------------------------------------------------------
                                        SCB DIVERSIFIED MUNICIPAL PORTFOLIO o 14

                                                       Principal
                                                     Amount (000)   U.S. $ Value
--------------------------------------------------------------------------------
Indiana State Transp Fin Auth Arpt Facs Lease Rev
   Ser A AMBAC
   6.00%, 11/01/09                                      $ 1,370      $ 1,459,119
Indianapolis Gas Util Rev
   Ref Distribution Sys Ser A AMBAC
   5.75%, 8/15/08                                         2,275        2,363,020
Indianapolis Local Pub Impt Bd Bank
   Ser B
   5.00%, 2/01/10                                         1,020        1,040,012
   6.00%, 1/10/13                                         5,325        5,719,689
   WtrWks Proj Ser A
   5.25%, 7/01/33                                        10,765       11,486,793
Indianapolis Res Recov Rev
   Ogden Martin Sys Inc. Proj AMBAC
   6.75%, 12/01/08                                        2,750        2,876,528
Ivy Tech State College
   Student Fee Ser G AMBAC
   5.00%, 7/01/08                                         1,000        1,021,400
                                                                     -----------
                                                                      50,810,782
                                                                     -----------
Kansas-0.3%
Kansas State Dept Transp Hwy
   Ref Ser A
   5.00%, 9/01/11                                         5,645        5,923,976
Munimae Trust
   Certificate Class A-5 FHLMC
   4.80%, 7/14/26                                         2,125        2,123,576
Sedgwick & Shawnee Counties
   Single-Family Rev GNMA Mortgage-Backed
   Securities Program Ser A-1 AMT
   6.50%, 12/01/22(a)                                       315          322,239
Wyandotte Cnty Kansas City Unified Government Spl
   Oblig Rev  Ref Sales Tax 2nd Lien Area Ser B
   4.75%, 12/01/16                                        1,565        1,576,753
                                                                     -----------
                                                                       9,946,544
                                                                     -----------
Kentucky-0.2%
Kentucky Eco Dev Fin Auth Rev
   Catholic Hlth Initiatives Ser A
   5.375%, 12/01/11                                       1,240        1,280,548
Kentucky State Property & Bldg Commission
   Proj No. 76 AMBAC Ref
   5.50%, 8/01/20                                         4,000        4,462,240
                                                                     -----------
                                                                       5,742,788
                                                                     -----------


--------------------------------------------------------------------------------
15 o SCB DIVERSIFIED MUNICIPAL PORTFOLIO

                                                       Principal
                                                     Amount (000)   U.S. $ Value
--------------------------------------------------------------------------------
Louisiana-0.4%
Jefferson Parish Home Mortgage Rev
   FNMA & GNMA Mortgage-Backed Securities Ser C-1
   AMT
   5.40%, 12/01/24                                      $   380      $   384,051
Louisiana Local Government
   Env Facs & Cmnty Dev Auth Rev Air Cargo
   6.65%, 1/01/25                                           830          870,629
Louisiana State Citizens Property Insurance Corp.
   Assmt Rev Ser B
   5.25%, 6/01/14                                         1,650        1,759,708
Louisiana State Office Facs Corp. Lease Rev
   Capitol Complex Program Ser A MBIA
   5.50%, 3/01/11                                         2,000        2,095,260
New Orleans
   Ref MBIA
   5.25%, 12/01/20                                        5,845        6,113,928
Terrebonne Parish Wtrwrks Dist No. 001 Wtr Rev
   Wtr Rev Ser A AMBAC
   5.25%, 11/01/23                                        2,000        2,103,000
                                                                     -----------
                                                                      13,326,576
                                                                     -----------
Maryland-2.6%
Maryland State
   Ref State & Local Facs Loan-1st Ser B
    5.25%, 2/15/12                                       50,285       53,751,145
   State & Local Facs Loan First Ser
   5.00%, 8/01/11                                        11,360       11,950,834
Montgomery Cnty
   Pub Impt Ser A
   5.00%, 2/01/16                                         2,965        3,138,482
Tax Exempt Mun Infra Impt Trust
   Certificates Ser 2004C Class A
   4.05%, 11/01/08(b)                                     5,574        5,406,947
Tax Exempt Municipal Infrastructure
   Ser 04A
   3.80%, 5/01/08(b)                                     18,816       18,587,386
                                                                     -----------
                                                                      92,834,794
                                                                     -----------
Massachusetts-7.4%
Haverhill
   GO FGIC
   6.00%, 6/15/08                                         1,095        1,128,540
Massachusetts Bay Transp Auth
   Ref Ser A MBIA
   7.00%, 3/01/10                                         9,615       10,585,634
   Sales Tax Rev Ref Senior Ser B


--------------------------------------------------------------------------------
                                        SCB DIVERSIFIED MUNICIPAL PORTFOLIO o 16

                                                       Principal
                                                     Amount (000)   U.S. $ Value
--------------------------------------------------------------------------------
   5.00%, 7/01/11                                       $ 2,385      $ 2,489,630
   Sales Tax Rev Ser A
   Prerefunded 07/01/2012 @ 100
   5.25%, 7/01/20                                         3,600        3,821,688
   Ser A
    5.50%, 3/01/12                                        3,780        3,966,543
    5.75%, 3/01/10                                        2,255        2,392,465
Massachusetts Port Auth Rev
   Ser B FSA
   5.50%, 7/01/09                                         1,780        1,848,850
Massachusetts State
   Cons Loan Ser A
   5.00%, 8/01/12                                         9,640       10,122,868
   6.00%, 2/01/10                                         6,315        6,746,188
   Cons Loan Ser B
   5.00%, 8/01/12                                        17,400       18,271,566
   Prerefunded 6/01/10 @ 100
   5.70%, 6/01/19                                         3,480        3,703,312
   Cons Loan Ser C
   5.00%, 5/01/12                                         8,015        8,405,811
   Prerefunded 8/01/08 @ 101
   5.25%, 12/01/08-8/01/11                                8,070        8,336,778
   5.50%, 12/01/11                                        2,060        2,206,651
   Cons Loan Ser C FGIC
   5.50%, 11/01/13-11/01/14                              38,840       42,334,212
   Cons Loan Ser D
   5.00%, 5/01/14                                        10,340       10,885,849
   Prerefunded 8/01/12 @ 100
   5.375%, 8/01/22                                          110          117,709
   5.50%, 11/01/12                                       20,050       21,678,661
   Cons Loan Ser D MBIA
   Prerefunded 8/01/12 @ 100
   5.375%, 8/01/22                                        2,495        2,669,850
   Cons Loan Ser E
   5.50%, 1/01/09                                         3,890        4,037,042
   Ref Ser A
   5.50%, 1/01/10                                        14,010       14,720,027
   Ref Ser A MBIA
   5.50%, 2/01/10-2/01/11                                36,215       38,224,392
   Ser A
   5.50%, 1/01/11                                         1,255        1,332,132
   Wtr Poll Abatement Ser B
   Escrowed to Maturity
   5.25%, 8/01/14                                           950        1,022,361
Massachusetts State Consolidated Loan
   Ser C
   Prerefunded 12/01/11 @ 100
   5.375%, 12/01/18                                      11,870       12,625,882


--------------------------------------------------------------------------------
17 o SCB DIVERSIFIED MUNICIPAL PORTFOLIO

                                                       Principal
                                                     Amount (000)   U.S. $ Value
--------------------------------------------------------------------------------
   Prerefunded 10/01/10 @ 100
   5.75%, 10/01/14                                      $ 3,325     $  3,554,791
Massachusetts State Hlth & Ed Facs Auth Rev
   Harvard Univ Ser N
   6.25%, 4/01/20                                         2,820        3,369,477
   New England Med Ctr Hosp Ser H FGIC
   5.00%, 5/15/07-5/15/08                                 2,000        2,028,530
Massachusetts Wtr Poll Abatement Trust
   New Bedford Program Ser A
   5.125%, 2/01/16                                        3,460        3,594,767
   Pool Program Bds Ser 7
   5.25%, 2/01/10                                         2,200        2,295,766
   Ser B
    5.25%, 8/01/14                                           55           59,267
University of Massachusetts Bldg Auth
   Ref Senior Ser 2 AMBAC
   5.00%, 11/01/18                                       18,690       19,538,713
                                                                    ------------
                                                                     268,115,952
                                                                    ------------
Michigan-2.1%
Berkley City Sch Dist
   FGIC
   7.00%, 1/01/08                                         1,000        1,045,220
Detroit City Sch Dist
   Sch Bldg & Site Impt Ser A FGIC Q-SBLF
   Prerefunded 5/01/13 @ 100
   5.00%, 5/01/32                                         1,295        1,366,808
   Ser A AMBAC
   6.50%, 5/01/10                                         1,065        1,157,975
Detroit Sewage Disposal Rev
   Ser A
   Prerefunded 1/01/10 @ 101
   6.00%, 7/01/29                                         3,105        3,325,952
   Ser B MBIA
   6.00%, 7/01/10                                         2,510        2,697,095
Detroit Wtr Supply Sys Rev
   Senior Lien Ser A FGIC
   Prerefunded 1/01/10 @ 101
   5.875%, 7/01/22                                        3,475        3,719,987
Grand Rapids Wtr Supply Sys Rev
   FGIC
   5.75%, 1/01/12                                         2,100        2,252,208
Lansing Cmnty College
   FGIC
   5.50%, 5/01/16                                         3,515        3,789,908
Michigan Mun Bd Auth Rev
   Clean Wtr State Revolving Fund


--------------------------------------------------------------------------------
                                        SCB DIVERSIFIED MUNICIPAL PORTFOLIO o 18

                                                       Principal
                                                     Amount (000)   U.S. $ Value
--------------------------------------------------------------------------------
   5.25%, 10/01/19                                      $4,500       $ 4,733,865
   5.375%, 10/01/21                                      4,325         4,625,458
   Prerefunded 10/01/09 @ 101
   5.625%, 10/01/11                                      1,270         1,347,521
   Prerefunded 10/01/09 @ 101
   5.75%, 10/01/14                                       3,745         3,987,713
   Ref Sch Loan Ser A
   5.25%, 12/01/10                                       5,215         5,484,146
Michigan Pub Pwr Agy
   Ref Belle River Proj Ser A MBIA
   5.25%, 1/01/10                                        9,065         9,448,268
Michigan State Comprehensive Transp
   Ser B FSA
   5.00%, 5/15/07                                        1,000         1,010,080
Michigan State COP
   New Ctr Dev Inc. MBIA
   5.375%, 9/01/19                                       4,775         5,077,735
Michigan State Trunk Line
   Ref Ser B
   5.00%, 9/01/13                                        2,055         2,169,854
   Ref Ser B FSA
   5.00%, 9/01/11                                        5,000         5,240,000
   Ser 2006 FGIC
   5.25%, 11/01/13(c)                                    5,000         5,353,600
   Ser A FSA
    Prerefunded 11/01/11 @ 100
   5.50%, 11/01/18                                       1,110         1,188,999
Walled Lake Consolidated Sch Dist
   MBIA
   6.00%, 5/01/07                                        2,000         2,035,200
   Q-SBLF
   5.75%, 5/01/13                                        2,000         2,125,620
Wayne Cnty Cmnty College
   Cmnty College Impt FGIC
   5.00%, 7/01/08                                        1,925         1,968,043
                                                                     -----------
                                                                      75,151,255
                                                                     -----------
Minnesota-0.4%
Minnesota Pub Facs Auth Wtr PCR
   Ref Ser D
   5.00%, 3/01/11                                        5,155         5,391,666
Minnesota State Hsg Fin Agy
   Residential Hsg Ser L-2
   2.35%, 1/01/31                                        2,420         2,403,278
Minnesota State Mun Pwr Agy Elec Rev
   4.50%, 10/01/12                                       2,395         2,439,188
Saint Paul Hsg & Redev Auth Hosp Rev
   Healtheast Proj


--------------------------------------------------------------------------------
19 o SCB DIVERSIFIED MUNICIPAL PORTFOLIO

                                                       Principal
                                                     Amount (000)   U.S. $ Value
--------------------------------------------------------------------------------
   5.15%, 11/15/20                                      $ 2,770      $ 2,814,375
   5.75%, 11/15/21                                        1,750        1,853,390
                                                                     -----------
                                                                      14,901,897
                                                                     -----------
Missouri-0.4%
Jackson Cnty Pub Bldg  Corp. Leasehold Rev
   Capital Impts Proj
   5.00%, 12/01/25                                        1,955        1,991,167
Kansas City Mun Assistance Corp Rev
   Leasehold Ref & Impt Ser A
   5.00%, 4/15/13                                         7,215        7,599,632
Missouri State Hsg Dev Commission
   FNMA & GNMA Mortgage Rev Single-Family Ser
   B-2 AMT
   6.40%, 9/01/29                                           450          458,577
Saint Louis Arpt Rev
   Arpt Dev Program Ser A MBIA
   Prerefunded 7/01/11 @ 100
   5.625%, 7/01/18-7/01/19                                4,895        5,262,761
                                                                     -----------
                                                                      15,312,137
                                                                     -----------
Nebraska-0.3%
Nebraska Pub Pwr Dist Rev
   General Ser B MBIA
   5.00%, 1/01/11                                        10,755       11,192,621
                                                                     -----------
Nevada-2.0%
Clark Cnty
   Ref Transp Ser A FSA
   5.00%, 6/01/12                                         8,695        9,115,229
   Ref Transp Ser B FSA
   5.00%, 6/01/12                                         6,955        7,291,135
   Ser A AMBAC
   6.50%, 6/01/17                                         1,760        2,062,263
   Spl Impt Dist No. 142
   5.00%, 8/01/10                                         3,485        3,591,118
   5.30%, 8/01/11                                         1,605        1,654,225
Clark Cnty Impt Dist
   Summerlin No. 151
   3.50%, 8/01/07                                           845          838,257
   3.95%, 8/01/09                                           470          461,070
   4.40%, 8/01/12                                           180          175,779
Clark Cnty PCR
   Southern California Ser C
   3.25%, 6/01/31(a)                                      1,175        1,135,156
Clark Cnty Sch Dist
   Ref FSA
   5.50%, 6/15/12                                        13,425       14,428,787
   Ref Ser A FGIC
   5.25%, 6/15/14                                         5,505        5,884,129


--------------------------------------------------------------------------------
                                        SCB DIVERSIFIED MUNICIPAL PORTFOLIO o 20

                                                       Principal
                                                     Amount (000)   U.S. $ Value
--------------------------------------------------------------------------------
   Ser C FSA
   5.25%, 6/15/13                                       $ 8,800      $ 9,383,880
Henderson Local Impt Dist
   No. T-14
   4.35%, 3/01/09                                         2,210        2,198,950
   No. T-16
   4.75%, 3/01/13                                         1,000          991,250
Las Vegas Spl Impt Dist
   No. 607 Local Impt Bds
   4.30%, 6/01/08                                         1,655        1,646,543
   5.15%, 6/01/11                                         2,055        2,063,015
   No. 808 Summerlin Area Local Impt Bds
   5.50%, 6/01/07                                         1,015        1,028,601
Washoe Cnty Sch Dist
   Ser 1998 FGIC
   Prerefunded 12/01/08 @ 100
   5.25%, 6/01/14                                         1,555        1,605,895
   Ser 2002 Ref FSA
   5.00%, 8/01/07                                         5,775        5,847,996
                                                                     -----------
                                                                      71,403,278
                                                                     -----------
New Hampshire-0.4%
Manchester Hsg & Redev Auth Rev
   Ser A ACA
   6.75%, 1/01/13-1/01/15                                 6,155        6,621,876
New Hampshire Hlth & Ed Facs  Fin Auth
   Univ Sys of AMBAC
   5.375%, 7/01/20                                        7,090        7,530,715
                                                                     -----------
                                                                      14,152,591
                                                                     -----------
New Jersey-6.9%
Garden St Pres Tr
   Open Space & Farmland FSA Ser 05A
   5.80%, 11/01/17                                        2,325        2,597,885
Jersey City
   Ser A
   6.00%, 10/01/07                                        2,620        2,688,775
New Jersey Eco Dev Auth
   Cigarette Tax Rev FGIC
   5.00%, 6/15/09                                         3,655        3,758,473
New Jersey Eco Dev Auth Market
   Transition Facs Rev Senior Lien Ser A MBIA
   5.00%, 7/01/09                                         3,790        3,909,650
New Jersey Eco Dev Auth Market Transition Fac Rev
   Senior Lien Ser A MBIA
   5.00%, 7/01/11                                        11,705       12,223,883
New Jersey Eco Dev Auth Rev
   Cigarette Tax FGIC


--------------------------------------------------------------------------------
21 o SCB DIVERSIFIED MUNICIPAL PORTFOLIO

                                                       Principal
                                                     Amount (000)   U.S. $ Value
--------------------------------------------------------------------------------

   5.00%, 6/15/10-6/15/11                               $17,140      $17,770,895
   Cigarette Tax FSA
   5.00%, 6/15/09-6/15/10                                 6,095        6,291,734
   Prerefunded Sch Facs Constr Ser C MBIA
   Escrowed to Maturity
   5.00%, 6/15/09                                           245          252,485
   Sch Facs Constr Ser C MBIA
   Prerefunded 6/15/12 @ 100
   5.00%, 6/15/09-6/15/15                                 7,330        7,649,391
   Sch Facs Constr Ser G MBIA
   5.00%, 9/01/13                                        20,445       21,548,825
New Jersey Environmental Infra Trust
   WasteWtr Treatment AMBAC
   5.00%, 3/01/08                                         1,000        1,019,160
New Jersey Healthcare Facs  Fin Auth Rev
   Jersey City Med Ctr AMBAC FHA
   4.80%, 8/01/21                                           640          644,454
New Jersey State
   GO
   5.50%, 2/01/10                                         1,110        1,167,853
   Ref Ser N AMBAC
   5.25%, 7/15/11                                         6,000        6,357,900
New Jersey State COP
   Equipment Lease Purchase Ser A
   5.00%, 6/15/07(d)                                      9,135        9,230,187
New Jersey State Transp Trust Fund Auth
   GABS Ser A FGIC
   5.00%, 6/15/13-6/15/14                                11,520       12,130,828
   Ser B MBIA
   5.25%, 12/15/14                                       17,640       18,879,916
   Ser C AMBAC
   5.25%, 12/15/08                                       11,960       12,326,694
   Transp Sys Ser A AMBAC
   5.50%, 12/15/13                                        7,290        7,894,924
   Transp Sys Ser A MBIA
   5.25%, 12/15/11-12/15/13                              35,905       38,232,458
   Transp Sys Ser B MBIA
   5.00%, 12/15/21                                        3,000        3,152,820
   5.25%, 12/15/13                                       11,290       12,048,011
   Transp Sys Ser C
   Prerefunded 6/15/13 @ 100
   5.50%, 6/15/21                                         3,275        3,557,698
   Transp Sys Ser C FSA
   5.50%, 12/15/10-12/15/11                              12,640       13,474,299
   5.75%, 12/15/12                                        5,000        5,456,850
New Jersey State Turnpike Auth Rev
   Ser A AMBAC
   3.15%, 1/01/35                                         9,495        9,152,230


--------------------------------------------------------------------------------
                                        SCB DIVERSIFIED MUNICIPAL PORTFOLIO o 22

                                                       Principal
                                                     Amount (000)   U.S. $ Value
--------------------------------------------------------------------------------
   Ser A MBIA
   5.50%, 1/01/09                                       $ 1,210     $  1,256,319
   Unrefunded Balance Ser A MBIA
   6.00%, 1/01/11                                        14,175       15,352,801
                                                                    ------------
                                                                     250,027,398
                                                                    ------------
New York-8.7%
Long Island Pwr Auth Elec Sys Rev
   Ser A
   5.00%, 6/01/07-6/01/08                                13,115       13,294,193
MTA Commuter Facs Rev
   Ser C-2 FGIC
   Escrowed to Maturity
   6.00%, 7/01/07                                         2,030        2,074,599
MTA Dedicated Tax Fund
   Ser A FGIC
   Prerefunded 10/01/15 @ 100
   5.00%, 4/01/23                                         2,835        3,013,662
New York City
   Ser B
   5.00%, 8/01/10                                        14,235       14,731,802
   5.25%, 8/01/09                                         8,500        8,801,325
   Ser D FGIC
   6.00%, 8/01/08                                         2,095        2,184,561
   Ser G
   5.00%, 8/01/09-8/01/12                                32,185       33,509,012
   Ser H
   5.00%, 8/01/11                                         3,330        3,462,734
   Ser I
   5.00%, 8/01/09                                         3,735        3,840,701
   5.875%, 3/15/13                                          100          101,729
   Ser N
   5.00%, 8/01/12                                         2,020        2,109,021
New York City GO
   Ser I
   5.00%, 8/01/10                                         4,520        4,677,748
New York City TFA
   Future Tax Secured Ser B
   5.00%, 8/01/11                                         4,900        5,136,425
   Ser A-1
   4.50%, 11/01/06                                        4,755        4,766,840
   Ser C
   5.00%, 2/15/10                                         7,890        8,181,851
   Ser D MBIA
   5.25%, 2/01/20                                         2,360        2,482,909
   Ser E
   5.00%, 2/01/10                                         3,775        3,913,278
   Ser E MBIA
   5.25%, 2/01/21-2/01/22                                 7,445        7,811,555


--------------------------------------------------------------------------------
23 o SCB DIVERSIFIED MUNICIPAL PORTFOLIO

                                                      Principal
                                                     Amount (000)   U.S. $ Value
--------------------------------------------------------------------------------
   SubSer D-1
   5.00%, 11/01/08                                     $20,570     $21,121,276
   Tax Secured Ref Ser B
   5.25%, 2/01/29(a)                                     1,140       1,194,572
New York State Dorm Auth
   City Univ Ser A
   5.75%, 7/01/07-7/01/13                                2,280       2,390,934
   Hlth Facs Ser 1 FSA
   5.125%, 1/15/13                                       2,085       2,160,164
   Mental Hlth Ser D MBIA
   5.25%, 2/15/13                                        1,195       1,236,837
   New York Univ Ser A MBIA
   6.00%, 7/01/18                                        2,865       3,302,915
   Sch Dist Rev Fin Ser E MBIA
   5.50%, 10/01/08                                       3,820       3,957,711
New York State Dorm Auth Rev
   Mental Hlth Facs  Impt Ser B
   5.00%, 2/15/10                                         2,160       2,226,701
New York State Twy Auth
   Personal Income Tax Rev Ser 2005 A FSA
   5.00%, 3/15/18                                        7,860       8,214,407
   Second Gen Hwy and Brdg Trust Fund Ser B FSA
   5.00%, 4/01/14                                       28,150      29,755,957
New York State Twy Auth Hwy & Brdg Trust Fund
   Ref Ser C MBIA
   5.25%, 4/01/11                                       15,310      16,174,709
   Second Gen Ser B FGIC
   5.00%, 4/01/13                                        6,760       7,130,786
   Second Gen Ser B FSA
   5.00%, 4/01/15                                        8,470       8,960,667
   Second General Ser B FSA
   5.00%, 4/01/08-4/01/10                               18,825      19,401,478
   Ser A MBIA
   5.00%, 4/01/09-4/01/21                               18,745      19,306,699
New York State Twy Auth Svc Contract Rev
   Local Hwy & Brdg Ser A
   5.00%, 3/15/08                                         7,570       7,719,583
New York State Urban Dev Corp. Correctional &
   Youth Facs Svc Contract
   Ser A
   5.00%, 1/01/27                                         3,020       3,089,339
Tobacco Settlement Fin Corp.
   New York Tobacco Asset-Backed Bds Ser A-1
    5.00%, 6/01/08                                        7,240       7,395,081
   Tobacco Asset-Backed Bds Ser A-1


--------------------------------------------------------------------------------
                                        SCB DIVERSIFIED MUNICIPAL PORTFOLIO o 24

                                                       Principal
                                                     Amount (000)   U.S. $ Value
--------------------------------------------------------------------------------

   5.25%, 6/01/12                                       $ 8,650     $  8,659,948
   Tobacco Settlement Asset-Backed Ser A-1
   5.00%, 6/01/11                                         1,740        1,742,001
   Tobacco Settlement Asset-Backed Ser C-1
   5.50%, 6/01/14                                        16,540       17,185,391
                                                                    ------------
                                                                     316,421,101
                                                                    ------------
North Carolina-2.2%
Charlotte COP
   Equipment Acquisition Proj Ser B
   5.00%, 3/01/09                                         5,000        5,130,750
North Carolina Eastern Mun Pwr Agy Pwr Sys
   Rev Ser B ACA
   6.125%, 1/01/09                                        2,105        2,202,735
North Carolina Eastern Mun Pwr Agy Pwr Sys Rev
   Ref Ser A
   5.50%, 1/01/11                                         3,660        3,838,974
   Ref Ser C
   5.25%, 1/01/11                                         2,765        2,872,254
   Ser A
   Prerefunded 1/01/22 @ 100
   6.00%, 1/01/26                                         1,720        2,030,924
   Ser B
   5.70%, 1/01/17                                         1,880        1,981,182
   6.125%, 1/01/09                                        3,910        4,085,911
   Ser D
   6.45%, 1/01/14                                           630          678,422
North Carolina Infra Fin Corp. COP
   Capital Impt Ser A
   5.00%, 2/01/13                                         4,295        4,502,921
North Carolina Mun Pwr Agy No. 1
   Catawba Elec Rev
   Escrowed to Maturity
   5.50%, 1/01/13                                         4,170        4,458,898
   Catawba Elec Rev Ser A
   5.50%, 1/01/12-1/01/13                                13,680       14,436,511
North Carolina State
   Pub Impt Ser A
   5.25%, 3/01/13                                         5,000        5,361,650
   5.50%, 3/01/11                                        18,510       19,782,377
   Pub Impt Ser B
   5.00%, 4/01/13                                         6,635        7,023,015
                                                                    ------------
                                                                      78,386,524
                                                                    ------------
Ohio-2.4%
Beachwood City Sch Dist
   Ref & Impt
   5.50%, 12/01/21                                        2,160        2,318,630


--------------------------------------------------------------------------------
25 o SCB DIVERSIFIED MUNICIPAL PORTFOLIO

                                                       Principal
                                                     Amount (000)   U.S. $ Value
--------------------------------------------------------------------------------
Cuyahoga Cnty Hosp Facs Rev
   Canton Inc. Proj
   6.75%, 1/01/10                                       $ 1,725      $ 1,791,395
Hamilton Cnty Sales Tax
   Sub Ser B AMBAC
   5.75%, 12/01/12-12/01/13                               6,455        6,904,984
Hilliard Sch Dist
   Ref Sch Constr MBIA
   5.00%, 12/01/25                                        2,810        2,894,890
Montgomery Cnty Hosp Rev
   Grandview Hosp & Med Ctr
   Escrowed to Maturity
   5.40%, 12/01/09                                        1,145        1,197,704
   Prerefunded 12/01/09 @ 100
   5.50%, 12/01/10                                        2,100        2,203,299
   Prerefunded 12/01/09 @ 100
   5.60%, 12/01/11                                        1,000        1,052,340
Ohio State
   Cmnty Schs Ser A
   5.00%, 3/15/10                                         2,345        2,433,571
   Common Schs Ser B
   5.00%, 9/15/11                                         1,785        1,872,108
   Hgr Ed Capital Facs  Ser II-A AMBAC
   5.00%, 8/01/11                                        16,500       17,280,780
   Hwy Cap Impt Ser H
   5.00%, 5/01/11                                         2,960        3,096,338
   Hwy Cap Impt Ser I
   5.00%, 5/01/14                                         5,000        5,291,300
Ohio State Bldg Auth
   Adult Correctional Bldg Fund B
   5.00%, 4/01/12                                         5,000        5,245,900
   State Facs Administration Bldg Fund Ref Proj B
   FSA
   5.25%, 10/01/08                                        5,430        5,593,389
   State Facs Administration Bldg Proj Ser A FSA
   5.00%, 4/01/10                                         1,240        1,286,488
   Workers Compensation Facs Ser A FGIC
   5.00%, 4/01/11-4/01/12                                 8,265        8,670,520
Ohio State Wtr Dev Auth PCR
   5.25%, 12/01/17                                        6,850        7,303,402
   Water Quality Loan Fund
   5.00%, 6/01/13                                         5,760        6,086,419
Port Auth Columbiana Cnty Solid Waste Facs Rev
   Liberty Waste Trans LLC Proj Ser A AMT
   7.00%, 8/01/21                                         4,735        4,679,411
                                                                     -----------
                                                                      87,202,868
                                                                     -----------


--------------------------------------------------------------------------------
                                        SCB DIVERSIFIED MUNICIPAL PORTFOLIO o 26

                                                       Principal
                                                     Amount (000)   U.S. $ Value
--------------------------------------------------------------------------------
Oklahoma-2.2%
McGee-Creek Auth Wtr Rev
   MBIA
   6.00%, 1/01/23                                       $ 3,980      $ 4,539,747
Oklahoma City Arpt Trust
   Junior Lien-27th Ser-Ser B FSA
   5.50%, 7/01/07                                         1,065        1,081,007
Oklahoma Dev Fin Auth Rev
   Hillcrest Healthcare Sys Ser A
   Escrowed to Maturity
   5.00%, 8/15/09                                         1,000        1,029,210
   Prerefunded 8/15/09 @ 101
   5.75%, 8/15/13                                         2,240        2,373,885
   Solid Waste Disposal Ser A
   3.30%, 12/01/21(a)                                     5,305        5,290,040
Oklahoma Hsg Fin Agy
   Single-Family Redev Mortgage Homeownership
   Loan Ser B-2
   AMT
   6.55%, 3/01/29                                           230          238,335
Tulsa Cnty Industrial Auth
   Cap Impts Rev Ser B
   5.00%, 5/15/09                                        10,900       11,197,025
   Cap Impts Rev Ser B FSA
   5.00%, 5/15/10-5/15/12                                51,315       53,511,002
                                                                     -----------
                                                                      79,260,251
                                                                     -----------
Oregon-0.6%
Clackamas & Washington Cnty Sch Dist No. 003
   Ser B FGIC
   5.00%, 6/15/12                                         5,190        5,456,351
Deschutes Cnty Administrative Sch Dist No. 1
   Ref FSA
   5.00%, 12/15/11                                        3,410        3,576,885
Emerald Peoples Util Dist
   FGIC
   7.35%, 11/01/08                                        1,265        1,359,913
Oregon State Dept Admin Svcs
   COP Ref Ser B MBIA
   5.25%, 5/01/14                                         1,775        1,878,678
Portland Swr Sys Rev
   First Lien Ser A MBIA
   5.00%, 6/15/13                                         5,090        5,367,354
Washington Cnty Sch Dist No. 48J Beaverton
   Ref FSA
   5.00%, 6/01/13                                         4,600        4,849,366
                                                                     -----------
                                                                      22,488,547
                                                                     -----------
Pennsylvania-4.8%
Allegheny Cnty


--------------------------------------------------------------------------------
27 o SCB DIVERSIFIED MUNICIPAL PORTFOLIO

                                                       Principal
                                                     Amount (000)   U.S. $ Value
--------------------------------------------------------------------------------
   Ser C-54 MBIA
    5.375%, 11/01/18                                      $ 3,400    $ 3,656,598
   Ser C-57 FGIC
    5.00%, 11/01/20                                         4,155      4,306,325
Allegheny Cnty Arpt Rev
   Pittsburgh Int'l Arpt Ser A-1 MBIA AMT
   5.75%, 1/01/09-1/01/10                                   5,710      5,931,518
Allegheny Cnty Hosp Dev Auth Rev
   West Pennsylvania Hlth Sys Ser B
   9.25%, 11/15/22                                          3,020      3,571,512
Allegheny Cnty Redev Auth
   Pittsburgh Mills Proj
   5.10%, 7/01/14                                             625        628,344
Beaver Cnty IDA PCR
   Cleveland Electric Proj
   3.75%, 10/01/30(a)                                      13,135     13,025,980
Chester Cnty
   Ser 2005
   5.00%, 11/15/22                                          5,000      5,195,550
Chester Cnty Hlth & Ed Facs Auth Hosp Rev
   Chester Cnty Hosp Ser A
   6.75%, 7/01/21                                           1,320      1,419,660
Delaware Valley Regl Fin Auth
   Ser A AMBAC
   5.257%, 7/01/27(a)                                      21,010     21,211,906
Pennsylvania Eco Dev Fin Auth SWDR
   Waste Mgmt Inc. Proj Ser A AMT
   3.25%, 11/01/21(a)                                       2,500      2,492,550
Pennsylvania State
   First Ref Ser 2002
      5.50%, 2/01/14                                        5,310      5,800,219
   Ref & Projs First Ser
      5.25%, 2/01/14                                       10,775     11,595,840
   Ref & Projs First Ser MBIA
      5.00%, 2/01/15                                        5,145      5,416,193
      5.25%, 2/01/11                                        1,085      1,145,738
   Ref Second Ser
      5.00%, 10/01/12                                       5,000      5,278,900
   Second Ser FGIC
      5.00%, 7/01/12-7/01/13                               22,520     23,772,467
      5.50%, 6/01/10                                        4,635      4,900,910
   Third Ref
      5.25%, 7/01/14                                       13,410     14,403,949
   Third Ser
      5.00%, 9/01/11-9/01/12                               13,245     13,920,192
      5.25%, 7/01/11                                       11,075     11,715,689


--------------------------------------------------------------------------------
                                        SCB DIVERSIFIED MUNICIPAL PORTFOLIO o 28

                                                       Principal
                                                     Amount (000)   U.S. $ Value
--------------------------------------------------------------------------------
Philadelphia Arpt Rev
   Ser B FGIC AMT
   6.00%, 6/15/07                                         $ 1,200   $  1,222,596
Philadelphia Parking Auth
   Rev Bds FSA
   5.50%, 9/01/11                                           1,915      2,021,340
Westmoreland Cnty Mun Auth Mun Svc Rev
   FGIC
   5.00%, 8/15/08-8/15/09                                  12,540     12,874,241
                                                                    ------------
                                                                     175,508,217
                                                                    ------------
Puerto Rico-0.6%
Puerto Rico Commonwealth
   Ref Public Impt Ser C FSA
   5.00%, 7/01/21(a)                                       14,980     15,294,730
Puerto Rico Govt Dev Bank
   Sr Notes Ser B
   5.00%, 12/01/07                                          7,150      7,227,792
                                                                    ------------
                                                                      22,522,522
                                                                    ------------
Rhode Island-0.4%
Providence Pub Bldg Auth
   Ser A FSA
   5.10%, 12/15/09                                          1,000      1,025,670
Rhode Island Depositors Eco Protection Corp.
   Ser A
    Escrowed to Maturity
   6.375%, 8/01/22                                          5,780      6,995,187
   Ser A FSA
    Escrowed to Maturity
   5.50%, 8/01/20                                           1,500      1,630,875
Rhode Island Depositors Protection Corp.
   Ser A FSA
   Escrowed to Maturity
   5.75%, 8/01/19                                           4,940      5,555,969
                                                                    ------------
                                                                      15,207,701
                                                                    ------------
South Carolina-1.5%
Greenville Cnty Sch Dist
   5.00%, 12/01/15                                          5,000      5,217,050
   Ref Bldg Equity
    5.00%, 12/01/10-12/01/14                               17,600     18,342,137
Horry Cnty Sch Dist
   Ser A SCSDE
   5.375%, 3/01/18                                          5,285      5,602,470
Lancaster Cnty Assmt Rev
   Edenmoor Impt Dist Ser B
   5.375%, 12/01/16                                         4,290      4,275,328


--------------------------------------------------------------------------------
29 o SCB DIVERSIFIED MUNICIPAL PORTFOLIO

                                                       Principal
                                                     Amount (000)   U.S. $ Value
--------------------------------------------------------------------------------
Newberry Investing In Children Ed
   Newberry Cnty Sch Dist Proj
   5.25%, 12/01/23-12/01/25                                $2,315    $ 2,336,848
Orangeburg Projs Corp.
   Capital Projs Sales & Use Tax Rev MBIA
   4.75%, 10/01/07                                          2,635      2,665,750
Richland Cnty Env Impt Rev
   Int'l Paper Co. Projs Ser A
   4.25%, 10/01/07                                          1,185      1,183,945
Richland Cnty Sch Dist No. 001
   FSA SCSDE
   4.75%, 3/01/10                                           2,310      2,376,921
South Carolina State Pub Svc Auth Rev
   Ref Ser B MBIA
    5.00%, 1/01/11-1/01/12                                  7,245      7,587,156
   Ref Ser D FSA
    5.00%, 1/01/21                                          4,970      5,114,031
                                                                     -----------
                                                                      54,701,636
                                                                     -----------
Tennessee-0.3%
Chattanooga Hlth Ed & Hsg Fac Brd
   Catholic Hlth Initiatives Ser A
   5.375%, 12/01/11                                         3,215      3,320,131
Memphis-Shelby Cnty Arpt Auth
   Rev Ser D AMBAC
    6.25%, 3/01/18                                          3,000      3,199,260
   Ser A MBIA AMT
    6.25%, 2/15/10                                          1,000      1,068,960
Memphis-Shelby Cnty Arpt Auth Rev
   Ser A MBIA AMT
   6.00%, 2/15/08                                           1,000      1,030,020
Shelby Cnty
   Pub Impt Ser A
   5.625%, 4/01/14                                          2,400      2,537,352
                                                                     -----------
                                                                      11,155,723
                                                                     -----------
Texas-8.1%
Arlington ISD
   Prerefunded 2/15/09 @ 100
    5.00%, 2/15/21                                          2,980      3,061,175
   Ser 1999 Unrefunded PSF Guaranteed
    5.00%, 2/15/21                                             20         20,356
   Ser 2005 PSF Guaranteed
    5.00%, 2/15/14                                          3,100      3,259,960
Austin
   Pub Impt
   5.75%, 9/01/10                                           1,170      1,232,139


--------------------------------------------------------------------------------
                                        SCB DIVERSIFIED MUNICIPAL PORTFOLIO o 30

                                                       Principal
                                                     Amount (000)   U.S. $ Value
--------------------------------------------------------------------------------
Bell Cnty
   Ltd. Tax Notes FSA
   5.00%, 2/15/11                                       $15,435     $16,097,933
Bell Cnty Hlth Facs Dev Corp.
   Lutheran General Healthcare Sys
   Escrowed to Maturity
   6.50%, 7/01/19                                         1,000       1,188,460
Brownsville Util Sys Rev
   AMBAC
   6.25%, 9/01/10-9/01/11                                 2,775       3,043,675
Carrollton
   Ref & Impt
   5.00%, 8/15/07                                         3,205       3,246,216
Comal ISD
   Ref Ser A PSF-Guaranteed
   5.00%, 2/01/24                                         6,025       6,153,272
Cypress-Fairbanks ISD
   PSF Guaranteed
   5.25%, 2/15/16                                         3,370       3,446,465
   Ref & Sch House PSF Guaranteed
   Escrowed to Maturity
   5.75%, 2/15/08                                         1,435       1,478,653
   Unrefunded Portion-Ref & Sch House PSF
   Guaranteed 5.75%, 2/15/08                              3,885       3,998,248
Dallas Cnty Cmnty College Dist
   Maintenance Tax Notes
   5.00%, 2/15/09                                         3,355       3,448,068
Dallas Cnty Util & Reclamation Dist
   MBIA
   5.00%, 2/15/10                                         4,630       4,788,670
Dallas ISD
   Ref Delayed Delivery PSF- Guaranteed
   5.25%, 8/15/08                                         3,885       3,994,751
Dallas Wtrwrks & Swr Sys Rev
   5.00%, 10/01/13                                        3,620       3,731,967
El Paso
   Ref FGIC
   5.00%, 8/15/12                                         5,710       5,991,275
Fort Worth Wtr & Swr Rev
   Ref & Impt FSA
   5.00%, 2/15/22                                         3,300       3,383,787
Garland ISD
   Ref Ser A PSF Guaranteed
   4.00%, 2/15/08                                         2,000       2,004,260
Harris Cnty
   5.375%, 10/01/18                                       2,375       2,527,717
   Flood Ctl Dist Ref Ser A


--------------------------------------------------------------------------------
31 o SCB DIVERSIFIED MUNICIPAL PORTFOLIO

                                                       Principal
                                                     Amount (000)   U.S. $ Value
--------------------------------------------------------------------------------
   5.25%, 10/01/20-10/01/23                             $11,880      $12,496,649
   Ref Permanent Impt Ser A
   5.25%, 10/01/24                                       14,000       14,675,640
   Ref Toll Road Senior Lien FSA
   5.375%, 8/15/23                                        2,770        2,916,173
   Toll Road
   5.125%, 8/15/17                                        1,000        1,015,300
   Toll Road Senior Lien MBIA
   5.00%, 8/15/24                                         2,000        2,018,800
Houston
   Ref Pub Impt Ser A MBIA
   5.00%, 3/01/09                                        13,100       13,465,883
   5.25%, 3/01/14                                         9,825       10,493,689
   Ref Pub Impt Ser B FSA
   5.50%, 3/01/09-3/01/10                                11,615       12,148,462
Houston Hotel Occupancy Tax & Spl Rev
   Ref Convention & Entertainment Ser A AMBAC
   5.50%, 9/01/10                                         3,000        3,175,140
Houston Wtr & Swr Sys Rev
   Ref Jr Lien Ser A
   5.00%, 12/01/30                                        1,610        1,689,888
   Ref Junior Lien Forward Ser B AMBAC
   Prerefunded 12/01/12 @ 100
   5.75%, 12/01/16-12/01/17                               5,000        5,457,300
Katy Dev Auth Rev
   Metro Contract Ser A
   5.75%, 6/01/09                                         6,220        6,366,916
Killeen ISD
   Ref PSF Guaranteed
   5.25%, 2/15/20                                         2,270        2,377,507
Lamar Consolidated ISD
   Schhouse PSF-Guaranteed
   5.00%, 2/15/12                                         3,700        3,878,414
Lower Colorado River Auth Rev
   AMBAC
   5.00%, 5/15/08                                         2,920        2,979,539
   Prerefunded Ref Ser A FSA
   5.875%, 5/15/16                                            5            5,311
   Unrefunded Balance Ref Ser A
   5.875%, 5/15/16                                       10,780       11,395,538
Magnolia ISD
   PSF Guaranteed
   5.00%, 8/15/16                                         1,800        1,847,286
Northeast Hosp Auth
   Northeast Med Ctr Hosp Rev FSA
   5.75%, 5/15/07                                         1,715        1,741,720


--------------------------------------------------------------------------------
                                        SCB DIVERSIFIED MUNICIPAL PORTFOLIO o 32

                                                       Principal
                                                     Amount (000)   U.S. $ Value
--------------------------------------------------------------------------------
Port of Port Arthur Navigation Dist
   AMBAC
   6.00%, 3/01/08                                       $ 1,875      $ 1,935,506
Red River Ed Fin Rev
   Parish Day Sch Proj Ser A
   3.10%, 12/01/31                                        2,330        2,306,537
Retama Dev Corp. Spl Facs Rev
   Retama Racetrack Escrowed to Maturity
   8.75%, 12/15/13-12/15/15                               7,030        8,616,272
San Antonio
   Ref Gen Impt Ser 2006
   5.25%, 8/01/12                                         5,000        5,314,350
San Antonio Elec & Gas
   Pwr  Sys Rev
   5.25%, 2/01/08                                         1,000        1,021,250
   5.375%, 2/01/20                                        2,500        2,659,775
   Ref Sys
   5.25%, 2/01/09                                         4,130        4,263,936
   5.375%, 2/01/13                                        5,000        5,357,800
   5.50%, 2/01/10                                         1,115        1,171,597
San Antonio Hotel Occupancy Rev
   Ref Sub Lien Ser B AMBAC
   5.00%, 8/15/34                                        18,445       18,824,783
San Antonio Wtr Sys Rev
   Ref FSA
   5.50%, 5/15/18-5/15/20                                 7,000        7,474,300
Seguin ISD
   PSF Guaranteed
   5.00%, 4/01/23                                         3,455        3,524,998
Tarrant Cnty Hlth Facs Dev Corp.
   Harris Methodist Hlth Sys Ser A
   Escrowed to Maturity
   5.125%, 9/01/12                                        2,755        2,853,960
Texas A & M University Revs
   Fin Sys Ser B
   5.00%, 5/15/12                                         1,260        1,321,803
Texas Mun Pwr Agy Rev
   MBIA
   5.25%, 9/01/09                                         1,530        1,589,716
Texas State
   5.25%, 8/01/21                                         2,875        2,969,357
   Ser B
   5.125%, 10/01/09                                      14,855       15,376,410
Texas State Transp Commission
   First Tier
   5.00%, 4/01/14                                         5,000        5,264,950


--------------------------------------------------------------------------------
33 o SCB DIVERSIFIED MUNICIPAL PORTFOLIO

                                                       Principal
                                                     Amount (000)   U.S. $ Value
--------------------------------------------------------------------------------
Texas State Wtr Dev Brd Rev
   Revolving Senior Lien Ser A
   5.50%, 7/15/10                                       $2,230      $  2,233,456
Trinity River Auth Regional WasteWtr Sys Rev
   MBIA
   5.25%, 8/01/08                                        3,295         3,384,492
University of Texas Univ Rev
   Fin Sys Ser B
    Prerefunded 8/15/11 @ 100
   5.375%, 8/15/19                                       1,230         1,307,392
   Funding Sys Ser B
    5.00%, 8/15/14                                       5,435         5,734,795
Waco ISD
   Ref PSF Guaranteed
   5.25%, 2/15/07                                        1,965         1,981,781
Williamson Cnty
   Ltd. Tax Notes Ser B FSA
   5.00%, 2/15/07                                        1,000         1,007,170
                                                                    ------------
                                                                     293,738,588
                                                                    ------------
Utah-0.1%
Intermountain Pwr Agy Pwr Supply Rev
   Ref AMBAC
    5.00%, 7/01/10                                       1,505         1,562,190
   Ser A AMBAC
    6.50%, 7/01/08                                       2,000         2,101,846
                                                                    ------------
                                                                       3,664,036
                                                                    ------------
Vermont-0.0%
Vermont Ed & Hlth Bldg Fin Agy Rev
   Norwich Univ Proj
   5.50%, 7/01/18                                        1,165         1,196,665
                                                                    ------------
Virginia-2.3%
Arlington Cnty
   Ref Pub Impt
   5.00%, 1/15/13                                        4,690         4,968,023
Broad Str CDA
   7.125%, 6/01/15                                       3,510         3,803,471
Celebrate CDA Spl Assmt Rev
   Proj Ser B
   6.25%, 3/01/18                                        3,561         3,701,019
Chesapeake IDA Rev
   Poll Ctl Proj
   5.25%, 2/01/08(a)                                     3,600         3,621,384
Fairfax Cnty
   Ref & Pub Impt Ser A
    5.00%, 10/01/12                                      6,560         6,940,742
   Ser B
    5.00%, 6/01/13                                       5,330         5,651,825


--------------------------------------------------------------------------------
                                        SCB DIVERSIFIED MUNICIPAL PORTFOLIO o 34

                                                       Principal
                                                     Amount (000)   U.S. $ Value
--------------------------------------------------------------------------------
Pocahontas Pkwy Assoc Toll Rd Rev
   (Cap Appreciation) Senior Ser B
   Zero Coupon, 8/15/15                                 $4,000      $  2,530,840
Richmond
   GO FSA
   5.50%, 1/15/12                                        4,000         4,289,800
Russell Cnty Industrial Dev Auth PCR
   Appalachian Pwr Co. Proj Ser I
   2.70%, 11/01/07(a)                                    3,000         2,983,830
Virginia College Bldg Auth Ed Facs Rev
   21st Century College & Equipment
    5.00%, 2/01/10                                       4,445         4,606,354
   Pub Hgr Ed Ser A
    Prerefunded 9/01/10 @ 100
   5.75%, 9/01/13                                        1,585         1,692,574
   Ref-21st Century College Proj Ser B
   5.00%, 2/01/11                                        6,600         6,889,740
Virginia Commonwealth Brd of Transp Rev
   Ref U.S. Route 58 Corr Dev Ser B
   5.25%, 5/15/11                                        5,620         5,942,363
Virginia Polytechnic Institute State University
   Unrefunded Balance Ser A
   5.25%, 6/01/08                                           75            76,925
Virginia Port Auth Facs Rev
   MBIA AMT
   6.00%, 7/01/06                                        2,095         2,095,000
Virginia Pub Sch Auth
   Sch Fin 1997 Ser B
   5.50%, 8/01/10                                        6,200         6,569,768
   Ser A
   5.00%, 8/01/14                                        5,040         5,334,638
Virginia State Pub Bldg Auth Pub Facs Rev
   Ref Ser D
   5.00%, 8/01/11                                        2,375         2,489,594
   Ser C
   5.00%, 8/01/12                                        8,300         8,752,267
                                                                    ------------
                                                                      82,940,157
                                                                    ------------
Washington-4.0%
Central Puget Sound Regional Transp Auth Sales &
   Use Tax Rev Ser A AMBAC
   5.00%, 11/01/27                                       9,645         9,837,321
Clark Cnty Pub Util Dist No. 1
   Elec Rev AMBAC
   5.25%, 1/01/09                                        5,000         5,157,250
   5.50%, 1/01/08                                        2,270         2,323,913


--------------------------------------------------------------------------------
35 o SCB DIVERSIFIED MUNICIPAL PORTFOLIO

                                                       Principal
                                                     Amount (000)   U.S. $ Value
--------------------------------------------------------------------------------
Cowlitz Cnty Spl Swr Rev
   CSOB WasteWtr Treatment FGIC
   5.50%, 11/01/19                                      $  1,435    $ 1,580,538
Douglas Cnty Sch Dist No. 206 (Eastmont)
   FGIC
   5.75%, 12/01/14                                         1,150      1,232,927
Energy Northwest Elec Rev
   Ref Columbia Generating Ser A AMBAC
   5.25%, 7/01/11                                            120        126,997
   Ref Columbia Generating Ser A MBIA
   5.75%, 7/01/18                                          2,455      2,650,516
   Ref Columbia Generating Ser A XLCA
   5.50%, 7/01/10                                          1,795      1,894,616
   Ref Proj 1 Ser A
   5.00%, 7/01/12-7/01/14                                 11,065     11,616,049
   Ref Proj Ser A MBIA
   5.75%, 7/01/17                                          7,000      7,568,960
   Unrefunded Columbia Ser A AMBAC
   5.25%, 7/01/11                                          1,695      1,789,123
King Cnty Swr Rev
   Ref Ser A FGIC
   5.25%, 1/01/22                                          3,170      3,305,359
Seattle
   Ref
   5.00%, 1/01/10                                          2,285      2,363,924
Seattle Mun Light & Pwr Rev
   5.625%, 12/01/12-12/01/16                               6,590      6,998,628
   FSA
   5.50%, 3/01/09                                          5,995      6,232,642
   Ref & Impt FSA
   5.00%, 8/01/23                                          5,680      5,808,482
Snohomish Cnty Sch Dist No. 016 Arlington
   FGIC
   Prerefunded 12/01/10 @ 100
   6.50%, 12/01/15                                         1,685      1,859,869
Tacoma Elec Sys Rev
   Ser A FGIC
   5.00%, 1/01/08                                          3,125      3,176,875
   Ser B FSA
   5.50%, 1/01/10                                         10,910     11,459,318
Washington Hlth Care Facs Auth
   Childrens Hosp & Regional Med Ctr FSA
   5.25%, 10/01/14                                         5,425      5,617,176
Washington Pub Pwr Supply Sys Rev
   Nuclear Proj No. 3 Ser B
    5.60%, 7/01/07                                         3,500      3,559,045
   Nuclear Proj No.1 Ser A AMBAC
    6.00%, 7/01/07                                         2,775      2,830,500


--------------------------------------------------------------------------------
                                        SCB DIVERSIFIED MUNICIPAL PORTFOLIO o 36

                                                     Principal
                                                   Amount (000)    U.S. $ Value
--------------------------------------------------------------------------------
Washington State
   Motor Vehicle Fuel Tax Ser B FSA
   5.00%, 7/01/13                                     $ 5,785     $    6,102,076
   Motor Vehicle Fuel Tax Ser E AMBAC
   5.00%, 1/01/13-1/01/14                               8,670          9,144,848
   Ref Var Purp Ser R-A AMBAC
   5.00%, 1/01/14                                       8,810          9,299,219
   Ser D AMBAC
   5.00%, 1/01/12-1/01/14                              13,865         14,583,896
   Var Purpose Ser 2003A
   5.00%, 7/01/13                                       5,000          5,234,000
   Various Purpose AMBAC
   5.00%, 7/01/13                                       3,120          3,291,007
                                                                  --------------
                                                                     146,645,074
                                                                  --------------
West Virginia-0.2%
West Virginia University Rev
   Ref Univ Projs Ser B FGIC
   5.00%, 10/01/20                                      5,300          5,484,016
                                                                  --------------
Wisconsin-1.1%
Wisconsin State
   Ref Ser 1 MBIA
   5.25%, 5/01/13                                       4,545          4,858,514
   5.50%, 5/01/10                                       5,140          5,427,069
   Ref Ser 2 MBIA
   5.00%, 5/01/14                                      19,690         20,796,775
   Ser B FSA
   5.25%, 5/01/17                                       2,000          2,104,000
   Ser E FGIC
   5.00%, 5/01/13                                       1,715          1,808,004
Wisconsin State Transp Rev
   Ser B AMBAC
   5.00%, 7/01/13                                       4,200          4,417,182
                                                                  --------------
                                                                      39,411,544
                                                                  --------------
Total Municipal Bonds
   (cost $3,409,561,144)                                           3,392,305,733
                                                                  --------------
Short-Term Municipal Notes-4.9%
Alabama-0.3%
Decatur Industrial Dev Brd Environmental Facs Rev
   BP Amoco Chemical Co. Proj
   4.04%, 11/01/35(e)                                  12,400         12,400,000
                                                                  --------------
Alaska-0.8%
Valdez Marine Term Rev
   Ref BP Pipelines Proj Ser B
   3.19%, 7/01/37(e)                                   16,500         16,500,000
   Ref BP Pipelines Inc Proj A
   3.19%, 6/01/37(e)                                    7,200          7,200,000


--------------------------------------------------------------------------------
37 o SCB DIVERSIFIED MUNICIPAL PORTFOLIO

                                                     Principal
                                                   Amount (000)    U.S. $ Value
--------------------------------------------------------------------------------
   Var Ref BP Pipelines Inc Proj C
   3.19%, 7/01/37(e)                                  $ 5,400     $    5,400,000
                                                                  --------------
                                                                      29,100,000
                                                                  --------------
Illinois-0.1%
Will Cnty Exempt Facs Rev
   Amoco Chem Co Proj
   4.04%, 3/01/28(e)                                    4,400          4,400,000
                                                                  --------------
Indiana-0.1%
Whiting Env Facs Rev
   Ref Amoco Oil Co Proj
   4.04%, 1/01/26(e)                                    2,400          2,400,000
                                                                  --------------
Kentucky-0.5%
Louisville & Jefferson Cnty Regl Arpt Auth Spl
   Facs Rev
   UPS Worldwide Forwarding Ser A
   4.04%, 1/01/29(e)                                   17,900         17,900,000
                                                                  --------------
Louisiana-0.1%
Plaquemines Parish Env Rev
   Adj Ref BP Exploration & Oil
   4.04%, 5/01/25(e)                                    4,100          4,100,000
                                                                  --------------
Massachusetts-0.3%
Massachusetts State
   Central Artery Ser A
   3.98%, 12/01/30(e)                                   5,210          5,210,000
   Central Artery Ser B
   3.98%, 12/01/30(e)                                   6,300          6,300,000
                                                                  --------------
                                                                      11,510,000
                                                                  --------------
Oklahoma-0.3%
Tulsa Cnty Industrial Auth Rev
   First Mtg Montercau Ser A
   3.99%, 7/01/32(e)                                    8,780          8,780,000
                                                                  --------------
South Carolina-0.3%
Berkeley Cnty Exempt Fac Industrial Rev
   Amoco Chemical Co. Proj
   4.04%, 4/01/28-5/01/38(e)                           11,600         11,600,000
                                                                  --------------
Texas-1.1%
Gulf Coast Waste Disp Auth
   Adj Amoco Oil Co Proj
   4.04%, 7/01/27(e)                                   13,200         13,200,000
Gulf Coast Wst Disp Auth Env Facs Rev
   BP Amoco Chemical Proj Ser B
   4.04%, 9/01/38(e)                                    6,000          6,000,000
   Ref Prods North America
   4.04%, 7/01/26(e)                                  $ 4,300     $    4,300,000


--------------------------------------------------------------------------------
                                        SCB DIVERSIFIED MUNICIPAL PORTFOLIO o 38

Port Corpus Christi Ind Dev Corp.
   Adj Citgo Petroleum Corp. Proj
   4.04%, 8/01/28(e)                                  $10,000     $   10,000,000
Texas State
   TRANS
   4.50%, 8/31/06                                       2,220          2,222,131
West Side Calhoun Cnty Naval Dist Env Facs Rev
   BP Chemicals Inc Proj
   4.04%, 10/01/30(e)                                   4,300          4,300,000
                                                                  --------------
                                                                      40,022,131
                                                                  --------------
Utah-0.4%
Salt Lake Cnty PCR
   Svc Station Hldgs Proj Ser 94
   3.99%, 2/01/08(e)                                   14,900         14,900,000
                                                                  --------------
Washington-0.6%
Port Bellingham IDC Env Facs
   BP West Coast Prods LLC
   4.04%, 12/01/33-3/01/38(e)                          21,075         21,075,000
                                                                  --------------
Total Short-Term Municipal Notes
   (cost $178,190,185)                                               178,187,131
                                                                  --------------
Total Investments - 98.4%
   (cost $3,587,751,329)(f)                                        3,570,492,864
Other assets less liabilities - 1.6%                                  59,357,419
                                                                  --------------
Net Assets - 100%                                                 $3,629,850,283
                                                                  --------------

INTEREST RATE SWAP TRANSACTIONS

                                                        Rate Type
                                          ------------------------------------
                                           Payments    Payments
                 Notional                  made by     received
     Swap         Amount    Termination      the       by the      Unrealized
 Counterparty      (000)        Date      Portfolio   Portfolio   Depreciation
------------------------------------------------------------------------------
Citigroup         $31,000      6/22/07       BMA*       2.962%     $(252,538)
Goldman Sachs      15,900      7/05/06       BMA*       3.283%       (11,902)
Goldman Sachs      15,900      1/05/07       BMA*       3.405%       (45,685)
JP Morgan          30,000      4/05/07       BMA*       2.988%      (230,126)
JP Morgan          17,500     10/01/07       BMA*       3.635%       (35,650)
Morgan Stanley     15,900     10/06/06       BMA*       3.217%       (43,939)

*Variable interest based on the BMA (Bond Market Association) Municipal Swap Index, which fluctuates weekly.

(a)  Variable rate coupon, rate shown as of June 30, 2006.


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39 o SCB DIVERSIFIED MUNICIPAL PORTFOLIO

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the market value of these securities amounted to $25,749,838 or 0.7% of net assets.

(c)  When-issued security.

(d) Represents entire or partial position segregated as collateral for interest rate swaps.

(e) Represents entire or partial position segregated as collateral for when-issued and delayed delivery securities.

(f) At June 30, 2006, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $32,698,749 and gross unrealized depreciation of investments was $49,957,214, resulting in net unrealized depreciation of $17,258,465 (excluding swap transactions).

     Glossary of Terms:
     ACA - American Capital Access Financial Guaranty Corporation
     AMBAC - American Municipal Bond Assurance Corporation
     AMT - Alternative Minimum Tax - (subject to)
     BANS - Bond Anticipation Notes
     CDA - Community Development Association
     CDD - Community Development District
     CFD - Community Facilities District
     COP - Certificate of Participation
     CPI - Consumer Price Index
     CSOB - Cowlitz Sewer Operation Board
     FGIC - Financial Guaranty Insurance Company
     FHA - Federal Housing Administration
     FHLMC - Federal Home Loan Mortgage Corp.
     FNMA - Federal National Mortgage Association
     FSA - Financial Security Assurance, Inc.
     GABS - Grant Anticipation Bonds
     GNMA - Government National Mortgage Association
     GO - General Obligation
     IBC - International Bancshares Corporation
     IDA - Industrial Development Authority
     IDC - Industrial Development Corp.
     ISD - Independent School District
     MBIA - Municipal Bond Investors Assurance
     MTA - Metropolitan Transportation Authority
     PCR - Pollution Control Revenue
     PSF Guaranteed - (Texas) Permanent Schools Funds
     Q-SBLF - Qualified School Bond Loan Fund
     SCSDE - The South Carolina State Department of Education
     SFMR - Single-Family Mortgage Revenue
     SWDR - Solid Waste Disposal Revenue
     TCRS - Transferable Custody Receipts
     TFA - Transitional Finance Authority
     XLCA - XL Capital Assurance


--------------------------------------------------------------------------------
                                        SCB DIVERSIFIED MUNICIPAL PORTFOLIO o 40

Sanford C. Bernstein Fund, Inc.
California Municipal Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2006 (unaudited)

                                                       Principal
                                                     Amount (000)   U.S. $ Value
--------------------------------------------------------------------------------
MUNICIPAL BONDS-97.7%
Arizona-0.1%
Pima Cnty IDA
   Horizon Cmnty Learning Center
   4.45%, 6/01/14                                       $   750      $   720,488
                                                                     -----------
California-81.8%
Anaheim Pub Fin Auth
   Elec Sys Rev Dist Facs MBIA
   5.00%, 10/01/18                                        2,075        2,147,750
Anaheim Union High Sch Dist
   Ser A FSA
   5.375%, 8/01/19                                        5,035        5,429,996
Antelope Valley Union High Sch Dist
   Ser A MBIA
   5.375%, 8/01/19                                        1,000        1,077,360
Antioch Pub Fin Auth Lease Rev
   Mun Facs Proj Ser B MBIA
   5.50%, 1/01/16                                         2,380        2,541,388
Azusa Uni Sch Dist
   FSA
   5.00%, 7/01/24                                         2,320        2,383,939
Bay Area Toll Auth Toll Brdg Rev
   San Francisco Bay Area Ser F
   5.00%, 4/01/12                                         2,910        3,063,764
California Dept of Transp Rev
   Fed Hwy GANB Ser A FGIC
   5.00%, 2/01/12-2/01/14                                33,225       35,130,219
California Dept of Wtr
   Ser 02A
   Prerefunded 5/1/12 @ 101
   5.375%, 5/01/22                                        2,555        2,772,558
California Dept of Wtr Res
   5.75%, 5/01/17                                         2,000        2,209,020
   5.875%, 5/01/16                                        8,000        8,887,760
   AMBAC
   5.375%, 5/01/18                                       29,675       32,201,826
   Central Vy Proj Ser AC MBIA
   5.00%, 12/01/16                                        7,400        7,804,484
   FGIC Ser 02A
   5.125%, 5/01/18                                        2,800        3,002,272
   Ser A


--------------------------------------------------------------------------------
1 o SCB CALIFORNIA MUNICIPAL PORTFOLIO

   5.25%, 5/01/10(a)                                     21,425       22,402,194
   5.50%, 5/01/09-5/01/16                               $21,080      $22,052,948
   Ser W FSA
   Prerefunded 12/01/11 @ 100
   5.25%, 12/01/22                                          260          277,594
   Wtr Sys Ser Y FGIC
   5.25%, 12/01/18                                        5,000        5,302,350
   XLCA Ser 02A
   5.375%, 5/01/17                                       10,500       11,394,075
California Econ Rec Bds
   Ser A
   5.00%, 7/01/08-7/01/09                                14,365       14,701,102
   5.25%, 1/01/10-7/01/12                                50,945       53,412,223
   Ser A FGIC
   5.25%, 1/01/11                                        12,255       12,919,466
   Ser A MBIA
   5.00%, 7/01/10(a)                                     11,620       12,100,719
   5.00%, 7/01/11-7/01/12                                 9,650       10,156,656
California Ed Facs Auth Rev
   University of the Pacific
   5.50%, 11/01/18                                        2,105        2,265,275
California Infrastructure & Eco Dev Bank Rev
   Prerefunded 6/01/10 @ 1015.50%, 6/01/22                1,960        2,095,906
California Poll Ctl Fin Auth PCR
   Ref Pacific Gas & Elec Ser C FGIC AMT
   3.50%, 12/01/23                                        4,390        4,368,270
California Rural Home Mtg Fin Auth SFMR
   Mortgage-Backed Securities Program
   Ser A GNMA/FNMA
   6.55%, 6/01/30(b)                                        290          292,448
California Spl Dists Association Fin Corp. COP
   Ser Z FSA
   5.50%, 8/01/17                                         1,000        1,072,160
California State GO
   4.00%, 2/01/08-2/01/09                                 3,770        3,778,324
   5.00%, 3/01/08-10/01/23                               38,580       39,951,447
   5.25%, 9/01/18-10/01/20                               10,290       10,752,230
   5.75%, 10/01/10                                        2,420        2,586,278
   MBIA
   5.00%, 8/01/24                                         1,280        1,304,947
   Prerefunded 9/01/10 @ 100
   5.25%, 9/01/18-9/01/20                                 3,735        3,932,244
   Ref FSA
   5.00%, 5/01/12                                         1,040        1,093,456
   5.25%, 2/01/10                                         5,300        5,536,115
   Various Purpose
   5.00%, 3/01/12-3/01/14                                24,485       25,695,414
   Veterans Bds Ser AN
   9.00%, 4/01/08                                         2,065        2,235,920


--------------------------------------------------------------------------------
                                          SCB CALIFORNIA MUNICIPAL PORTFOLIO o 2

                                                       Principal
                                                     Amount (000)   U.S. $ Value
--------------------------------------------------------------------------------
California State Pub Wrks Brd Lease Rev
   Dept of Corrections State Prison Ser A AMBAC
    5.00%, 12/01/19                                     $ 2,630     $ 2,746,220
   Dept of Hlth Svcs Ser A MBIA
    5.75%, 11/01/16                                       5,225       5,587,406
California State Univ Headquarters Bldg Auth
   Lease Rev Ser B MBIA
   5.25%, 9/01/22                                         3,050       3,133,357
California State Univ Rev
   Ref Systemwide Ser B AMBAC
    5.00%, 11/01/14                                       3,475       3,695,906
   Systemwide Ser A FGIC
    5.00%, 11/01/24                                       1,515       1,556,284
California Statewide CDA
   Daughters of Charity Hlth Ser F
    5.00%, 7/01/06                                        1,300       1,300,000
   Kaiser Permanente Ser A
    2.55%, 8/01/31(b)                                     3,130       3,110,406
   Kaiser Permanente Ser C
    3.85%, 8/01/31(b)                                     3,515       3,514,965
   Kaiser Permanente Ser E
    3.875%, 4/01/32                                       3,180       3,162,923
   Kaiser Permanente Ser F
    2.30%, 4/01/33                                        5,210       5,144,510
   Redlands Cmnty Hosp Ser A RADIAN
    5.00%, 4/01/12-4/01/13                                3,485       3,600,866
   Solid Waste Rev.
    2.90%, 4/01/11(b)                                     3,000       2,967,420
California Statewide CDA PCR
   Southern California Ed Co Ser B XCLA
   4.10%, 4/01/28                                        13,835      13,761,813
Castaic Lake Wtr Agy COP
   Wtr Sys Impt Proj Ser A MBIA
   7.25%, 8/01/08                                         1,510       1,613,299
Chaffey Cmnty College Dist
   Election of 2002 Ser B MBIA
   5.00%, 6/01/25                                         1,440       1,485,878
Chula Vista Cmnty Facs
   Dist No. 06-1 Spl Tax Eastlake Woods Area Ser A
   3.60%, 9/01/06                                           500         499,640
   4.25%, 9/01/08                                           565         568,091
Chula Vista Cmnty Facs Dist No. 06-1
   Eastlake Woods Area Ser A
   4.60%, 9/01/09                                           680         688,323


--------------------------------------------------------------------------------
3 o SCB CALIFORNIA MUNICIPAL PORTFOLIO

                                                       Principal
                                                     Amount (000)   U.S. $ Value
--------------------------------------------------------------------------------
Compton Cmnty Redev Agy
   Tax Alloc Redev Proj Ser A
   5.00%, 8/01/09-8/01/11(c)                            $16,515     $17,150,564
Cotati-Rohnert Park Uni Sch Dist
   Ref Crossover FGIC
   5.00%, 8/01/20                                         1,910       1,986,190
CSUCI Fin Auth Rev
   For Sale Hsg Construction Ser A
   2.50%, 8/01/34                                         4,000       3,931,600
Culver City Redev Agy
   Tax Alloc AMBAC
   5.50%, 11/01/14                                        1,195       1,272,233
   Tax Alloc Redev Proj A MBIA
    5.50%, 11/01/17-11/01/18                              2,270       2,440,873
Etiwanda Sch Dist
   Cmnty Facs Dist No. 3 Ref
   3.90%, 8/01/06                                           200         199,800
   4.25%, 8/01/07                                           350         346,371
   4.50%, 8/01/08                                           480         478,891
   4.70%, 8/01/09                                           495         491,362
   4.80%, 8/01/10                                           470         468,294
Fremont Pub Fin Auth Rev
   Ref Ser A
   3.75%, 9/02/11                                         1,755       1,716,653
Fullerton Redev Agy COP
   Southern California Optometry RADIAN
   5.00%, 4/01/34                                         3,015       3,036,045
Gateway Uni Sch Dist
   MBIA
   5.00%, 8/01/24                                         1,230       1,265,350
Gilroy Uni Sch Dist
   FGIC
   5.25%, 8/01/20                                         1,900       2,007,787
Golden State Tobacco Securitization Corp.
   Tobacco Settlement Rev
   AMBAC
   5.00%, 6/01/38                                         3,450       3,643,407
   Enhanced-Asset Backed Ser B
   Prerefunded 6/01/13 @ 100
   5.50%, 6/01/43                                        28,850      31,327,926
   Ser A AMBAC
   5.00%, 6/01/20                                        10,735      11,052,434
   Ser B
   Prerefunded 6/01/08 @ 100
   5.75%, 6/01/22                                         5,570       5,764,226
Imperial Irrigation Dist
   Elec Sys Rev MBIA
   5.00%, 11/01/18                                        1,500       1,550,820


--------------------------------------------------------------------------------
                                          SCB CALIFORNIA MUNICIPAL PORTFOLIO o 4

                                                       Principal
                                                     Amount (000)   U.S. $ Value
--------------------------------------------------------------------------------
Imperial Redev Agy Allocation
   Redev Proj Sub Nts
   4.50%, 12/01/11                                      $   240      $   237,418
Kern High Sch Dist
   Escrowed to Maturity
   7.10%, 8/01/11                                         1,000        1,145,870
   Ser A MBIA
   6.30%, 2/01/11                                         1,000        1,097,840
Lincoln Cmnty Facs
   Dist No. 2003-1 Spl Tax
   5.35%, 9/01/16                                           790          815,122
   5.90%, 9/01/24                                         1,235        1,295,058
Loma Linda Hosp Rev
   Loma Linda Univ Med Ctr Ser A
   5.00%, 12/01/13-12/01/14                               7,360        7,541,087
Long Beach Bd Fin Auth Lease Rev
   Civic Ctr Proj Ser A MBIA
   5.00%, 10/01/17                                        3,130        3,235,293
   Pub Safety Facs Projs AMBAC
   5.25%, 11/01/19-11/01/22                               3,765        3,965,549
Los Altos Sch Dist
   Ser B MBIA
   5.00%, 8/01/18                                         2,000        2,104,960
Los Angeles
   Ser A MBIA
   5.00%, 9/01/16                                         3,035        3,189,239
Los Angeles Cmnty College Dist
   Ser A MBIA
   5.00%, 6/01/26                                         9,995       10,519,538
Los Angeles Cmnty Redev Agy
   Tax Alloc Subordinated Lien Bunker Ser L
   3.50%, 3/01/07-3/01/09                                 3,560        3,464,433
Los Angeles Cnty COP
   Antelope Valley Courthouse Ser A AMBAC
   5.75%, 11/01/19                                        2,815        3,028,124
   Equipment & Real Estate Property Program
   Ser AU MBIA
   5.00%, 10/01/08                                        9,300        9,540,591
Los Angeles Cnty Metropolitan Transp Auth Rev
   Capital Grant Receipts Gold Line Proj Ser A FGIC
   5.00%, 10/01/10-10/01/12                              16,470       17,125,122
Los Angeles Cnty Metropolitan Transp Auth
   Sales Tax Rev
   Proposition A First Tier Senior Ser A AMBAC
   5.00%, 7/01/14-7/01/15                                 2,860        3,040,247


--------------------------------------------------------------------------------
5 o SCB CALIFORNIA MUNICIPAL PORTFOLIO

                                                       Principal
                                                     Amount (000)   U.S. $ Value
--------------------------------------------------------------------------------
   Ref Proposition C Second Senior Ser A MBIA
   5.00%, 7/01/10                                       $ 2,290      $ 2,389,020
Los Angeles Cnty Pub Wrks Fin Auth
   Ref Flood Ctl Dist Ser A
   5.00%, 3/01/10                                         8,975        9,316,947
Los Angeles Cnty Pub Wrks Fin Auth Lease Rev
   Master Ref Proj Ser A MBIA
   5.00%, 12/01/09-12/01/11                              11,490       11,961,676
Los Angeles Cnty Pub Wrks Fin Auth Rev
   Regional Park & Open Space Dist Ser A AMBAC
   5.50%, 10/01/08                                        3,195        3,291,074
Los Angeles Dept of Arpts
   Arpt Rev FGIC AMT
   5.80%, 5/15/10                                           600          607,146
Los Angeles Dept of Wtr & Pwr
   Pwr Sys Ser A FSA
   5.25%, 7/01/18                                         2,040        2,146,692
   Pwr Sys Ser A MBIA
   5.375%, 7/01/18                                        5,000        5,312,600
   Pwr Sys Ser A SubSer A-1
   4.50%, 7/01/07                                         2,345        2,362,306
   5.00%, 7/01/09                                        15,245       15,726,285
Los Angeles Dept Wtr & Pwr Wtrwrks Rev
   Ser B MBIA
   5.00%, 7/01/11-7/01/12                                 5,345        5,624,160
Los Angeles Harbor Dept Rev
   Ser B AMT
   5.75%, 8/01/09                                         6,485        6,558,021
Los Angeles Sanitation Equipment Charge Rev
   Ser A FSA
   5.25%, 2/01/19-2/01/20                                 8,355        8,718,983
Los Angeles Uni Sch Dist
   AMBAC
   5.00%, 7/01/12                                         6,030        6,371,177
   Election of 1997 Ser E MBIA
   5.50%, 7/01/15                                         8,810        9,565,810
   Election of 2005 Ser C
   5.00%, 7/01/12                                         2,280        2,409,002
   Ser A FSA
   5.00%, 7/01/22                                         4,835        4,984,353
   5.25%, 7/01/20                                         1,470        1,551,673
   Ser A MBIA
   5.00%, 7/01/11                                         2,200        2,309,692
   5.25%, 7/01/12                                         1,755        1,877,499
   Prerefunded 7/01/13 @ 100
   5.375%, 7/01/17                                        6,910        7,501,634


--------------------------------------------------------------------------------
                                          SCB CALIFORNIA MUNICIPAL PORTFOLIO o 6

                                                       Principal
                                                     Amount (000)   U.S. $ Value
--------------------------------------------------------------------------------
   Ser A-1 FGIC
   5.00%, 7/01/20                                       $ 5,530      $ 5,765,689
   Ser A-2 MBIA
   5.00%, 7/01/20                                        11,000       11,468,820
   Ser D FGIC
   Prerefunded 7/01/10 @ 100
   5.625%, 7/01/15                                        1,295        1,381,156
   Ser E AMBAC
   5.00%, 7/01/15                                         3,090        3,280,560
Los Gatos-Saratoga Joint Union High Sch Dist
   Election of 1998 Ser B
   5.75%, 12/01/19-12/01/20                               2,470        2,683,359
Mammoth Uni Sch Dist
   Capital Appreciation MBIA
   Zero Coupon, 8/01/21-8/01/22                           2,100        1,035,126
Metropolitan Wtr Dist of Southern
   California Wtrwrks Rev
   Authorization Ser B-3 MBIA
   5.00%, 10/01/18                                        3,300        3,458,565
   Ser A
   Escrowed to Maturity
   5.75%, 7/01/21                                         3,660        4,103,994
   Ser B
   5.00%, 7/01/10                                         8,150        8,502,406
Mount San Antonio Cmnty College Dist
   Election of 2001 Ser A MBIA
   5.00%, 8/01/14                                         5,550        5,824,947
MSR Pub Pwr Agy San Juan Proj
   Ref Ser G MBIA
   5.30%, 7/01/12                                         5,930        6,073,565
Munimae Trust
   Ser 2001-1 Class A
   4.35%, 10/26/16                                        3,325        3,317,286
   Ser 2001-2 Class A
   4.35%, 10/26/16                                        3,875        3,866,010
Northern California Pwr Agy
   Geothermal Proj No.3 Ser A AMBAC
   5.80%, 7/01/09                                         4,960        5,227,493
Northern California Pwr Agy Pub Pwr Rev
   Hydro Elec Proj No. 1 Ser A MBIA
   5.00%, 7/01/17                                         2,685        2,769,416
   Ser A AMBAC
   Escrowed to Maturity
   5.80%, 7/01/09                                           935          986,229
Oakland Uni Sch Dist
   Election of 2000 MBIA
   5.00%, 8/01/10-8/01/13                                10,555       11,072,172


--------------------------------------------------------------------------------
7 o SCB CALIFORNIA MUNICIPAL PORTFOLIO

                                                       Principal
                                                     Amount (000)   U.S. $ Value
--------------------------------------------------------------------------------
Orange Cnty Local Transp Auth Sales Tax Rev
   Measure M-Second Senior Ser A MBIA
   5.50%, 2/15/10                                       $ 5,630      $ 5,945,787
   Ref Measure M-2ND Senior Ser A AMBAC
   5.70%, 2/15/10                                         2,000        2,125,540
Orange Cnty Pub Fin Auth Lease Rev
   Ref MBIA
   5.00%, 7/01/11-7/01/13                                21,070       22,247,045
Pasadena Uni Sch Dist
   Ser B FGIC
   5.00%, 7/01/20                                         2,050        2,137,720
Pittsburg Redev Agy
   Residential Mtg Rev
   Escrowed to Maturity
   9.60%, 6/01/16                                         1,000        1,397,960
Pomona Pub Fin Auth Rev
   Merged Redev Proj Ser AH AMBAC
   5.00%, 2/01/11                                         1,635        1,711,649
Rancho Santiago Cmnty College Dist
   FSA
   5.00%, 9/01/25                                         2,275        2,349,097
Rancho Wtr Dist Fin Auth Rev
   Ser A FSA
   5.50%, 8/01/12                                         1,075        1,150,336
Redding Joint Pwrs Fin Auth
   Elec Sys Rev Ser A MBIA
   6.25%, 6/01/09                                         1,000        1,066,130
Riverside
   Swr Rev FGIC
   7.00%, 8/01/08                                         1,000        1,063,480
Riverside Impt Bd Act of 1915
   Canyon Springs Assmt
   2.40%, 9/02/06                                         1,075        1,071,936
Sacramento Area Flood Ctl Agy
   Capital Assmt Dist No. 2-North Area AMBAC
   5.00%, 10/01/09                                        1,000        1,032,470
Sacramento City Fin Auth
   Capital Impt Ser A AMBAC
   5.50%, 12/01/17                                        5,930        6,363,127
   City Hall & Redev Projs Ser A FSA
   5.375%, 12/01/18                                       1,440        1,558,411
   Lease Rev Ser B
   5.40%, 11/01/20                                        2,000        2,139,720
Sacramento Cnty Sanitation Dist Fin Auth Rev
   FSA
   5.50%, 12/01/21                                        1,100        1,226,423


--------------------------------------------------------------------------------
                                          SCB CALIFORNIA MUNICIPAL PORTFOLIO o 8

                                                       Principal
                                                     Amount (000)   U.S. $ Value
--------------------------------------------------------------------------------
   Ser A
   5.60%, 12/01/16                                      $3,055       $3,078,401
Salinas Pub Fin Auth Rev
   Ref Assmt Dists Refinancing Subordinated Ser B
   4.75%, 9/02/06-9/02/08                                  650          649,161
   5.00%, 9/02/09                                          295          294,897
   5.25%, 9/02/11                                          310          312,266
Salinas Union High Sch Dist
   Ser A FGIC
   5.25%, 10/01/20-10/01/21                              4,630        4,894,679
San Bernardino Cnty COP
   West Valley Detention Ctr Ref Ser A MBIA
   5.25%, 11/01/17                                       7,495        8,012,380
San Diego Cnty COP
   Edgemoor Proj & Regional Sys AMBAC
   5.00%, 2/01/15                                        2,000        2,114,100
San Diego Cnty Regional Transp Auth
   Sales Tax Rev Ser A FGIC
   5.25%, 4/01/08                                        2,360        2,420,817
San Diego Uni Sch Dist
   Capital Appreciation Election of 1998 Ser D FGIC
   5.25%, 7/01/25                                        2,000        2,137,460
San Francisco City & Cnty
   Laguna Honda Hosp  1999 Ser A AMBAC
   5.00%, 6/15/12                                        1,465        1,548,901
San Francisco City & Cnty Arpt Comm
   Int'l Arpt Rev Second Ser 10A MBIA AMT
   5.45%, 5/01/12                                        2,145        2,197,188
   Int'l Arpt Rev Second Ser 15A FSA AMT
   5.00%, 5/01/18                                        2,420        2,456,276
San Francisco City & Cnty Pub Util Comm
   Clean Wtr Rev Ser A MBIA
   5.25%, 10/01/14                                       4,940        5,280,119
   Wtrwrks Rev Ser A
   5.00%, 11/01/12                                       2,460        2,505,923
San Jose Arpt Rev
   FGIC
   5.875%, 3/01/07                                         270          273,615
   Ref Ser B FSA AMT
   5.00%, 3/01/08                                        3,050        3,092,304
San Jose Redev Agy Tax Alloc
   Merged Area Redev MBIA
   Escrowed to Maturity
   6.00%, 8/01/15                                          330          376,009
   Merged Area Redev Proj Unrefunded
   Balance MBIA


--------------------------------------------------------------------------------
9 o SCB CALIFORNIA MUNICIPAL PORTFOLIO

                                                       Principal
                                                     Amount (000)   U.S. $ Value
--------------------------------------------------------------------------------
   6.00%, 8/01/15                                       $   670      $   757,455
San Mateo Cnty Cmnty College Dist
   Election of 2001 Ser A FGIC
   5.375%, 9/01/20                                        1,000        1,068,100
San Mateo Cnty Transp Dist
   Ser A MBIA
   5.50%, 6/01/16                                         1,430        1,584,168
San Ramon Valley Uni Sch Dist
   Election of 2002 FSA
   5.25%, 8/01/20                                         1,000        1,063,460
Santa Clara Cnty Fin Auth
   Lease Rev Ser A AMBAC
   5.00%, 11/15/17                                        6,390        6,609,113
Santa Clara Redev Agy Tax Alloc
   Bayshore North Proj MBIA
   5.00%, 6/01/15                                         1,000        1,004,930
Santa Fe Springs Cmnty Dev Commission
   Ref Ser A MBIA
   5.375%, 9/01/17                                        1,460        1,537,979
South Orange Cnty Pub Fin Auth
   Spl Tax Rev Foothill Area Ser C FGIC
   8.00%, 8/15/09                                         1,100        1,230,075
Southern California Pub Pwr Auth Pwr Proj Rev
   San Juan Power Ser B FSA
   5.25%, 1/01/20(a)(d)                                  21,250       22,676,087
Taft Pub Fin Auth Lease Rev
   Cmnty Correctional Fac Proj A
   5.95%, 1/01/11                                         2,590        2,642,991
Tahoe-Truckee Uni Sch Dist No.1
   MBIA
   5.50%, 8/01/19                                         1,185        1,318,467
Tobacco Securitization Auth of Northern California
   Asset Bkd Bds Ser A
   5.375%, 6/01/41                                       12,915       13,757,187
Tobacco Securitization Auth of Southern California
   Asset Bkd Bds Ser A
   5.50%, 6/01/36                                         7,825        8,444,896
   Asset Bkd Bds Ser B
   6.00%, 6/01/43                                         8,975        9,919,978
University of California Rev
   General Ser A AMBAC
   5.00%, 5/15/11                                         1,720        1,804,779
   Hosp Med Ctr AMBAC
   Prerefunded 7/01/06 @ 101
   5.75%, 7/01/24                                         1,120        1,131,200
   Ser B AMBAC


--------------------------------------------------------------------------------
                                         SCB CALIFORNIA MUNICIPAL PORTFOLIO o 10

                                                       Principal
                                                     Amount (000)   U.S. $ Value
--------------------------------------------------------------------------------
   5.00%, 5/15/12                                       $2,780      $  2,935,958
   Ser F FSA
   5.00%, 5/15/10                                        2,000         2,083,820
Upland Cmnty Redev Agy Tax Alloc Notes
   Magnolia Redev Proj
   3.90%, 11/01/09                                       2,625         2,603,108
Vacaville Impt Bd Act 1915
   Ref & Impt Consolidated Reassessment Ser A
   4.25%, 9/02/06                                          645           643,246
Walnut Pub Fin Auth Tax Alloc Rev
   AMBAC
   5.375%, 9/01/20                                       2,075         2,212,490
                                                                    ------------
                                                                     974,609,078
                                                                    ------------
Colorado-0.0%
Denver City & Cnty
   Airport Rev Ser D AMT
   7.75%, 11/15/13                                         500           559,740
                                                                    ------------
Florida-2.7%
Arborwood CDD Cap Impt Rev
   5.25%, 5/01/16                                        1,920         1,906,905
Bartram Park CDD Spl Assmt
   4.875%, 5/01/15                                         850           838,882
Beacon Tradeport CDD
   Spl Assmt Industrial Proj Ser B
   7.125%, 5/01/22                                         860           904,815
Clearwater Cay CDD
   BANS
   5.375%, 12/01/06                                      1,500         1,500,180
Concorde Estates CDD
   Capital Impt Rev Ser B
   5.00%, 5/01/11                                          685           681,184
Dupree Lakes CDD
   5.00%, 11/01/10                                         660           652,199
Durbin Crossing CDD
   Spl Assmt Ser B-2
   4.875%, 11/01/10                                      2,140         2,127,096
Fiddlers Creek CDD No. 2
   Spl Assmt Rev Ser B
   5.75%, 5/01/13                                        1,600         1,628,368
Fishhawk CDD No. 2
   Spl Assmt Ser B
   5.00%, 11/01/07                                          55            54,652
Gateway CDD
   (Sun City Center)
   5.50%, 5/01/10                                          690           691,849


--------------------------------------------------------------------------------
11 o SCB CALIFORNIA MUNICIPAL PORTFOLIO

                                                       Principal
                                                     Amount (000)   U.S. $ Value
--------------------------------------------------------------------------------
Lake Ashton II CDD Capital Impt Rev
   Ser B
   4.875%, 11/01/10                                     $  720       $   714,859
Meadow Pointe III CDD
   Capital Impt Rev Ser 2004-1
   4.80%, 11/01/09                                       1,540         1,515,807
Miami Beach Hlth Facs Hosp Rev
   (Mount Sinai Med Ctr) Ser 04
   6.75%, 11/15/24                                       2,400         2,646,816
Middle Village CDD
   Spl Assmt Ser B
   5.00%, 5/01/09                                          495           493,515
Monterra CDD
   Spl Assmt Ser B
   5.00%, 11/01/10                                       2,400         2,386,176
   5.125%, 11/01/14                                      1,185         1,171,195
Paseo CDD Capital Impt Rev
   Ser B
   4.875%, 5/01/10                                         875           861,044
Sandy Creek CDD
   Spl Assmt Ser B
   5.00%, 11/01/10                                       1,000           990,920
Shingle Creek
   BANS
   5.125%, 8/01/06                                       1,290         1,290,168
Sterling Hill CDD
   Capital Impt Ser B
   5.50%, 11/01/10                                         645           645,664
Tern Bay CDD
   Capital Impt Rev Ser B
   5.00%, 5/01/15                                        1,050         1,040,508
The Quarry CDD
   Spl Assmt
   5.25%, 5/01/16                                        2,065         2,041,727
Venetian CDD
   Capital Impt Ser B
   5.95%, 5/01/12                                          390           401,150
Villasol CDD
   Spl Assmt Rev Ser B
   5.375%, 5/01/08                                         365           365,325
Vizcaya Kendall CDD
   BANS
   5.125%, 12/01/06                                      4,800         4,806,384
                                                                     -----------
                                                                      32,357,388
                                                                     -----------
Guam-0.5%
Guam Wtrworks Auth COP
   Prerefunded 7/01/10 @ 1005.18%, 7/01/15               2,562         2,631,651


--------------------------------------------------------------------------------
                                         SCB CALIFORNIA MUNICIPAL PORTFOLIO o 12

                                                       Principal
                                                     Amount (000)   U.S. $ Value
--------------------------------------------------------------------------------
Wtr & Wastewtr
   Sys Rev
    5.00%, 7/01/12                                      $ 1,270      $ 1,277,925
    5.50%, 7/01/16                                        1,500        1,546,710
                                                                     -----------
                                                                       5,456,286
                                                                     -----------
Illinois-0.5%
Bolingbrook Sales Tax Rev
   Zero Coupon, 1/01/26                                   4,450        4,116,650
Pingree Grove Spl Svc Area No. 1
   CamBrdg Lakes Proj Ser 05-1
   5.25%, 3/01/15                                         1,252        1,241,058
                                                                     -----------
                                                                       5,357,708
                                                                     -----------
Indiana-0.3%
South Bend Eco Dev Rev
   One Michiana Square Proj
   4.50%, 10/01/09(b)                                     3,100        3,100,000
                                                                     -----------
Michigan-0.0%
Michigan State Strategic Fund SWDR
   Ltd. Oblig Waste Mgmnt
   3.00%, 12/01/13(b)                                       415          411,829
                                                                     -----------
Nevada-0.5%
Clark Cnty
   Spl Impt Dist No. 142
   5.30%, 8/01/11                                         2,000        2,061,340
Henderson Local Impt Dist
   No. T-14
   3.75%, 3/01/07                                         1,715        1,710,232
   No. T-16
   4.75%, 3/01/13                                           325          322,156
Las Vegas Spl Impt Dist No. 607
   Local Impt Bds
   4.80%, 6/01/09                                         1,620        1,614,719
                                                                     -----------
                                                                       5,708,447
                                                                     -----------
New York-2.1%
New York City
   Ser H
   5.00%, 8/01/10                                         2,160        2,235,384
New York City GO
   Ser G
   5.00%, 8/01/10-8/01/11                                20,630       21,426,644
   Ser H
   5.00%, 8/01/11                                         1,700        1,767,762
                                                                     -----------
                                                                      25,429,790
                                                                     -----------


--------------------------------------------------------------------------------
13 o SCB CALIFORNIA MUNICIPAL PORTFOLIO

                                                       Principal
                                                     Amount (000)   U.S. $ Value
--------------------------------------------------------------------------------
North Carolina-0.3%
North Carolina Eastern Mun Pwr Agy Pwr Sys Rev
   Ref Ser C
   5.30%, 1/01/15                                       $ 3,580      $ 3,733,403
                                                                     -----------
Ohio-0.2%
Port Auth Columbiana Cnty Solid Waste Facs Rev
   Liberty Waste Trans LLC Proj Ser A AMT
   7.00%, 8/01/21                                         2,865        2,831,365
                                                                     -----------
Pennsylvania-0.3%
Beaver Cnty IDA PCR
   Cleveland Electric Proj
   3.75%, 10/01/30(b)                                     3,415        3,386,656
                                                                     -----------
Puerto Rico-7.2%
Puerto Rico Commonwealth
   MBIA
   5.50%, 7/01/08                                         2,870        2,963,017
   Ref FGIC
   5.25%, 7/01/10                                         2,000        2,101,040
   Ref Pub Impt Ser C
   5.00%, 7/01/18                                         5,000        5,069,700
   Ref Public Impt Ser A MBIA IBC
   5.50%, 7/01/15                                         5,340        5,838,382
   Ref Ser A
   5.00%, 7/01/30                                         3,215        3,303,605
Puerto Rico Elec Pwr Auth Pwr Rev
   Ref Ser Y MBIA
   6.50%, 7/01/06                                         3,015        3,015,000
Puerto Rico Hwy & Transp Auth Hwy Rev
   Ref Ser AA FSA
   5.00%, 7/01/26                                        31,030       32,197,349
Puerto Rico Hwy & Transp Auth Transp Rev
   5.00%, 7/01/07                                         3,230        3,253,450
   Ser A AMBAC
   5.50%, 7/01/10                                           890          943,106
   Ser A AMBAC Escrowed to Maturity
   Escrowed to Maturity
   5.50%, 7/01/10                                         1,610        1,704,845
Puerto Rico Infrastructure Fin Auth
   5.50%, 7/01/15                                         4,155        4,542,786
Puerto Rico Mun Fin Agy
   Ref Ser C FSA
   5.00%, 8/01/13                                         5,820        6,138,470
   Ser A
   5.00%, 8/01/10                                         3,915        4,019,139
Puerto Rico Pub Bldg Auth Rev Gtd


--------------------------------------------------------------------------------
                                         SCB CALIFORNIA MUNICIPAL PORTFOLIO o 14

                                                     Principal
                                                   Amount (000)    U.S. $ Value
--------------------------------------------------------------------------------
   Govt Facs Ser H FGIC
   5.25%, 7/01/14                                    $3,080       $    3,303,947
   Ser L FSA
   5.60%, 7/01/08                                     2,500            2,585,775
Puerto Rico Pub Fin Corp. Commonwealth
   Appropriation
   Ser A MBIA
   5.25%, 8/01/29                                     4,335            4,583,049
                                                                  --------------
                                                                      85,562,660
                                                                  --------------
South Carolina-0.2%
Lancaster Cnty Assmt Rev
   Edenmoor Impt Dist Ser B
   5.375%, 12/01/16                                   1,875            1,868,588
                                                                  --------------
Trust Territories-0.2%
Northern Mariana Islands Commonwealth
   Ser A ACA
   6.00%, 6/01/14                                     2,785            2,961,541
                                                                  --------------
U.S. Virgin Islands-0.1%
Virgin Islands Pub Fin Auth Rev
   Fed Hwy Reimb Loan Note FSA
   5.00%, 9/01/06                                     1,000            1,001,860
                                                                  --------------
Virginia-0.5%
Broad Str CDA
   7.125%, 6/01/15                                    1,190            1,289,496
Celebrate CDA Spl Assmt Rev
   Proj Ser B
   6.25%, 3/01/18                                     1,250            1,299,150
Louisa IDA PCR
   Elec & Pwr Co.
   5.25%, 12/01/08                                    3,295            3,344,754
                                                                  --------------
                                                                       5,933,400
                                                                  --------------
West Virginia-0.2%
Putnam Cnty PCR
   Appalachian Pwr Co. Proj Ser E
   2.80%, 5/01/19                                     2,500            2,480,650
                                                                  --------------
Total  Municipal Bonds
   (cost $1,169,008,632)                                           1,163,470,877
                                                                  --------------
Short-Term Municipal Notes-2.4%
California-2.3%
California State
   Kindergarten Univ Ser A-2
   3.88%, 5/01/34(d)                                    800              800,000
California State Dept of Wtr Res Rev Pwr
   Supply Rev
   Ser B-4
   3.88%, 5/01/22(d)                                  9,250            9,250,000


--------------------------------------------------------------------------------
15 o SCB CALIFORNIA MUNICIPAL PORTFOLIO

                                                    Principal
                                                  Amount (000)     U.S. $ Value
--------------------------------------------------------------------------------
   Ser F-2
   3.94%, 5/01/20(d)                                 $   800     $      800,000
   SubSer B-3
   3.91%, 5/01/22                                      3,000          3,000,000
Contra Costa Cnty MFHR
   Pleasant Hill BART Transit-A
   3.95%, 4/15/46                                     14,345         14,326,639
                                                                 --------------
                                                                     28,176,639
                                                                 --------------
Puerto Rico-0.1%
Puerto Rico Commonwealth
   TANS
   4.50%, 7/28/06                                      1,255          1,255,464
                                                                 --------------
Total Short-Term Municipal Notes
   (cost $29,450,003)                                                29,432,103
                                                                 --------------
Total Investments - 100.1%
   (cost $1,198,458,635)(e)                                       1,192,902,980
Other assets less liabilities - (0.1)%                               (1,753,263)
                                                                 --------------
Net Assets - 100%                                                $1,191,149,717
                                                                 --------------

INTEREST RATE SWAP TRANSACTIONS

                                                Rate Type
                                          ---------------------
                                           Payments    Payments
                 Notional                  made by     received
     Swap         Amount    Termination      the        by the     Unrealized
 Counterparty     (000)         Date      Portfolio   Portfolio   Depreciation
------------------------------------------------------------------------------
Citigroup         $10,300     6/22/07        BMA*       2.962%      $(97,274)
Goldman Sachs       5,400     7/05/06        BMA*       3.283%        (4,042)
Goldman Sachs       5,400     1/05/07        BMA*       3.405%       (15,516)
JP Morgan           9,800     4/05/07        BMA*       2.988%       (75,175)
JP Morgan           5,800     10/01/07       BMA*       3.635%       (11,815)
Morgan Stanley      5,400     10/06/06       BMA*       3.217%       (14,923)

* Variable interest based on the BMA (Bond Market Association) Municipal Swap Index, which fluctuates weekly.

(a) Represents entire or partial position segregated as collateral for interest rate swaps.

(b)  Variable rate coupon, rate shown as of June 30, 2006.

(c)  When-issued security.

(d) Represents entire or partial position segregated as collateral for when-issued securities.


--------------------------------------------------------------------------------
                                         SCB CALIFORNIA MUNICIPAL PORTFOLIO o 16

(e) At June 30, 2006, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $11,256,171 and gross unrealized depreciation of investments was $16,811,826, resulting in net unrealized depreciation of $5,555,655 (excluding foreign currency transactions and futures contracts and swaps).

     Glossary of Terms:

     ACA - American Capital Access Financial Guaranty Corporation
     AMBAC - American Municipal Bond Assurance Corporation
     AMT - Alternative Minimum Tax - (subject to)
     BANS - Bond Anticipation Notes
     BART - Bay Area Rapid Transit
     CDA - Community Development Authority
     CDD - Community Development District
     COP - Certificate of Participation
     CSUCI - California State University Channel Islands
     FGIC - Financial Guaranty Insurance Company
     FNMA - Federal National Mortgage Association
     FSA - Financial Security Assurance, Inc.
     GNMA - Government National Mortgage Association
     GO - General Obligation
     IBC - International Bancshares Corporation
     IDA - Industrial Development Authority
     MBIA - Municipal Bond Investors Assurance
     MFHR - Multi-Family Housing Revenue
     MSR - Modesto Irrigation Dist. City of Santa Clara and City of Redding PCR - Pollution Control Revenue
     RADIAN - Radian Group, Inc.
     SFMR - Single-Family Mortgage Revenue
     SWDR - Solid Waste Disposal Revenue
     TANS - Tax Anticipation Notes
     XLCA - XL Capital Assurance


--------------------------------------------------------------------------------
17 o SCB CALIFORNIA MUNICIPAL PORTFOLIO

Sanford C. Bernstein Fund, Inc.
New York Municipal Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2006 (unaudited)

                                                      Principal
                                                     Amount (000)   U.S. $ Value
--------------------------------------------------------------------------------
MUNICIPAL BONDS-99.0%
Arizona-0.1%
Pima Cnty IDA
   Horizon Cmnty Learning Center
   4.45%, 6/01/14                                      $ 1,015       $   975,060
Watson Road Cmnty Facs
   Dist Spl Assmt Rev
   4.70%, 7/01/09                                          805           801,675
                                                                     -----------
                                                                       1,776,735
                                                                     -----------
California-1.4%
California Dept of Wtr Res
   Ser A
   5.50%, 5/01/09                                       10,345        10,771,007
California Statewide CDA
   Kaiser Permanente Ser E
   3.875%, 4/01/32(a)                                    3,075         3,058,487
   Kaiser Permanente Ser F
   2.30%, 4/01/33(a)                                     6,925         6,837,953
                                                                     -----------
                                                                      20,667,447
                                                                     -----------
Colorado-0.3%
Denver City & Cnty
   Airport Rev Ser D AMT
   7.75%, 11/15/13                                       1,000         1,119,480
Todd Creek Farms Metro Dist No. 1
   Wtr Rev Ref & Impt
   5.60%, 12/01/14                                       2,765         2,804,982
                                                                     -----------
                                                                       3,924,462
                                                                     -----------
Florida-3.7%
Amelia Walk CDD Spl Assmt
   Ser B
   5.20%, 5/01/14                                          840           838,370
Arborwood CDD Cap Impt Rev
   5.25%, 5/01/16                                        2,435         2,418,393
   Centex Homes Proj Ser A-2
    5.25%, 5/01/36                                       1,500         1,479,405
Bartram Park CDD Spl Assmt
   4.875%, 5/01/15                                       1,130         1,115,220
Beacon Tradeport CDD
   Spl Assmt Industrial Proj Ser B
   7.125%, 5/01/22                                       1,330         1,399,306


--------------------------------------------------------------------------------
1 o SCB NEW YORK MUNICIPAL PORTFOLIO

                                                      Principal
                                                     Amount (000)   U.S. $ Value
--------------------------------------------------------------------------------
CFM CDD Rev
   Capital Impt Ser B
   5.875%, 5/01/14                                      $3,500       $3,549,000
Concorde Estates CDD
   Capital Impt Rev Ser B
   5.00%, 5/01/11                                          900          894,987
Dupree Lakes CDD
   5.00%, 11/01/10                                         885          874,539
Durbin Crossing CDD
   Spl Assmt Ser B-2
   4.875%, 11/01/10                                      2,700        2,683,719
Fiddlers Creek CDD No. 2
   Spl Assmt Rev Ser B
   5.75%, 5/01/13                                        2,400        2,442,552
Fishhawk CDD No. 2
   Spl Assmt Ser B
   5.00%, 11/01/07                                         105          104,335
   5.125%, 11/01/09                                      1,290        1,283,615
Gateway Svcs CDD
   Spl Assmt Sun City Center Fort Meyers Proj B
   5.50%, 5/01/10                                          975          977,613
Hammock Bay CDD
   Spl Assmt Ser B
   5.375%, 5/01/11                                         845          843,809
Live Oak CDD No. 002
   Spl Assmt Ser B
   5.00%, 11/01/09                                       1,060        1,052,834
Meadow Pointe III CDD
   Capital Impt Ser B
   5.25%, 11/01/07                                         230          229,144
Meadow Pointe IV CDD
   Florida Capital Impt Rev Ser B
   5.125%, 11/01/07                                        685          686,274
Miami Beach Hlth Facs Hosp Rev
   Ref Mount Sinai Med Ctr
   6.75%, 11/15/24                                       3,300        3,639,372
Middle Village CDD
   Spl Assmt Ser B
   5.00%, 5/01/09                                          495          493,515
Midtown Miami CDD
   Spl Assmt Ser A
   6.00%, 5/01/24                                        1,420        1,513,933
Montecito CDD
   Spl Assmt Ser B
   5.10%, 5/01/13                                        2,390        2,362,850
Monterra CDD
   Spl Assmt Ser B


--------------------------------------------------------------------------------
                                            SCB NEW YORK MUNICIPAL PORTFOLIO o 2

                                                      Principal
                                                     Amount (000)   U.S. $ Value
--------------------------------------------------------------------------------
   5.00%, 11/01/10                                      $2,965       $ 2,947,922
   5.125%, 11/01/14                                      1,500         1,482,525
Overoaks CDD
   Capital Impt Rev Ser B
   5.125%, 5/01/09                                       1,240         1,241,166
Parkway Center CDD
   Spl Assmt Ref Ser B
   5.625%, 5/01/14                                       2,510         2,524,659
Paseo CDD
   Spl Assmt
   5.00%, 2/01/11                                        1,150         1,149,034
Sandy Creek CDD
   Spl Assmt Ser B
   5.00%, 11/01/10                                       4,910         4,865,417
Shingle Creek
   BANS
   5.125%, 8/01/06                                       1,600         1,600,208
Sterling Hill CDD
   Capital Impt Ser B
   5.50%, 11/01/10                                         645           645,664
Tern Bay CDD
   Capital Impt Rev Ser B
   5.00%, 5/01/15                                        1,525         1,511,214
The Quarry CDD
   Spl Assmt
   5.25%, 5/01/16                                        2,600         2,570,698
Venetian CDD
   Capital Impt Ser B
   5.95%, 5/01/12                                          580           596,582
Verano Ctr CDD
   Cmnty Infrastructure Proj Ser B
   5.00%, 11/01/13                                       2,000         1,978,080
West Villages Impt Dist Rev
   Spl Assmt Unit Of Dev No. 2
   5.35%, 5/01/15                                        2,000         1,990,460
                                                                     -----------
                                                                      55,986,414
                                                                     -----------
Guam-0.4%
Guam Government Wtrworks Auth
   5.00%, 7/01/11                                        2,160         2,170,692
Guam Wtrworks Auth COP
   Prerefunded 7/01/10 @ 100
   5.18%, 7/01/15                                        3,435         3,527,642
                                                                     -----------
                                                                       5,698,334
                                                                     -----------
Illinois-0.3%
Bolingbrook Sales Tax Rev
   5.75%, 1/01/15                                        2,000         1,847,620


--------------------------------------------------------------------------------
3 o SCB NEW YORK MUNICIPAL PORTFOLIO

                                                      Principal
                                                     Amount (000)   U.S. $ Value
--------------------------------------------------------------------------------
Cortland Spl Tax Rev
   Sheaffer Sys Proj
   5.50%, 3/01/17                                        $1,330      $1,325,505
Pingree Grove Spl Svc Area No. 1
   CamBrdg Lakes Proj Ser 05-1
   5.25%, 3/01/15                                         1,643       1,628,640
                                                                     ----------
                                                                      4,801,765
                                                                     ----------
Indiana-0.2%
South Bend Eco Dev Rev
   One Michiana Square Proj
   4.50%, 10/01/09(a)                                     3,110       3,110,000
                                                                     ----------
Nevada-0.5%
Clark Cnty Spl Impt Dist No. 142
   4.75%, 8/01/09                                         2,945       2,975,039
Henderson Local Impt Dist No. T-18
   4.35%, 9/01/09                                           950         945,250
Henderson Local Impt Dists No. T-16
   4.625%, 3/01/12                                          550         544,682
Las Vegas Spl Impt Dist No. 607
   Local Impt Bonds
   5.00%, 6/01/10                                         1,905       1,900,904
   5.35%, 6/01/12                                         1,395       1,404,067
                                                                     ----------
                                                                      7,769,942
                                                                     ----------
New York-84.7%
Albany Cnty
   FGIC
   5.00%, 10/01/12                                        1,100       1,143,780
Babylon
   Ser A AMBAC
   9.20%, 1/15/08                                         1,345       1,453,474
   Waste Facs FGIC
   9.00%, 8/01/09                                         1,550       1,775,076
Dutchess Cnty Resource Recovery Agy
   Solid Waste Sys BANS
   3.65%, 12/28/07                                        6,800       6,698,136
Erie Cnty IDA Sch Fac Rev
   City Sch Dist Buffalo Proj FSA
   5.00%, 5/01/10-5/01/14                                 3,340       3,491,048
   5.75%, 5/01/24                                         1,520       1,671,301
Long Island Pwr Auth Elec Sys Rev
   AMBAC
   5.00%, 4/01/10                                         3,530       3,658,598
   MBIA Ser 1998B
   5.125%, 4/01/11                                        4,085       4,211,758
   Prerefunded 6/01/08 @ 101 Ser A FSA
   5.125%, 12/01/22                                         795         821,831
   Ser 8 SubSer 8B-RMK AMBAC


--------------------------------------------------------------------------------
                                            SCB NEW YORK MUNICIPAL PORTFOLIO o 4

                                                      Principal
                                                     Amount (000)   U.S. $ Value
--------------------------------------------------------------------------------

   5.25%, 4/01/09(a)                                    $ 4,550      $ 4,713,664
   Ser A
   5.00%, 6/01/09                                         7,500        7,676,475
   Ser A AMBAC
   5.50%, 12/01/09                                        1,180        1,241,112
   Ser A FSA
   5.00%, 12/01/15                                        2,340        2,410,153
   Ser A MBIA-IBC
   5.50%, 12/01/23                                        5,300        5,515,021
   Unrefunded Ser A FSA
   5.125%, 12/01/22                                       1,705        1,749,552
MTA Commuter Facs
   Ser A
   Prerefunded 07/01/2011 @ 100
   5.25%, 7/01/28                                         2,780        2,948,551
   Ser A MBIA
   Escrowed to Maturity
   6.10%, 7/01/09                                         1,495        1,588,153
   Ser B AMBAC
   Escrowed to Maturity
   5.00%, 7/01/20                                         1,260        1,288,363
MTA Dedicated Tax Fund
   Ser A FSA
   5.25%, 11/15/12-4/01/15                               15,285       16,434,168
   Ser A MBIA
   5.00%, 11/15/11                                        1,865        1,958,642
   5.25%, 11/15/13                                        2,660        2,854,233
MTA New York Svc Contract
   Ser 7
   Escrowed to Maturity
   5.45%, 7/01/07                                         1,250        1,270,863
   Ser B FGIC
   5.00%, 1/01/09                                         8,095        8,315,589
   5.50%, 7/01/10                                         6,680        7,073,519
   Ser B MBIA
   5.50%, 1/01/13                                         3,950        4,278,482
   Ser B-1 AMBAC
   Prerefunded 01/01/2012 @ 100
   5.00%, 7/01/18                                         1,000        1,052,340
   Ser K MBIA
   Escrowed to Maturity
   6.30%, 7/01/07                                         2,400        2,459,640
MTA Rev
   Ref Ser A AMBAC
   5.50%, 11/15/18                                        5,325        5,732,096


--------------------------------------------------------------------------------
5 o SCB NEW YORK MUNICIPAL PORTFOLIO

                                                      Principal
                                                     Amount (000)   U.S. $ Value
--------------------------------------------------------------------------------
MTA Transit Facs New York Svc Contract
   Ser O AMBAC
   Escrowed to Maturity
   5.75%, 7/01/08                                       $ 1,910      $ 1,981,339
MTA Transportation Rev
   Ref Ser E MBIA
   5.00%, 11/15/10                                       10,150       10,593,047
Municipal Assistance Corp.
   Ser O
   Economically Defeased to Maturity
   5.25%, 7/01/07                                         1,145        1,161,912
Nassau Cnty
   Combined Sewer Dists Ser A AMBAC
   5.50%, 7/01/10                                         1,120        1,183,862
   Ser A AMBAC
   6.00%, 7/01/11                                         1,000        1,087,710
   Ser A FGIC
   6.00%, 7/01/12-7/01/13                                 2,000        2,210,420
   Ser G MBIA
   5.40%, 1/15/10                                         1,090        1,141,884
Nassau Cnty IDA
   North Shore Hlth Sys Proj Ser C
   5.625%, 11/01/10                                         610          626,092
Nassau Cnty Interim Fin Auth
   Ref Sales Tax Secured Ser B
   5.00%, 11/15/12-11/15/14                              10,190       10,749,462
   Sales Tax Secured Ser A
   5.00%, 11/15/12                                        2,715        2,864,406
   Sales Tax Secured Ser A1 AMBAC
   5.375%, 11/15/15-11/15/16                              3,770        4,032,354
   Ser A AMBAC
   5.00%, 11/15/13                                        4,145        4,382,384
New York City GO
   Ref Ser G
   5.25%, 8/01/07                                         4,420        4,488,289
   Ser 03C
   5.50%, 9/15/19                                         1,000        1,064,580
   Ser 04G
   5.00%, 8/01/08                                         3,735        3,813,584
   Ser 98F
   5.50%, 8/01/07                                           500          509,020
   Ser A
   5.00%, 8/01/07-8/01/10                                 6,495        6,673,166
   5.25%, 8/01/09-8/01/17                                 7,465        7,812,014
   Ser A XLCA
   Prerefunded 05/15/2010 @ 101
   6.50%, 5/15/17                                         2,740        3,017,370
   Ser B


--------------------------------------------------------------------------------
                                            SCB NEW YORK MUNICIPAL PORTFOLIO o 6

                                                      Principal
                                                     Amount (000)   U.S. $ Value
--------------------------------------------------------------------------------
   5.00%, 8/01/10                                       $ 3,740      $ 3,870,527
   5.25%, 8/01/14                                         1,700        1,818,643
   Ser B AMBAC
   7.25%, 8/15/07                                         1,265        1,312,703
   Ser B FSA
   5.25%, 8/01/12-8/01/16                                14,105       14,926,418
   Ser D MBIA-IBC
   Prerefunded 08/01/2007 @ 101
   5.25%, 8/01/21                                           390          399,980
   6.50%, 11/01/09                                        3,345        3,609,857
   Ser F
   5.25%, 8/01/16                                         3,335        3,490,344
   Ser F MBIA-IBC
   5.75%, 8/01/11                                         1,110        1,198,833
   Ser G
   5.00%, 8/01/06-8/01/12                                27,745       28,443,632
   5.50%, 8/01/09                                        18,230       19,006,598
   Ser G MBIA-IBC
   5.75%, 8/01/11                                         6,460        6,976,994
   Ser H
   5.00%, 8/01/11                                         1,080        1,123,049
   Ser I
   5.00%, 8/01/08-8/01/10                                 9,125        9,404,483
   Ser I MBIA-IBC
   5.00%, 8/01/13                                         3,440        3,621,770
   Ser J
   5.00%, 3/01/10                                         5,800        5,983,048
   Ser J MBIA
   5.00%, 8/01/23                                         1,240        1,270,306
   Ser M
   5.00%, 4/01/11                                         2,870        2,977,482
   SubSer F-1
   5.25%, 9/01/14                                         6,345        6,746,512
New York City Hlth & Hosp Corp.
   Hlth Sys Rev Ref Ser A AMBAC
   5.00%, 2/15/10                                         9,475        9,799,708
New York City Hsg Dev Corp.
   MFHR Ser C AMT
   4.25%, 5/01/10(b)                                     14,175       14,206,185
New York City IDA
   Civic Facs Rev Polytechnic Univ Proj
   5.75%, 11/01/11-11/01/12                               3,775        3,726,400
   6.00%, 11/01/20                                        1,045        1,030,433
New York City IDA Civic Fac Rev
   Magen David Yeshivah Proj ACA
   4.99%, 6/15/13                                         7,985        8,106,372


--------------------------------------------------------------------------------
7 o SCB NEW YORK MUNICIPAL PORTFOLIO

                                                      Principal
                                                     Amount (000)   U.S. $ Value
--------------------------------------------------------------------------------
New York City IDA Spl Fac Rev
   Terminal One Group Association Proj.
   5.00%, 1/01/08-1/01/09                               $ 5,745      $ 5,820,209
New York City Mun Wtr Fin Auth
   Ref Ser A
   5.25%, 6/15/11                                         1,000        1,055,980
   Ser A
   6.00%, 6/15/09-6/15/10                                 2,880        3,073,674
   Ser A AMBAC
   5.875%, 6/15/13                                        1,665        1,851,480
   Ser D
   5.00%, 6/15/10                                         4,975        5,165,692
   5.50%, 6/15/17                                         2,460        2,632,717
New York City Mun Wtr Fin Auth Wtr & Sewer Sys Rev
   Prefefunded 6/15/07 @ 101 B AMBAC TCRS BNY
   5.75%, 6/15/26                                         5,000        5,141,700
   Ser A AMBAC
   5.875%, 6/15/12                                        8,285        9,131,313
   Ser B
   5.00%, 6/15/12                                         5,000        5,251,200
   Ser D FSA
   5.00%, 6/15/11                                         6,215        6,510,896
New York City TFA
   2004 Ser C
   Prerefunded 5/01/08 @ 101
   5.00%, 5/01/26                                            10           10,306
   Ref Ser A-1
   5.00%, 11/01/12                                        3,420        3,601,294
   Ser 2A
   5.50%, 11/01/26(a)                                    17,830       18,975,934
   Ser A
   5.25%, 5/01/17                                         1,000        1,049,320
   5.375%, 2/15/18                                        3,350        3,544,970
   Ser A FGIC
   5.50%, 11/01/13                                        7,075        7,657,909
   Ser A-1
   5.00%, 11/01/11-11/01/13                              14,295       15,029,282
   Ser B
   5.125%, 11/01/15                                       1,185        1,234,936
   5.50%, 2/01/10-2/01/17                                12,885       13,730,956
   Ser B MBIA-IBC
   5.375%, 2/01/14                                        3,610        3,862,989
   Ser C
   Prerefunded 5/01/08 @ 101
   5.00%, 2/15/09-5/01/26                                 6,375        6,558,787
   Prerefunded 5/01/09 @ 101
   5.25%, 2/01/13-2/01/21                                12,120       12,819,212


--------------------------------------------------------------------------------
                                            SCB NEW YORK MUNICIPAL PORTFOLIO o 8

                                                      Principal
                                                     Amount (000)   U.S. $ Value
--------------------------------------------------------------------------------
   Prerefunded 5/01/08 @ 101
   5.25%, 5/01/12(c)                                    $ 4,185      $ 4,331,057
   Ser C AMBAC
   5.25%, 8/01/20                                         3,000        3,165,480
   Ser C-2005
   Prerefunded 5/01/08 @ 101
   5.00%, 5/01/26                                           870          896,579
   Ser D-2 FGIC
   5.00%, 11/01/13                                       18,225       19,263,825
   Ser E FSA
   5.25%, 2/01/14                                         7,800        8,311,758
   Ser E MBIA
   5.25%, 2/01/21                                         2,000        2,100,660
   Ser E MBIA-IBC
   5.00%, 2/01/10                                         1,285        1,332,943
   SubSer D-1
   5.00%, 11/01/09-11/01/10                              20,520       21,319,268
   SubSer D-2
   5.00%, 11/01/12                                       14,760       15,542,428
   Tax Secured Ref Ser B
   5.25%, 2/01/29                                         2,685        2,813,531
   Unfefunded Bal 2005 Furture Ser C
   5.25%, 5/01/15                                           280          292,037
   Unrefunded Bal  Ser C-2005
   5.00%, 5/01/26                                         2,765        2,822,484
New York City Trans Auth
   COP Ser A AMBAC
   5.50%, 1/01/08                                         1,560        1,599,546
New York State
   Ser D AMBAC
   5.00%, 7/15/17                                         2,045        2,112,137
New York State Brdg Auth
   5.00%, 1/01/17                                         4,575        4,750,360
New York State Dorm Auth
   Aids Long-Term Hlth Care Fac
   5.00%, 11/01/11                                        3,875        4,008,455
   Brookdale Hosp Rev Ref Ser J AMBAC
   5.125%, 2/15/08                                        1,000        1,020,290
   Brookdale Hosp Secured Hosp Program MBIA
   5.20%, 2/15/14                                         1,140        1,179,638
   City Univ Rev Ser A AMBAC
   5.75%, 7/01/09                                         3,630        3,764,383
   City Univ Rev Ser A FSA
   5.75%, 7/01/09                                         2,000        2,074,040
   City Univ Ser 2
   5.75%, 7/01/07                                         1,015        1,034,265
   City Univ Ser A


--------------------------------------------------------------------------------
9 o SCB NEW YORK MUNICIPAL PORTFOLIO

                                                      Principal
                                                     Amount (000)   U.S. $ Value
--------------------------------------------------------------------------------
5.75%, 7/01/09                                          $ 1,125      $ 1,164,026
City Univ Sys Rev Consolidated 4th Gen Ser A MBIA
5.25%, 7/01/09                                            8,135        8,453,323
City Univ Sys Rev Consolidated 5th Gen Ser A
5.00%, 1/01/07                                            4,240        4,265,652
City Univ Sys Ser 1 FSA
5.75%, 7/01/13                                            1,135        1,204,746
Columbia Univ
5.75%, 7/01/07                                            1,290        1,315,877
Columbia Univ Ser A
5.75%, 7/01/10                                            3,830        4,097,985
Highland Cmnty Dev Corp. Rev Ser B
5.50%, 7/01/23                                            2,000        2,001,800
Hlth Facs Ser 1 FSA
5.125%, 1/15/13                                           1,880        1,947,774
Jewish Board of Family & Children AMBAC
5.00%, 7/01/09                                            1,005        1,037,301
Kateri Residence
4.00%, 7/01/07                                            1,305        1,307,871
Medical College MBIA
5.25%, 7/01/11                                            1,085        1,126,371
Mental Hlth Rev Ser D
Prerefunded 8/15/08 @ 101
5.00%, 8/15/17                                                5            5,169
Mental Hlth Ser D MBIA
5.00%, 8/15/17                                            4,855        4,992,736
5.25%, 2/15/13                                            1,110        1,148,861
Mental Hlth Svcs Facs Ser B
6.50%, 2/15/09                                            1,505        1,594,563
Mental Hlth Svcs Facs Ser C-1
5.00%, 2/15/08-2/15/10                                   10,370       10,615,847
Mental Hlth Svcs Facs Ser D-1
5.00%, 2/15/07-2/15/09                                    4,000        4,062,460
Mental Hlth Svcs Ser A
Prerefunded 2/15/07 @ 102
5.70%, 2/15/09                                            1,505        1,551,876
Mental Hlth Svcs Ser C MBIA
5.25%, 2/15/19                                            1,780        1,847,373
Mental Hlth Svcs Ser D FSA
Prerefunded 8/15/10 @ 100
5.75%, 8/15/11-2/15/12                                    2,075        2,220,146
Prerefunded 08/15/2010 @ 100
5.875%, 2/15/13                                           2,205        2,369,603
Mt. Sinai New York Univ Hlth Ser C
5.00%, 7/01/11                                            7,480        7,555,922
New York Univ Ser A MBIA


                                           SCB NEW YORK MUNICIPAL PORTFOLIO o 10

                                                      Principal
                                                     Amount (000)   U.S. $ Value
--------------------------------------------------------------------------------
   5.75%, 7/01/12                                       $ 1,540      $ 1,685,622
   6.00%, 7/01/18                                         1,000        1,152,850
   North Gen Hosp Secured Hosp Program Ser G MBIA
   Escrowed to Maturity
   5.20%, 2/15/16                                         1,000        1,032,700
   Secured Hosp Program Ser E MBIA
   5.20%, 2/15/15                                         3,930        4,062,873
   South Nassau Cmnty Hosp Ser B AMBAC
   5.25%, 7/01/19                                         1,325        1,393,662
   State Personal Income Tax Edu Ser A MBIA
   5.50%, 3/15/11                                         4,405        4,700,355
   State Personal Income Tax Rev Ser A
   5.375%, 3/15/21                                        5,180        5,591,085
   State Personal Income Tax Rev Ser A FGIC
   5.25%, 3/15/10                                         3,150        3,298,019
   State Univ
   5.25%, 11/15/23(a)                                     4,960        5,222,434
   State Univ Dorm Facs Lease Rev
   Prerefunded 7/01/12 @ 100
   5.375%, 7/01/19                                        1,400        1,503,110
   State Univ Dorm Facs Ser A MBIA
   5.00%, 7/01/14-7/01/15                                11,080       11,733,324
   State Univ Edu Facs Ser 1989 MBIA
   6.00%, 5/15/16                                         6,055        6,535,646
   State Univ Edu Facs Ser A MBIA-IBC
   5.875%, 5/15/11                                        6,625        7,189,516
   State Univ Rev Edu Facs Ser A MBIA
   5.50%, 5/15/09                                         1,065        1,112,084
   State Univ Rev Ser A FGIC
   5.50%, 5/15/09                                         4,055        4,234,272
   Third General Ser A
   5.25%, 11/15/13                                        4,965        5,241,650
   Univ Rev Ser B MBIA-IBC
   5.00%, 7/01/11                                         1,815        1,902,156
   Unrefunded Portion Mental Hlth Svcs Ser D FSA
   5.75%, 8/15/11-2/15/12                                    85           90,469
   5.875%, 2/15/13                                          100          106,800
   Westchester Cnty Court Fac AMBAC Surety
   5.25%, 8/01/13                                         1,115        1,160,971
   Westchester County Court Facs AMBAC Surety
   5.125%, 8/01/12                                        1,000        1,038,200
   5.25%, 8/01/17                                         2,090        2,176,171


--------------------------------------------------------------------------------
11 o SCB NEW YORK MUNICIPAL PORTFOLIO

                                                       Principal
                                                     Amount (000)   U.S. $ Value
--------------------------------------------------------------------------------
   Winthrop Univ Hosp Assoc Ser A AMBAC
   5.25%, 7/01/18                                         $ 1,000    $ 1,052,360
New York State Dorm Auth Lease Rev
   Mun Hlth Facs Impt Program Ser 1 FSA
   5.00%, 1/15/09                                           1,900      1,947,937
   State Univ FGIC
   Prerefunded 7/01/11 @ 100
   5.50%, 7/01/17-7/01/20                                   2,640      2,829,710
New York State Dorm Auth Rev
   City Univ
   Prerefunded 7/01/06 @ 102
   5.75%, 7/01/07                                           2,495      2,544,900
   State Personal Inceom Tax Rev Edu Ser F
   5.00%, 3/15/11                                           3,035      3,167,447
   State Personal Income Tax Rev Edu Ser F FSA
   5.00%, 3/15/13                                           2,525      2,667,259
   State Personal Income Tax Rev Ser A FGIC TCRS
   5.50%, 3/15/14                                           4,675      5,048,673
   Wyckoff Heights Ser H MBIA
   5.20%, 2/15/16                                           5,820      6,021,430
New York State Energy Research & Dev Auth PCR
   ARS Electric & Gas Proj Ser C MBIA
   3.25%, 4/01/34                                          17,725     17,247,666
New York State Env Facs Corp.
   Clean Wtr & Drinking PreRef Revolving Funds
   Muni Wtr Proj Ser K
   5.50%, 6/15/15                                           3,050      3,354,878
   Clean Wtr & Drinking PreRef Revolving Funds
   Ser D
   Prerefunded 10/15/08 @ 102
   5.15%, 10/15/19                                            185        193,863
   Clean Wtr & Drinking Revolving Funds
   5.00%, 6/15/15                                           3,300      3,467,607
   Clean Wtr & Drinking Revolving Funds Mun Wtr
   Fin Proj
   5.00%, 6/15/22-6/15/25                                  23,525     24,324,839
   Clean Wtr & Drinking Revolving Funds Mun Wtr
   Fin Ser 01-D
   5.00%, 6/15/18-6/15/19                                   2,730      2,819,773
   Clean Wtr & Drinking Revolving Funds Pooled
   Funding Program Ser B
   5.375%, 11/15/18                                         1,485      1,570,907
   New York City Mun Wtr Fin Proj-2ND Resources


--------------------------------------------------------------------------------
                                           SCB NEW YORK MUNICIPAL PORTFOLIO o 12

                                                       Principal
                                                     Amount (000)   U.S. $ Value
--------------------------------------------------------------------------------
   5.25%, 6/15/14                                         $ 1,640    $ 1,769,002
   Personal Income Tax Rev Ser A FGIC
   5.25%, 1/01/19-1/01/20                                   3,340      3,521,941
   State Env Ser A FGIC
   5.00%, 12/15/23                                          1,060      1,097,609
   State Revolving Fund Mun Wtr Proj Ser J
   5.00%, 6/15/19                                           2,310      2,398,843
   State Revolving Fund New York City Mun Wtr Fin
   Auth
   Escrowed to Maturity
   5.75%, 6/15/11                                           1,490      1,612,776
   State Revolving Fund New York City Mun Wtr Ref
   Ser A
   5.75%, 6/15/07                                              15         15,026
   State Revolving Fund Ser 1994
   5.75%, 6/15/11                                             745        807,081
   State Revolving Fund Ser 1994 Escrowed to
   Maturity
   Escrowed to Maturity
   5.75%, 6/15/11                                           4,770      5,163,048
   State Revolving Fund Ser 92-B
   6.35%, 9/15/06                                           1,255      1,257,234
   State Revolving Fund Ser A
   4.95%, 6/15/10                                           1,730      1,773,717
   5.20%, 12/15/15                                            225        229,772
   State Revolving Fund Ser B
   5.875%, 7/15/20                                          4,560      4,853,801
   State Revolving Fund Ser K
   5.00%, 6/15/09-6/15/11                                  13,010     13,579,640
   State Revolving Funds Ser B
   Prerefunded 7/15/09 @ 101
   5.875%, 7/15/20                                            440        468,868
New York State GO
   Unrefunded Balance Ser B AMBAC TCRS
   5.625%, 8/15/08                                          4,245      4,274,800
New York State Hsg Fin Agy
   Hlth Facs New York City Ser A
   6.00%, 11/01/07                                          1,160      1,184,905
   State Personal Income Tax Rev Economic
   Development &
   Housing Ser A
   5.25%, 3/15/20                                           2,615      2,739,369
   State Personal Income Tax Rev Ser A
   5.25%, 9/15/21                                           2,825      2,954,357
New York State Hsg Fin Agy Svc Contract
   Ser C MBIA-IBC
   5.50%, 9/15/18                                           2,720      2,817,702
   Ser K
   5.00%, 3/15/09                                           1,695      1,739,053


--------------------------------------------------------------------------------
13 o SCB NEW YORK MUNICIPAL PORTFOLIO

                                                       Principal
                                                     Amount (000)   U.S. $ Value
--------------------------------------------------------------------------------
New York State Loc Govt Assistance Corp.
   Ref Sub Lien Ser A-1 FSA
   5.00%, 4/01/11-4/01/13                                 $13,585    $14,237,514
   Ref Sub Lien Ser A-2
   5.00%, 4/01/10                                           5,275      5,476,452
   Ser A
   6.00%, 4/01/08                                           3,035      3,114,122
   Ser A FGIC
   5.00%, 4/01/15                                           1,355      1,398,672
New York State Mortgage Agy
   AMT Homeowner Mortgage Rev Ser 69
   5.50%, 10/01/28                                          1,080      1,099,894
   AMT Homeowner Mortgage Rev Ser 99
   4.50%, 4/01/23                                           4,705      4,698,742
New York State Pwr Auth Rev
   Ser A
   5.00%, 11/15/20                                          2,680      2,777,230
New York State Twy Auth
   Hwy & Brdg Svc Contract Rev Ser A2 MBIA
   Escrowed to Maturity
   5.25%, 4/01/08                                           1,635      1,674,927
   Hwy & Brdg Trust Fund Ser A FGIC
   5.00%, 4/01/18                                           1,120      1,182,070
   Hwy & Brdg Trust Fund Ser A FSA
   5.25%, 4/01/08                                           2,750      2,817,623
   Hwy & Brdg Trust Fund Ser B AMBAC
   5.00%, 4/01/09                                           9,415      9,693,119
   Hwy & Brdg Trust Fund Ser B FSA
   5.00%, 4/01/17                                           1,310      1,334,838
   Local Hwy & Brdg Svc Contract MBIA
   5.10%, 4/01/10                                           1,050      1,093,722
   Local Hwy & Brdg Svc Contract Rev
   5.50%, 4/01/11                                           3,520      3,742,394
   Local Hwy & Brdg Svc Contract Ser 2002 C
   5.50%, 4/01/12                                           3,720      3,989,440
   Local Hwy & Brdg Svc Contract Ser A
   5.00%, 3/15/09                                           4,780      4,910,398
   Personal Income Tax Rev Ser 2005 A FSA
   5.00%, 3/15/18                                           1,930      2,017,024
   Personal Income Tax Rev Ser A FSA
   5.00%, 3/15/11-3/15/15                                   5,240      5,497,478
   Personal Income Tax Rev Ser A MBIA
   5.00%, 3/15/19                                           2,500      2,583,050
   Personal Income Tax Rev Transitional Ser A FSA
   5.00%, 3/15/14                                           2,570      2,719,368


--------------------------------------------------------------------------------
                                           SCB NEW YORK MUNICIPAL PORTFOLIO o 14

                                                       Principal
                                                     Amount (000)   U.S. $ Value
--------------------------------------------------------------------------------
   Second Gen Hwy and Brdg Trust Fund Ser A MBIA
   5.00%, 4/01/24                                         $ 1,060    $ 1,094,768
   5.25%, 4/01/13                                           5,435      5,812,515
   Second Gen Hwy and Brdg Trust Fund Ser B AMBAC
   5.25%, 4/01/11                                           3,775      3,988,212
   Second Gen Hwy and Brdg Trust Fund Ser B FSA
   5.00%, 4/01/12-4/01/14                                  65,665     69,404,350
   Ser A
   5.25%, 4/01/12                                           2,755      2,932,698
   Ser B
   5.25%, 4/01/14                                           3,140      3,370,664
   Ser F
   5.00%, 1/01/14                                           7,210      7,619,888
New York State Twy Auth Gen Rev
   Ser F AMBAC
   5.00%, 1/01/11-1/01/13                                  13,450     14,096,453
New York State Twy Auth Hwy & Brdg Trust Fund
   Ref Ser C MBIA
   5.25%, 4/01/11                                           4,625      4,886,220
   Second Gen Ser B FGIC
   5.00%, 4/01/13                                          16,590     17,499,961
   Second Gen Ser B FSA
   5.00%, 4/01/15                                          12,370     13,086,594
   Ser B FSA
   5.00%, 4/01/11                                           3,000      3,137,310
New York State Twy Auth Rev
   Local Hwy & Brdg Svc Contract
   5.00%, 4/01/09                                           5,775      5,934,967
   Prerefunded 4/01/11 @ 100
   5.25%, 4/01/16-4/01/18                                   9,000      9,520,200
New York State Twy Auth Second Gen Hwy and Brdg
   Trust Fund
   Ser B AMBAC
   5.25%, 4/01/12                                          13,700     14,583,650
New York State Twy Auth Svc Contract Rev
   Prerefunded 4/01/11 @ 100
   5.25%, 4/01/17                                           5,860      6,198,708
   Ser A-2 MBIA
   5.375%, 4/01/09                                          3,500      3,626,140
New York State UDC
   Correctional & Youth Facs Svcs Ser A
   5.25%, 1/01/21                                          10,200     10,493,964
   Correctional Facs Ser B AMBAC


--------------------------------------------------------------------------------
15 o SCB NEW YORK MUNICIPAL PORTFOLIO

                                                       Principal
                                                     Amount (000)   U.S. $ Value
--------------------------------------------------------------------------------
   Prerefunded 1/01/09 @ 101
   5.25%, 1/01/16(c)                                      $ 2,330    $ 2,426,695
   Correctional Ref Ser A XLCA
   5.25%, 1/01/11                                           2,310      2,430,397
   State Personal Income Tax Rev Ser 2005 A-1
   AMBAC
   5.00%, 12/15/20                                          6,265      6,528,130
Niagara Falls Brdg Commission
   Escrowed to Maturity
   6.30%, 10/01/12                                          4,670      5,268,274
Onondaga Cnty
   Escrowed to Maturity
   5.70%, 4/01/11                                           1,830      1,971,075
   Economically Defeased
   Escrowed to Maturity
   5.70%, 4/01/09                                           1,800      1,884,618
   Unrefunded Balance
   5.70%, 4/01/09-4/01/11                                   1,570      1,666,437
Port Auth of New York & New Jersey
   Consolidated 117th Ser FGIC AMT
   5.125%, 11/15/15                                         1,355      1,389,539
   Consolidated 126th Ser FGIC
   5.25%, 11/15/08                                         11,570     11,865,613
   5.50%, 11/15/09-11/15/10                                18,800     19,702,368
   Spl Oblig Rev MBIA
   6.00%, 12/01/06                                          1,205      1,215,363
   6.25%, 12/01/08                                          2,090      2,189,296
Suffolk Cnty
   Ref Ser B FSA
   5.00%, 5/01/09                                           1,980      2,041,241
Suffolk Cnty Wtr Auth Wtrwks Rev
   Ser Lien MBIA
   Escrowed to Maturity
   5.10%, 6/01/08                                              80         81,918
   Unref Balance Ser Lien MBIA
   5.10%, 6/01/08                                             920        942,062
Tobacco Settlement Fin Corp.
   Tobacco Settlement Asset-Backed Ser A-1
   5.00%,6/01/09-6/01/11                                    5,050      5,141,234
   Tobacco Settlement Asset-Backed Ser C-1
   5.50%, 6/01/14                                          16,465     17,107,464
Triborough Brdg & Tunnel Auth
   Convention Center Ser E
   6.00%, 1/01/11                                           1,490      1,608,723
   New York Toll Rev Ser Y


--------------------------------------------------------------------------------
                                           SCB NEW YORK MUNICIPAL PORTFOLIO o 16

                                                     Principal
                                                   Amount (000)    U.S. $ Value
--------------------------------------------------------------------------------
   Escrowed to Maturity
   5.50%, 1/01/17                                       $ 9,370   $   10,190,156
   Ser A
   5.00%, 1/01/20                                         1,000        1,027,000
   5.25%, 1/01/17                                         5,025        5,291,174
   Ser B
   5.00%, 11/15/11                                        8,880        9,286,615
   5.25%, 11/15/12-11/15/13                               7,220        7,709,592
   Spl Oblig Ser A MBIA
   Escrowed to Maturity
   5.125%, 1/01/18                                        8,165        8,424,892
   Toll Rev Gen Purpose Senior Ser
   Escrowed to Maturity
   5.50%, 1/01/12                                        13,745       14,288,890
Westchester Cnty
   Ser A
   6.75%, 2/01/07                                         1,300        1,322,464
Westchester Cnty IDA
   Resource Recovery Rev Ser A AMBAC
   5.60%, 7/01/07                                         4,000        4,003,800
Yonkers
   Ref Ser A MBIA
   5.00%, 12/01/10-8/01/14                               13,145       13,733,304
   Ser A MBIA
   5.00%, 8/01/12                                         2,410        2,526,740
                                                                  --------------
                                                                   1,272,554,167
                                                                  --------------
North Carolina-0.3%
North Carolina Eastern Mun Pwr Agy Pwr Sys
   Ref Ser C
   5.375%, 1/01/17                                        2,285        2,380,719
   Ref Ser D
   5.375%, 1/01/10                                        2,445        2,534,047
                                                                  --------------
                                                                       4,914,766
                                                                  --------------
Ohio-0.4%
Ohio State Air Quality Dev Auth Rev Cleveland
   Pollution Control Ser B
   3.75%, 10/01/30(a)                                     5,095        5,052,711
Port Auth Columbiana Cnty Solid Waste Facs Rev
   Liberty Waste Trans LLC Proj Ser A AMT
   7.00%, 8/01/21                                         1,600        1,581,216
                                                                  --------------
                                                                       6,633,927
                                                                  --------------
Pennsylvania-0.2%
Beaver Cnty IDA PCR
   Cleveland Electric Proj
   3.75%, 10/01/30                                        1,075        1,066,078


--------------------------------------------------------------------------------
17 o SCB NEW YORK MUNICIPAL PORTFOLIO

                                                       Principal
                                                     Amount (000)   U.S. $ Value
--------------------------------------------------------------------------------

Montgomery Cnty IDA Rev
   Whitemarsh Con Care Proj Ser 05
   6.00%, 2/01/21                                         $ 1,515    $ 1,588,750
                                                                     -----------
                                                                       2,654,828
                                                                     -----------
Puerto Rico-5.7%
Puerto Rico Commonweallth Govt Dev Bk
   Ser B
   5.00%, 12/01/13                                          1,900      1,962,795
Puerto Rico Commonwealth
   MBIA
   6.25%, 7/01/09                                           1,810      1,929,840
   Public Impt Ser A
   5.00%, 7/01/13                                           2,005      2,068,157
   Ref Public Impt Ser A MBIA IBC
   5.50%, 7/01/15                                           6,575      7,188,645
   Ref Public Impt Ser C FSA
   5.00%, 7/01/21                                          10,255     10,470,458
Puerto Rico Commonwealth Govt Dev Bk
   Ser B
   5.00%, 12/01/11-12/01/12                                11,450     11,822,133
Puerto Rico Commonwealth Infrastructure Fin Auth
   Ref Ser C AMBAC
   5.50%, 7/01/14                                          14,765     16,087,206
Puerto Rico Hsg Bank & Fin Agy
   Ref Commonwealth Appropriation Loan
   Insurance Claims
   5.25%, 12/01/06                                          3,425      3,431,713
Puerto Rico Hwy & Transp Auth Transp Rev
   5.00%, 7/01/07                                           2,000      2,014,520
Puerto Rico Pub Bldgs Auth Guaranteed
   Government Facs Ser J AMBAC
   5.00%, 7/01/36(a)                                        6,925      7,260,308
Puerto Rico Pub Bldgs Auth Rev Guaranteed
   Ref Government Facs Ser C
   5.25%, 7/01/08                                           1,000      1,019,610
Puerto Rico Pub Fin Corp.
   Commonwealth Appropriated Ser A AMBAC
    5.25%, 8/01/30                                          4,360      4,609,479
   Commonwealth Appropriated Ser A FGIC
    5.25%, 8/01/31                                         14,640     15,477,701
                                                                     -----------
                                                                      85,342,565
                                                                     -----------
South Carolina-0.1%
Lancaster Cnty Assmt Rev
   Edenmoor Impt Dist Ser B
   5.375%, 12/01/16                                         1,335      1,330,434
                                                                     -----------


--------------------------------------------------------------------------------
                                           SCB NEW YORK MUNICIPAL PORTFOLIO o 18

                                                    Principal
                                                  Amount (000)    U.S. $ Value
--------------------------------------------------------------------------------
Virginia-0.6%
Broad Str CDA
   7.125%, 6/01/15                                      $1,785   $    1,934,244
Celebrate CDA Spl Assmt Rev
   Proj Ser B
   6.25%, 3/01/18                                        1,750        1,818,810
Louisa IDA PCR
   Elec & Pwr Co.
   5.25%, 12/01/08                                       4,910        4,984,141
                                                                 --------------
                                                                      8,737,195
                                                                 --------------
West Virginia-0.1%
Putnam Cnty PCR
   Appalachian Pwr Co. Proj Ser E
   2.80%, 5/01/19(a)                                     2,150        2,133,359
                                                                 --------------
Total Municipal Bonds
   (cost $1,493,479,012)                                          1,488,036,340
                                                                 --------------
Short-Term Municipal Notes-1.1%
New York-1.1%
Jay St Dev Corp
   Jay St Proj Ser A-4
   3.94%, 5/01/22(d)                                     2,000        2,000,000
Long Island Pwr Auth Elec Sys Rev
   SubSer 2B
   3.94%, 5/01/33(d)                                     2,800        2,800,000
MTA Rev
   Subser G-2
   3.92%, 11/01/26(d)                                    2,400        2,400,000
New York City
   Adj Sub Ser E4
   3.96%, 8/01/21(d)                                     1,200        1,200,000
New York City Mun Wtr Fin Auth Wtr & Sewer Sys
   Rev
   Adj 2ND Gen Resolution Ser AA 1
   3.98%, 6/15/32(d)                                     7,600        7,600,000
                                                                 --------------
Total Short-Term Municipal Notes
   (cost $16,000,000)                                                16,000,000
                                                                 --------------
Total Investments - 100.1%
   (cost $1,509,479,012)(e)                                       1,504,036,340
Other Assets less liabilities - (0.1)%                                 (946,919)
                                                                 --------------
Net Assets - 100%                                                $1,503,089,421
                                                                 --------------


--------------------------------------------------------------------------------
19 o SCB NEW YORK MUNICIPAL PORTFOLIO

INTEREST RATE SWAP TRANSACTIONS

                                                                   Rate Type
                                                    ---------------------------------------
                    Notional Amount   Termination     Payments made    Payments received by     Unrealized
Swap Counterparty        (000)            Date      by the Portfolio      the Portfolio        Depreciation
-----------------------------------------------------------------------------------------------------------
Citigroup               $13,700          6/22/07           BMA*               2.962%             $(111,605)
Goldman Sachs             7,000          7/05/06           BMA*               3.283%                (5,240)
Goldman Sachs             7,000          1/05/07           BMA*               3.405%               (20,113)
JP Morgan                13,400          4/05/07           BMA*               2.988%              (102,790)
JP Morgan                 7,400         10/01/07           BMA*               3.635%               (15,075)
Morgan Stanley            7,000         10/06/06           BMA*               3.217%               (19,344)

* Variable interest based on the BMA (Bond Market Association) Municipal Swap Index, which fluctuates weekly.

(a)  Variable rate coupon, rate shown as of June 30, 2006.

(b)  When-issued security.

(c) Represents entire or partial position segregated as collateral for interest rate swaps.

(d) Represents entire or partial position segregated as collateral for when-issued securities.

(e) At June 30, 2006, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $14,245,378 and gross unrealized depreciation of investments was $19,688,050, resulting in net unrealized depreciation of $5,442,672 (excluding swap transactions).

     Glossary of Terms:

      ACA - American Capital Access Financial Guaranty Corporation AMBAC - American Municipal Bond Assurance Corporation
      AMT - Alternative Minimum Tax - (subject to)
      ARS - Adjustable Rate Security
      BANS - Bond Anticipation Notes
      BNY - Bank of New York
      CDA - Community Development Authority
      CDD - Community Development District
      CFM - Central Florida Memory
      COP - Certificate of Participation
      FGIC - Financial Guaranty Insurance Company
      FSA - Financial Security Assurance, Inc.
      GO - General Obligation
      IBC - International Bancshares Corporation
      IDA - Industrial Development Authority
      MBIA - Municipal Bond Investors Assurance
      MFHR - Multi-Family Housing Revenue
      MTA - Metropolitan Transportation Authority
      PCR - Pollution Control Revenue
      TCRS - Transferable Custody Receipts
      TFA - Transitional Finance Authority
      UDC - Urban Development Corporation
      XLCA - XL Capital Assurance


--------------------------------------------------------------------------------
                                           SCB NEW YORK MUNICIPAL PORTFOLIO o 20

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
3(a)(1)       Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

3(a)(2) Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Sanford C. Bernstein Fund, Inc.


By:  /s/ Roger Hertog
     -------------------------------------
     Roger Hertog
     President

Date: August 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/ Roger Hertog
     -------------------------------------
     Roger Hertog
     President

Date: August 21, 2006


By:  /s/ Joseph J. Mantineo
     -------------------------------------
     Joseph J. Mantineo
     Treasurer and Chief Financial Officer

Date: August 21, 2006


                                        4